UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21944
First Trust Exchange-Traded Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust STOXX®
European Select Dividend Index Fund
FDD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust STOXX® European Select Dividend Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust STOXX® European Select Dividend Index Fund	$29	0.54%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$802,489,444
Total number of portfolio holdings	31
Portfolio turnover rate	26%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Legal & General Group PLC	5.6%
Taylor Wimpey PLC	5.4%
Aker BP ASA	5.0%
Signify N.V.	4.7%
Teleperformance SE	4.5%
Investec PLC	4.0%
Aegon Ltd.	3.9%
B&M European Value Retail PLC	3.8%
NatWest Group PLC	3.5%
ASR Nederland N.V.	3.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust STOXX® European Select Dividend Index Fund (FDD)

First Trust Alerian
Disruptive Technology Real Estate ETF
DTRE | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Alerian Disruptive Technology Real Estate ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DTRE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian Disruptive Technology Real Estate ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$15,295,230
Total number of portfolio holdings	27
Portfolio turnover rate	18%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Equinix, Inc.	8.9%
Digital Realty Trust, Inc.	8.3%
Prologis, Inc.	7.3%
American Tower Corp.	7.2%
Crown Castle, Inc.	6.8%
SBA Communications Corp.	6.7%
Terreno Realty Corp.	4.5%
EastGroup Properties, Inc.	4.3%
First Industrial Realty Trust, Inc.	4.2%
STAG Industrial, Inc.	4.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DTRE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Alerian and Alerian Disruptive Technology Real Estate Index (“the Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)

First Trust Dow Jones
Global Select Dividend Index Fund
FGD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Dow Jones Global Select Dividend Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Global Select Dividend Index Fund	$29	0.54%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$1,264,323,190
Total number of portfolio holdings	100
Portfolio turnover rate	55%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hyundai Elevator Co., Ltd.	2.3%
Robert Half, Inc.	1.7%
Western Union (The) Co.	1.6%
OMV AG	1.6%
Telefonica S.A.	1.5%
Cal-Maine Foods, Inc.	1.5%
Parex Resources, Inc.	1.5%
TELUS Corp.	1.5%
Enagas S.A.	1.4%
Banco BPM S.p.A.	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FGD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones Global Select Dividend Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow Jones Global Select Dividend Index Fund (FGD)

First Trust Global Wind Energy ETF
FAN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Global Wind Energy ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Wind Energy ETF	$34	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$249,134,636
Total number of portfolio holdings	49
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Vestas Wind Systems A/S	9.4%
Nordex SE	8.5%
Orsted A/S	8.4%
EDP Renovaveis S.A.	6.8%
Northland Power, Inc.	6.1%
Enlight Renewable Energy Ltd.	3.9%
Boralex, Inc., Class A	3.4%
China Longyuan Power Group Corp., Ltd., Class H	3.0%
ERG S.p.A.	2.1%
Goldwind Science & Technology Co., Ltd., Class H	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and ISE Clean Edge Global Wind EnergyTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Global Wind Energy ETF (FAN)

First Trust Alerian
U.S. NextGen Infrastructure ETF
RBLD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Alerian U.S. NextGen Infrastructure ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RBLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian U.S. NextGen Infrastructure ETF	$34	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$20,320,252
Total number of portfolio holdings	103
Portfolio turnover rate	16%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Vertiv Holdings Co., Class A	1.5%
MasTec, Inc.	1.4%
Cheniere Energy, Inc.	1.3%
Comfort Systems USA, Inc.	1.3%
Targa Resources Corp.	1.3%
GE Vernova, Inc.	1.3%
Quanta Services, Inc.	1.2%
Equinix, Inc.	1.2%
ONEOK, Inc.	1.2%
Entergy Corp.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RBLD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Alerian and Alerian U.S. NextGen Infrastructure Index (“the Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)

First Trust NASDAQ® Clean Edge®
Smart Grid Infrastructure Index Fund
GRID | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GRID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	$28	0.53%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$7,645,686,499
Total number of portfolio holdings	122
Portfolio turnover rate	7%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Eaton Corp. PLC	8.3%
Johnson Controls International PLC	7.9%
National Grid PLC	7.9%
ABB Ltd.	7.6%
Schneider Electric SE	7.3%
Prysmian S.p.A.	4.3%
Quanta Services, Inc.	4.2%
E.ON SE	4.1%
Hubbell, Inc.	2.9%
NVIDIA Corp.	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GRID to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq®, Clean Edge®, and Nasdaq Clean Edge Smart Grid InfrastructureTM Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

First Trust Indxx
Global Natural Resources Income ETF
FTRI | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Indxx Global Natural Resources Income ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Natural Resources Income ETF	$38	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$133,372,809
Total number of portfolio holdings	52
Portfolio turnover rate	5%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Corteva, Inc.	10.7%
Freeport-McMoRan, Inc.	9.6%
Agnico Eagle Mines Ltd.	9.2%
Nutrien Ltd.	6.9%
American Water Works Co., Inc.	4.6%
Zijin Mining Group Co., Ltd., Class H	4.1%
Bunge Global S.A.	4.0%
CF Industries Holdings, Inc.	3.9%
International Paper Co.	3.6%
Weyerhaeuser Co.	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTRI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Global Natural Resources Income Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Global Natural Resources Income ETF (FTRI)

First Trust Indxx Global Agriculture ETF
FTAG | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Indxx Global Agriculture ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Agriculture ETF	$37	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$14,411,009
Total number of portfolio holdings	54
Portfolio turnover rate	11%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Corteva, Inc.	10.1%
BASF SE	9.9%
Deere & Co.	9.3%
Bayer AG	8.2%
Bunge Global S.A.	4.6%
Nutrien Ltd.	4.2%
Mahindra & Mahindra Ltd.	4.1%
CF Industries Holdings, Inc.	4.0%
Wilmar International Ltd.	3.9%
Kubota Corp.	3.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTAG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Global Agriculture Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Global Agriculture ETF (FTAG)

First Trust Indxx NextG ETF
NXTG | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Indxx NextG ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NXTG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx NextG ETF	$36	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$414,196,940
Total number of portfolio holdings	104
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	2.0%
Ciena Corp.	2.0%
Delta Electronics, Inc.	1.9%
ASE Technology Holding Co., Ltd.	1.8%
STMicroelectronics N.V.	1.7%
Keysight Technologies, Inc.	1.6%
Micron Technology, Inc.	1.6%
Equinix, Inc.	1.6%
Nokia Oyj, ADR	1.6%
Prysmian S.p.A.	1.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/NXTG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx 5G & NextG Thematic IndexSM (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx NextG ETF (NXTG)

First Trust S-Network
Future Vehicles & Technology ETF
CARZ | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust S-Network Future Vehicles & Technology ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CARZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Future Vehicles & Technology ETF	$37	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$44,330,514
Total number of portfolio holdings	102
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.9%
Micron Technology, Inc.	4.7%
Advanced Micro Devices, Inc.	4.6%
Apple, Inc.	4.5%
NVIDIA Corp.	4.3%
Alphabet, Inc., Class A	4.0%
Tesla, Inc.	3.9%
Microsoft Corp.	3.5%
Toyota Motor Corp.	2.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CARZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S-Network and S-Network Electric & Future Vehicle Ecosystem Index (“Index”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance.
First Trust S-Network Future Vehicles & Technology ETF (CARZ)

First Trust Cloud Computing ETF
SKYY | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Cloud Computing ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SKYY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Cloud Computing ETF	$27	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$2,346,700,815
Total number of portfolio holdings	64
Portfolio turnover rate	16%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
DigitalOcean Holdings, Inc.	3.8%
Oracle Corp.	3.8%
International Business Machines Corp.	3.7%
Nutanix, Inc., Class A	3.7%
Amazon.com, Inc.	3.7%
Microsoft Corp.	3.5%
Alphabet, Inc., Class A	3.4%
Arista Networks, Inc.	3.4%
Everpure, Inc., Class A	3.4%
Lumen Technologies, Inc.	3.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SKYY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and ISE CTA Cloud ComputingTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Cloud Computing ETF (SKYY)

First Trust International
Equity Opportunities ETF
FPXI | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust International Equity Opportunities ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Equity Opportunities ETF	$35	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$157,600,665
Total number of portfolio holdings	52
Portfolio turnover rate	57%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Contemporary Amperex Technology Co., Ltd., Class H	9.6%
Advantest Corp.	9.4%
Siemens Energy AG	6.3%
Agnico Eagle Mines Ltd.	4.3%
ARM Holdings PLC, ADR	3.4%
Sandoz Group AG	3.3%
Caixa Seguridade Participacoes S.A.	3.3%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H	3.2%
Kioxia Holdings Corp.	3.0%
Triple Flag Precious Metals Corp.	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPXI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
IPOX® and IPOX® International Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust International Equity Opportunities ETF (FPXI)

First Trust Nasdaq Cybersecurity ETF
CIBR | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Nasdaq Cybersecurity ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CIBR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Cybersecurity ETF	$26	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$9,485,453,017
Total number of portfolio holdings	44
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Palo Alto Networks, Inc.	8.5%
CrowdStrike Holdings, Inc., Class A	8.2%
Cisco Systems, Inc.	7.7%
Broadcom, Inc.	7.6%
Fortinet, Inc.	7.4%
Cloudflare, Inc., Class A	4.7%
Akamai Technologies, Inc.	3.7%
Zscaler, Inc.	3.6%
Check Point Software Technologies Ltd.	3.2%
F5, Inc.	3.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CIBR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq CTA CybersecurityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Cybersecurity ETF (CIBR)

First Trust IPOX®
Europe Equity Opportunities ETF
FPXE | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust IPOX® Europe Equity Opportunities ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust IPOX® Europe Equity Opportunities ETF	$34	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$4,676,163
Total number of portfolio holdings	103
Portfolio turnover rate	62%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Siemens Energy AG	6.1%
Galderma Group AG	5.7%
ARM Holdings PLC, ADR	4.4%
Sandoz Group AG	4.0%
Accelleron Industries AG	3.5%
Lottomatica Group S.p.A.	3.5%
Viking Holdings Ltd.	2.9%
Nordnet AB publ	2.8%
Valterra Platinum Ltd.	2.8%
Endeavour Mining PLC	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPXE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
IPOX® and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

First Trust Dow Jones
International Internet ETF
FDNI | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Dow Jones International Internet ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDNI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones International Internet ETF	$28	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$43,485,804
Total number of portfolio holdings	41
Portfolio turnover rate	24%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	10.0%
Shopify, Inc., Class A	10.0%
Tencent Holdings Ltd.	9.7%
Spotify Technology S.A.	8.2%
Prosus N.V.	6.7%
PDD Holdings, Inc., ADR	4.9%
Meituan, Class B	4.8%
Naspers Ltd., Class N	4.5%
NetEase, Inc.	4.3%
JD.com, Inc., Class A	4.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDNI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Dow Jones International Internet Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Dow Jones International Internet ETF (FDNI)

First Trust Bloomberg
Emerging Market Democracies ETF
EMDM | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Bloomberg Emerging Market Democracies ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Emerging Market Democracies ETF	$44	0.77%(1) (2)
(1)	Annualized.
(2)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.75%.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$20,888,191
Total number of portfolio holdings	103
Portfolio turnover rate	7%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	11.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	10.4%
Grupo Mexico S.A.B. de C.V., Series B	5.4%
SK hynix, Inc.	5.0%
Petroleo Brasileiro S.A. - Petrobras	3.9%
Anglogold Ashanti PLC	2.9%
America Movil S.A.B. de C.V., Series B	2.8%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.5%
Itau Unibanco Holding S.A.	2.5%
OTP Bank Nyrt	2.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EMDM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Bloomberg® and Bloomberg Emerging Market Democracies Index referenced herein (the “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Index (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”) and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

First Trust Emerging Markets
Human Flourishing ETF
FTHF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Emerging Markets Human Flourishing ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Human Flourishing ETF	$43	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$86,917,832
Total number of portfolio holdings	102
Portfolio turnover rate	23%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	12.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.4%
SK hynix, Inc.	7.4%
Itau Unibanco Holding S.A.	3.7%
Grupo Financiero Banorte S.A.B. de C.V., Class O	3.4%
Gold Fields Ltd.	3.4%
WEG S.A.	3.2%
Wal-Mart de Mexico S.A.B. de C.V.	2.7%
Naspers Ltd., Class N	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTHF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Oak City Consulting, LLC (“Licensor”) and the Emerging Markets Human Flourishing Index (“index”) are trademarks of the Licensor and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust Emerging Markets Human Flourishing ETF is based on the index and is not sponsored, endorsed, sold or promoted by Licensor, and Licensor makes no representation regarding the advisability of trading in such product.
First Trust Emerging Markets Human Flourishing ETF (FTHF)

First Trust Nasdaq
Lux Digital Health Solutions ETF
EKG | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Nasdaq Lux Digital Health Solutions ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EKG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Lux Digital Health Solutions ETF	$31	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$2,435,480
Total number of portfolio holdings	39
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Veeva Systems, Inc., Class A	8.5%
IQVIA Holdings, Inc.	8.4%
Intuitive Surgical, Inc.	8.1%
ResMed, Inc.	7.7%
Dexcom, Inc.	7.6%
Guardant Health, Inc.	4.3%
Natera, Inc.	4.3%
Illumina, Inc.	4.1%
Align Technology, Inc.	4.0%
Globus Medical, Inc., Class A	4.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EKG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

First Trust Indxx Metaverse ETF
ARVR | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Indxx Metaverse ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ARVR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Metaverse ETF	$33	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$4,412,689
Total number of portfolio holdings	43
Portfolio turnover rate	39%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
STMicroelectronics N.V.	4.1%
Intel Corp.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.6%
Netflix, Inc.	3.6%
Micron Technology, Inc.	3.5%
Texas Instruments, Inc.	3.5%
Electronic Arts, Inc.	3.4%
Advanced Micro Devices, Inc.	3.3%
Apple, Inc.	3.3%
NVIDIA Corp.	3.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ARVR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Metaverse Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Metaverse ETF (ARVR)

First Trust Bloomberg
Artificial Intelligence ETF
FAI | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Bloomberg Artificial Intelligence ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Artificial Intelligence ETF	$31	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$37,122,933
Total number of portfolio holdings	50
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.3%
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	8.2%
Broadcom, Inc.	8.0%
Microsoft Corp.	6.8%
ASML Holding N.V.	5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Micron Technology, Inc.	4.6%
Advanced Micro Devices, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Bloomberg® and Bloomberg Artificial Intelligence Index referenced herein (the “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Index (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”) and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.
First Trust Bloomberg Artificial Intelligence ETF (FAI)

First Trust Bloomberg Nuclear Power ETF
RCTR | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Bloomberg Nuclear Power ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Nuclear Power ETF	$36	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$20,826,926
Total number of portfolio holdings	46
Portfolio turnover rate	8%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
GE Vernova, Inc.	5.6%
Doosan Enerbility Co., Ltd.	5.2%
Entergy Corp.	5.2%
BHP Group Ltd.	5.1%
BWX Technologies, Inc.	4.9%
Mitsubishi Heavy Industries Ltd.	4.9%
Duke Energy Corp.	4.8%
Southern (The) Co.	4.8%
Cameco Corp.	4.8%
Rolls-Royce Holdings PLC	4.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RCTR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Bloomberg® and Bloomberg Nuclear Power Index referenced herein (the “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Index (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”) and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.
First Trust Bloomberg Nuclear Power ETF (RCTR)
First Trust Indxx Critical Metals ETF
FMTL | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Indxx Critical Metals ETF (the “Fund”) for the period of November 4, 2025 (commencement of investment operations) to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMTL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Critical Metals ETF	$31(1)	0.65%(2)
(1)	The Fund commenced investment operations on November 4, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$21,725,468
Total number of portfolio holdings	40
Portfolio turnover rate	1%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Glencore PLC	9.6%
Freeport-McMoRan, Inc.	8.2%
BHP Group Ltd.	7.7%
Cameco Corp.	6.2%
Anglo American PLC	5.8%
Anglogold Ashanti PLC	4.6%
Grupo Mexico S.A.B. de C.V., Series B	4.4%
Newmont Corp.	4.3%
Wheaton Precious Metals Corp.	4.3%
Sumitomo Corp.	4.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMTL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Global Critical Metals Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Critical Metals ETF (FMTL)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund II (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended March 31, 2026

First Trust Exchange-Traded Fund II
Book 1

First Trust STOXX® European Select Dividend Index Fund (FDD)
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust Indxx NextG ETF (NXTG)
First Trust S-Network Future Vehicles & Technology ETF (CARZ)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
First Trust Dow Jones International Internet ETF (FDNI)
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
First Trust Emerging Markets Human Flourishing ETF (FTHF)

Table of Contents
First Trust Exchange-Traded Fund II
Semi-Annual Financial Statements and Other Information
March 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Belgium — 2.9%
312,613	Ageas S.A./N.V. (EUR) (c)	$23,012,484
	Bermuda — 3.8%
4,203,083	Aegon Ltd. (EUR) (c)	30,738,244
	Denmark — 2.2%
221,626	AL Sydbank (DKK) (c)	17,812,545
	France — 21.9%
225,917	BNP Paribas S.A. (EUR) (c)	21,521,775
445,784	Covivio S.A. (EUR) (c)	26,641,711
1,307,121	Credit Agricole S.A. (EUR) (c)	24,396,680
861,245	Orange S.A. (EUR) (c)	17,658,242
603,401	Rubis S.C.A. (EUR) (c)	24,451,390
701,290	SCOR SE (EUR) (c)	25,064,477
616,592	Teleperformance SE (EUR) (c)	36,232,891
		175,967,166
	Germany — 10.7%
44,953	Allianz SE (EUR) (c)	18,984,580
209,723	Bayerische Motoren Werke AG (Preference Shares) (EUR) (c)	19,305,558
378,128	Mercedes-Benz Group AG (EUR) (c)	23,240,953
239,585	Volkswagen AG (Preference Shares) (EUR) (c)	24,507,867
		86,038,958
	Italy — 2.7%
908,409	Poste Italiane S.p.A. (EUR) (c) (d) (e)	21,382,918
	Jersey — 3.8%
13,587,686	B&M European Value Retail PLC (GBP) (c)	30,511,614
	Netherlands — 17.0%
804,607	ABN AMRO Bank N.V. (EUR) (c) (e)	25,506,815
387,737	ASR Nederland N.V. (EUR) (c)	26,694,601
783,207	ING Groep N.V. (EUR) (c)	20,329,552
340,991	NN Group N.V. (EUR) (c)	26,630,132
1,752,591	Signify N.V. (EUR) (c) (d) (e)	37,328,961
		136,490,061
	Norway — 5.0%
1,075,090	Aker BP ASA (NOK) (c)	39,744,942
	Poland — 3.0%
663,746	ORLEN S.A. (PLN) (c)	24,050,353
	Switzerland — 2.4%
27,178	Zurich Insurance Group AG (CHF) (c)	19,209,914
	United Kingdom — 24.1%
1,382,141	HSBC Holdings PLC (GBP) (c)	22,698,197
4,151,027	Investec PLC (GBP) (c)	31,994,269
Shares	Description	Value

	United Kingdom (Continued)
13,542,807	Legal & General Group PLC (GBP) (c)	$44,505,917
3,783,675	NatWest Group PLC (GBP) (c)	28,029,088
245,900	Rio Tinto PLC (GBP) (c)	22,812,914
36,385,197	Taylor Wimpey PLC (GBP) (c)	43,215,175
		193,255,560
	Total Common Stocks	798,214,759
	(Cost $715,532,620)
MONEY MARKET FUNDS — 0.0%
35,132	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (f)	35,132
	(Cost $35,132)

	Total Investments — 99.5%	798,249,891
	(Cost $715,567,752)
	Net Other Assets and Liabilities — 0.5%	4,239,553
	Net Assets — 100.0%	$802,489,444

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $798,214,759 or 99.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2026.

See Notes to Financial Statements

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	59.4%
GBP	28.0
NOK	5.0
PLN	3.0
CHF	2.4
DKK	2.2
USD	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$798,214,759	$—	$798,214,759	$—
Money Market Funds	35,132	35,132	—	—
Total Investments	$798,249,891	$35,132	$798,214,759	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.0%
	Belgium — 1.8%
10,618	Warehouses De Pauw C.V.A. (EUR) (c)	$276,597
	Japan — 7.3%
278	Daiwa House REIT Investment Corp. (JPY) (c)	219,427
308	GLP J-REIT (JPY) (c)	252,182
233	Industrial & Infrastructure Fund Investment Corp. (JPY) (c)	208,116
283	Mitsui Fudosan Logistics Park, Inc. (JPY) (c)	201,962
433	Nippon Prologis REIT, Inc. (JPY) (c)	233,590
		1,115,277
	Singapore — 8.8%
350,764	Frasers Logistics & Commercial Trust (SGD) (c) (d)	245,816
254,400	Keppel DC REIT (SGD) (c)	433,044
223,600	Mapletree Industrial Trust (SGD) (c)	339,204
369,777	Mapletree Logistics Trust (SGD) (c)	332,626
		1,350,690
	United Kingdom — 8.0%
159,698	LondonMetric Property PLC (GBP) (c)	385,763
66,108	Segro PLC (GBP) (c)	566,711
142,904	Tritax Big Box REIT PLC (GBP) (c)	269,142
		1,221,616
	United States — 73.1%
6,306	American Tower Corp.	1,088,289
49,923	Americold Realty Trust, Inc.	572,118
12,708	Crown Castle, Inc.	1,033,287
7,023	Digital Realty Trust, Inc.	1,265,615
3,570	EastGroup Properties, Inc.	660,771
1,374	Equinix, Inc.	1,346,850
11,148	First Industrial Realty Trust, Inc.	644,912
12,979	LXP Industrial Trust	600,409
8,366	Prologis, Inc.	1,105,818
16,266	Rexford Industrial Realty, Inc.	532,386
5,922	SBA Communications Corp.	1,019,235
17,308	STAG Industrial, Inc.	624,126
11,037	Terreno Realty Corp.	677,893
		11,171,709
	Total Common Stocks	15,135,889
	(Cost $15,164,152)
Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
60,568	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (e)	$60,568
	(Cost $60,568)

	Total Investments — 99.4%	15,196,457
	(Cost $15,224,720)
	Net Other Assets and Liabilities — 0.6%	98,773
	Net Assets — 100.0%	$15,295,230

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $3,964,180 or 25.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(e)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	73.9%
SGD	8.9
GBP	8.1
JPY	7.3
EUR	1.8
Total	100.0%
See Notes to Financial Statements

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United States	$11,171,709	$11,171,709	$—	$—
Other Country Categories*	3,964,180	—	3,964,180	—
Money Market Funds	60,568	60,568	—	—
Total Investments	$15,196,457	$11,232,277	$3,964,180	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.8%
	Australia — 3.2%
2,461,621	Bank of Queensland Ltd. (AUD) (c)	$11,458,243
901,090	Fortescue Ltd. (AUD) (c)	12,876,220
2,358,652	Harvey Norman Holdings Ltd. (AUD) (c)	8,102,925
933,888	Super Retail Group Ltd. (AUD) (c)	8,349,813
		40,787,201
	Austria — 1.6%
273,677	OMV AG (EUR) (c)	20,022,320
	Belgium — 1.0%
171,531	Ageas S.A./N.V. (EUR) (c)	12,626,968
	Bermuda — 0.7%
1,075,035	CK Infrastructure Holdings Ltd. (HKD) (c)	8,620,927
	Canada — 9.3%
123,476	Bank of Nova Scotia (The) (CAD)	8,562,814
413,773	BCE, Inc. (CAD)	10,440,251
237,435	Cogeco Communications, Inc. (CAD)	12,050,112
200,709	Great-West Lifeco, Inc. (CAD)	9,399,893
482,088	Labrador Iron Ore Royalty Corp. (CAD)	10,160,894
349,647	Laurentian Bank of Canada (CAD)	10,176,987
942,510	Parex Resources, Inc. (CAD)	18,523,631
565,759	Peyto Exploration & Development Corp. (CAD)	11,054,079
141,467	TC Energy Corp. (CAD)	8,858,594
1,428,373	TELUS Corp. (CAD)	18,359,075
		117,586,330
	Cayman Islands — 1.0%
13,198,930	Budweiser Brewing Co. APAC Ltd. (HKD) (c) (d) (e)	12,200,678
	France — 6.4%
198,348	Arkema S.A. (EUR) (c)	13,618,212
115,571	BNP Paribas S.A. (EUR) (c)	11,009,765
788,890	Carrefour S.A. (EUR) (c)	14,607,044
655,398	Credit Agricole S.A. (EUR) (c)	12,232,636
273,138	Teleperformance SE (EUR) (c)	16,050,450
147,266	TotalEnergies SE (EUR) (c)	13,515,275
		81,033,382
	Germany — 5.5%
188,984	BASF SE (EUR) (c)	11,639,658
108,291	Bayerische Motoren Werke AG (Preference Shares) (EUR) (c)	9,968,473
409,964	Freenet AG (EUR) (c)	12,623,234
Shares	Description	Value

	Germany (Continued)
198,100	Mercedes-Benz Group AG (EUR) (c)	$12,175,858
287,525	Porsche Automobil Holding SE (Preference Shares) (EUR) (c)	10,528,406
124,512	Volkswagen AG (Preference Shares) (EUR) (c)	12,736,705
		69,672,334
	Hong Kong — 4.4%
2,171,435	BOC Hong Kong Holdings Ltd. (HKD) (c)	11,979,821
2,743,222	Henderson Land Development Co., Ltd. (HKD) (c)	10,191,633
19,112,935	PCCW Ltd. (HKD) (c)	14,186,348
6,756,867	Sino Land Co., Ltd. (HKD) (c)	9,916,685
3,004,748	Swire Properties Ltd. (HKD) (c)	8,801,682
		55,076,169
	Italy — 4.1%
3,362,847	A2A S.p.A. (EUR) (c)	9,522,354
1,234,958	Banco BPM S.p.A. (EUR) (c)	17,178,952
536,617	Eni S.p.A. (EUR) (c)	15,258,129
423,277	Poste Italiane S.p.A. (EUR) (c) (d) (e)	9,963,460
		51,922,895
	Japan — 0.8%
250,870	Japan Tobacco, Inc. (JPY) (c)	9,624,344
	Jersey — 1.1%
6,232,286	B&M European Value Retail PLC (GBP) (c)	13,994,811
	Luxembourg — 0.7%
217,230	APERAM S.A. (EUR) (c)	8,676,470
	Marshall Islands — 1.0%
340,560	Global Ship Lease, Inc., Class A	12,679,049
	Netherlands — 4.3%
175,058	ASR Nederland N.V. (EUR) (c)	12,052,250
173,498	LyondellBasell Industries N.V., Class A	13,976,999
155,376	NN Group N.V. (EUR) (c)	12,134,289
783,301	Signify N.V. (EUR) (c) (d) (e)	16,683,763
		54,847,301
	Norway — 4.5%
131,178	Aker ASA, Class A (NOK) (c)	14,512,749
418,787	DNB Bank ASA (NOK) (c)	13,103,283
386,311	Equinor ASA (NOK) (c)	16,458,544
571,903	SpareBank 1 Sor-Norge ASA (NOK) (c)	12,496,499
		56,571,075
	South Korea — 5.2%
901,421	Cheil Worldwide, Inc. (KRW) (c)	11,322,655
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
73,323	DB Insurance Co., Ltd. (KRW) (c)	$8,224,209
210,156	GS Holdings Corp. (KRW) (c)	9,083,055
507,284	Hyundai Elevator Co., Ltd. (KRW) (c)	28,652,195
82,243	Kia Corp. (KRW) (c)	8,119,934
		65,402,048
	Spain — 10.6%
589,813	Bankinter S.A. (EUR) (c)	9,341,137
775,103	CaixaBank S.A. (EUR) (c)	9,291,715
872,942	Enagas S.A. (EUR)	17,294,172
381,432	Logista Integral S.A. (EUR) (c)	14,274,575
2,276,136	Mapfre S.A. (EUR) (c)	10,143,638
529,146	Naturgy Energy Group S.A. (EUR) (c)	15,885,250
639,376	Redeia Corp. S.A. (EUR) (c)	10,837,696
502,084	Repsol S.A. (EUR) (c)	14,132,965
4,408,896	Telefonica S.A. (EUR) (c)	19,291,356
4,692,130	Unicaja Banco S.A. (EUR) (c) (d) (e)	13,925,109
		134,417,613
	Sweden — 2.6%
790,095	Svenska Handelsbanken AB, Class A (SEK) (c)	10,416,395
349,391	Swedbank AB, Class A (SEK) (c)	11,908,477
2,009,981	Telia Co., AB (SEK) (c)	10,297,685
		32,622,557
	Switzerland — 1.7%
61,614	Swiss Re AG (CHF) (c)	10,349,749
16,681	Zurich Insurance Group AG (CHF) (c)	11,790,440
		22,140,189
	United Kingdom — 8.9%
5,312,212	Aberdeen Group PLC (GBP) (c)	13,457,428
195,519	British American Tobacco PLC (GBP) (c)	11,351,533
4,740,944	Domino’s Pizza Group PLC (GBP) (c)	10,855,037
1,548,684	Investec PLC (GBP) (c)	11,936,567
4,961,670	Legal & General Group PLC (GBP) (c)	16,305,606
1,632,398	OSB Group PLC (GBP) (c)	11,356,285
96,004	Rio Tinto PLC (GBP) (c)	8,906,592
1,607,971	Standard Life PLC (GBP) (c)	14,562,530
2,740,235	Zigup PLC (GBP)	13,873,093
		112,604,671
	United States — 20.2%
203,192	Altria Group, Inc.	13,408,640
192,900	Best Buy Co., Inc.	12,384,180
Shares	Description	Value

	United States (Continued)
236,427	Cal-Maine Foods, Inc.	$18,713,197
315,023	First Interstate BancSystem, Inc., Class A	10,521,768
737,451	Ford Motor Co.	8,510,185
395,894	Franklin Resources, Inc.	9,351,016
276,912	General Mills, Inc.	10,306,665
395,269	H&R Block, Inc.	12,545,838
742,373	HP, Inc.	14,260,985
496,993	Northern Oil & Gas, Inc.	14,527,105
1,075,589	Northwest Bancshares, Inc.	13,649,225
297,016	OneMain Holdings, Inc.	15,887,386
120,880	Prudential Financial, Inc.	11,808,767
830,621	Robert Half, Inc.	21,097,773
130,730	T. Rowe Price Group, Inc.	11,784,002
112,183	United Parcel Service, Inc., Class B	11,036,564
250,243	Universal Corp.	13,187,806
247,559	Verizon Communications, Inc.	12,427,462
2,334,810	Western Union (The) Co.	20,382,891
		255,791,455
	Total Common Stocks	1,248,920,787
	(Cost $1,107,580,848)
MONEY MARKET FUNDS — 0.2%
2,222,468	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (f)	2,222,468
	(Cost $2,222,468)

	Total Investments — 99.0%	1,251,143,255
	(Cost $1,109,803,316)
	Net Other Assets and Liabilities — 1.0%	13,179,935
	Net Assets — 100.0%	$1,264,323,190

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $817,719,689 or 64.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	33.5%
USD	22.8
GBP	10.1
CAD	9.4
HKD	6.1
KRW	5.2
NOK	4.5
AUD	3.2
SEK	2.6
CHF	1.8
JPY	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$117,586,330	$117,586,330	$—	$—
Marshall Islands	12,679,049	12,679,049	—	—
Netherlands	54,847,301	13,976,999	40,870,302	—
Spain	134,417,613	17,294,172	117,123,441	—
United Kingdom	112,604,671	13,873,093	98,731,578	—
United States	255,791,455	255,791,455	—	—
Other Country Categories*	560,994,368	—	560,994,368	—
Money Market Funds	2,222,468	2,222,468	—	—
Total Investments	$1,251,143,255	$433,423,566	$817,719,689	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.0%
	Belgium — 1.2%
13,769	Deme Group N.V. (EUR) (c)	$2,993,053
	Bermuda — 0.2%
19,577,925	Concord New Energy Group Ltd. (HKD)	601,729
	Canada — 9.5%
317,210	Boralex, Inc., Class A (CAD) (d)	8,354,952
906,717	Northland Power, Inc. (CAD) (d)	15,212,979
		23,567,931
	China — 7.7%
6,779,800	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD) (c)	1,355,700
8,244,799	China Longyuan Power Group Corp., Ltd., Class H (HKD) (c)	7,546,907
2,513,835	China Suntien Green Energy Corp., Ltd., Class H (HKD) (c)	1,257,011
853,446	Dongfang Electric Corp., Ltd., Class H (HKD) (c) (d)	3,760,198
2,912,129	Goldwind Science & Technology Co., Ltd., Class H (HKD) (c)	5,335,366
		19,255,182
	Denmark — 17.8%
841,046	Orsted A/S (DKK) (c) (e) (f) (g)	20,857,126
776,584	Vestas Wind Systems A/S (DKK) (c)	23,430,271
		44,287,397
	France — 1.9%
145,911	Engie S.A. (EUR) (c)	4,702,363
	Germany — 13.4%
25,717	Energiekontor AG (EUR) (c) (d)	1,158,554
391,587	Nordex SE (EUR) (c) (f)	21,221,167
109,524	PNE AG (EUR) (c) (d)	1,071,700
77,397	RWE AG (EUR) (c)	5,207,206
117,741	SGL Carbon SE (EUR) (c) (f)	456,300
25,363	Siemens Energy AG (EUR) (c)	4,373,860
		33,488,787
	Israel — 5.8%
782,767	Energix-Renewable Energies Ltd. (ILS) (c)	4,733,349
142,449	Enlight Renewable Energy Ltd. (ILS) (c) (f)	9,601,197
		14,334,546
	Italy — 5.9%
414,094	Enel S.p.A. (EUR) (c)	4,527,241
Shares	Description	Value

	Italy (Continued)
209,389	ERG S.p.A. (EUR) (c)	$5,346,015
41,184	Prysmian S.p.A. (EUR) (c)	4,863,487
		14,736,743
	Japan — 3.4%
148,700	Hitachi Ltd. (JPY) (c)	4,362,188
580,610	Toray Industries, Inc. (JPY) (c)	4,135,467
		8,497,655
	Netherlands — 1.2%
215,891	Fugro N.V. (EUR) (c)	2,685,982
45,010	SIF Holding N.V. (EUR) (c) (d) (f)	332,999
		3,018,981
	Norway — 0.7%
67,251	Bonheur ASA (NOK) (c)	1,676,988
	South Korea — 2.0%
47,227	CS Bearing Co., Ltd. (KRW) (c) (f)	244,879
98,431	CS Wind Corp. (KRW) (c)	3,963,983
867,571	Unison Co., Ltd. (KRW) (c) (f)	856,409
		5,065,271
	Spain — 10.5%
17,106	Acciona S.A. (EUR) (c)	4,498,257
1,056,842	EDP Renovaveis S.A. (EUR) (c)	16,939,008
210,536	Iberdrola S.A. (EUR) (c)	4,820,070
		26,257,335
	Sweden — 1.9%
558,709	Orron Energy AB (SEK) (c) (d) (f)	430,884
173,228	SKF AB, Class B (SEK) (c) (d)	4,175,826
		4,606,710
	Switzerland — 2.0%
25,315	BKW AG (CHF) (c)	4,991,098
	Taiwan — 1.1%
762,184	Century Iron & Steel Industrial Co., Ltd. (TWD) (c)	2,730,655
	Turkiye — 0.2%
609,881	Galata Wind Enerji A/S (TRY)	400,727
	United Kingdom — 0.6%
305,413	ReNew Energy Global PLC, Class A (f)	1,398,792
	United States — 13.0%
68,897	Alliant Energy Corp.	4,944,049
85,666	American Superconductor Corp. (f)	2,899,794
46,375	Arcosa, Inc.	4,922,242
130,098	Clearway Energy, Inc., Class C	5,111,550
5,704	GE Vernova, Inc.	4,979,022
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United States (Continued)
53,151	NextEra Energy, Inc.	$4,936,665
45,989	Timken (The) Co.	4,625,114
		32,418,436
	Total Common Stocks	249,030,379
	(Cost $212,057,092)
MONEY MARKET FUNDS — 0.0%
62,714	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (h)	62,714
	(Cost $62,714)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.5%
$8,762,154	Toronto-Dominion Bank (The), 3.66% (h), dated 03/31/26, due 04/01/26, with a maturity value of $8,763,045. Collateralized by U.S. Treasury Notes, interest rates of 1.25% to 1.38%, due 05/31/28 to 12/31/28. The value of the collateral including accrued interest is $8,937,400. (i)	8,762,154
	(Cost $8,762,154)

	Total Investments — 103.5%	257,855,247
	(Cost $220,881,960)
	Net Other Assets and Liabilities — (3.5)%	(8,720,611)
	Net Assets — 100.0%	$249,134,636

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $190,642,764 or 76.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $8,651,448 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $8,762,154.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	Non-income producing security.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Rate shown reflects yield as of March 31, 2026.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	33.0%
DKK	17.2
USD	16.5
CAD	9.1
HKD	7.7
ILS	5.6
JPY	3.3
KRW	2.0
CHF	1.9
SEK	1.8
TWD	1.1
NOK	0.6
TRY	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$601,729	$601,729	$—	$—
Canada	23,567,931	23,567,931	—	—
Turkiye	400,727	400,727	—	—
United Kingdom	1,398,792	1,398,792	—	—
United States	32,418,436	32,418,436	—	—
Other Country Categories*	190,642,764	—	190,642,764	—
Money Market Funds	62,714	62,714	—	—
Repurchase Agreements	8,762,154	—	8,762,154	—
Total Investments	$257,855,247	$58,450,329	$199,404,918	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$8,651,448
Non-cash Collateral(2)	(8,651,448)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$8,762,154
Non-cash Collateral(3)	(8,762,154)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Building Products — 5.7%
1,154	Allegion PLC	$167,664
557	Carlisle Cos., Inc.	185,826
3,519	Carrier Global Corp.	198,155
1,703	Johnson Controls International PLC	223,008
367	Lennox International, Inc.	170,336
501	Trane Technologies PLC	208,787
		1,153,776
	Construction & Engineering — 6.0%
4,682	API Group Corp. (a)	189,715
195	Comfort Systems USA, Inc.	268,903
302	EMCOR Group, Inc.	222,970
865	MasTec, Inc. (a)	278,305
459	Quanta Services, Inc.	252,000
		1,211,893
	Construction Materials — 1.7%
297	Martin Marietta Materials, Inc.	174,838
634	Vulcan Materials Co.	172,638
		347,476
	Electric Utilities — 16.5%
2,892	Alliant Energy Corp.	207,530
1,635	American Electric Power Co., Inc.	214,316
588	Constellation Energy Corp.	164,199
1,616	Duke Energy Corp.	211,599
3,180	Edison International	232,712
2,079	Entergy Corp.	233,596
2,599	Evergy, Inc.	212,910
2,803	Eversource Energy	194,192
4,363	Exelon Corp.	213,874
4,242	FirstEnergy Corp.	214,900
2,385	NextEra Energy, Inc.	221,519
1,321	NRG Energy, Inc.	193,051
12,058	PG&E Corp.	211,859
5,468	PPL Corp.	208,878
2,173	Southern (The) Co.	209,738
2,583	Xcel Energy, Inc.	205,193
		3,350,066
	Electrical Equipment — 9.5%
902	AMETEK, Inc.	193,353
1,556	Bloom Energy Corp., Class A (a)	210,822
591	Eaton Corp. PLC	211,383
1,318	Emerson Electric Co.	172,684
302	GE Vernova, Inc.	263,616
411	Hubbell, Inc.	201,694
1,845	nVent Electric PLC	218,226
Shares	Description	Value

	Electrical Equipment (Continued)
470	Rockwell Automation, Inc.	$168,674
1,179	Vertiv Holdings Co., Class A	295,434
		1,935,886
	Energy Equipment & Services — 3.3%
3,776	Baker Hughes Co.	230,525
5,892	Halliburton Co.	229,729
4,266	SLB Ltd.	219,230
		679,484
	Gas Utilities — 1.0%
1,134	Atmos Energy Corp.	209,472
	Ground Transportation — 3.0%
5,367	CSX Corp.	220,315
654	Norfolk Southern Corp.	187,698
825	Union Pacific Corp.	200,162
		608,175
	Independent Power and Renewable Electricity Producers — 1.8%
532	Talen Energy Corp. (a)	169,830
1,259	Vistra Corp.	189,266
		359,096
	Industrial Conglomerates — 1.9%
1,147	3M Co.	166,579
924	Honeywell International, Inc.	208,852
		375,431
	IT Services — 6.4%
1,014	Cloudflare, Inc., Class A (a)	209,229
2,459	CoreWeave, Inc., Class A (a)	190,499
1,640	GoDaddy, Inc., Class A (a)	135,579
458	MongoDB, Inc. (a)	112,104
2,018	Okta, Inc. (a)	158,837
847	Snowflake, Inc. (a)	127,744
1,379	Twilio, Inc., Class A (a)	173,506
767	VeriSign, Inc.	190,492
		1,297,990
	Machinery — 16.8%
312	Caterpillar, Inc.	221,040
348	Cummins, Inc.	187,231
938	Dover Corp.	195,526
3,433	Fortive Corp.	189,776
2,225	Graco, Inc.	188,346
1,026	IDEX Corp.	194,478
747	Illinois Tool Works, Inc.	194,437
2,247	Ingersoll Rand, Inc.	180,030
1,052	ITT, Inc.	200,438
743	Nordson Corp.	197,683
See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
2,097	Otis Worldwide Corp.	$161,637
1,604	PACCAR, Inc.	185,262
209	Parker-Hannifin Corp.	187,105
1,839	Pentair PLC	160,195
391	RBC Bearings, Inc. (a)	212,360
525	Snap-on, Inc.	190,690
852	Westinghouse Air Brake Technologies Corp.	212,923
1,345	Xylem, Inc.	160,727
		3,419,884
	Metals & Mining — 3.8%
3,496	Freeport-McMoRan, Inc.	205,495
1,129	Nucor Corp.	190,914
616	Reliance, Inc.	187,215
1,101	Steel Dynamics, Inc.	198,180
		781,804
	Multi-Utilities — 10.3%
1,904	Ameren Corp.	209,288
4,988	CenterPoint Energy, Inc.	215,282
2,714	CMS Energy Corp.	210,552
1,892	Consolidated Edison, Inc.	214,136
3,280	Dominion Energy, Inc.	202,769
1,462	DTE Energy Co.	213,774
4,562	NiSource, Inc.	212,863
2,448	Public Service Enterprise Group, Inc.	198,166
2,153	Sempra	209,207
1,801	WEC Energy Group, Inc.	208,502
		2,094,539
	Oil, Gas & Consumable Fuels — 6.1%
965	Cheniere Energy, Inc.	273,828
6,951	Kinder Morgan, Inc.	233,067
2,621	ONEOK, Inc.	236,912
1,072	Targa Resources Corp.	268,783
3,100	Williams (The) Cos., Inc.	225,618
		1,238,208
	Specialized REITs — 5.0%
1,113	American Tower Corp.	192,082
2,243	Crown Castle, Inc.	182,378
1,240	Digital Realty Trust, Inc.	223,460
242	Equinix, Inc.	237,218
1,045	SBA Communications Corp.	179,855
		1,014,993
	Water Utilities — 1.0%
1,466	American Water Works Co., Inc.	199,508
	Total Common Stocks	20,277,681
	(Cost $16,497,978)
Shares	Description	Value
WARRANTS (b) — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 8/2/30 (EUR) (a) (c) (d) (e)	$4
	(Cost $0)
MONEY MARKET FUNDS — 0.2%
40,924	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (f)	40,924
	(Cost $40,924)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$87	Daiwa Capital Markets America, Inc., 3.66% (f), dated 03/31/26, due 04/01/26, with a maturity value of $87. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $89. (g)	87
	(Cost $87)

	Total Investments — 100.0%	20,318,696
	(Cost $16,538,989)
	Net Other Assets and Liabilities — 0.0%	1,556
	Net Assets — 100.0%	$20,320,252

(a)	Non-income producing security.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $4 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of March 31, 2026.
(g)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$20,277,681	$20,277,681	$—	$—
Warrants*	4	—	—	4
Money Market Funds	40,924	40,924	—	—
Repurchase Agreements	87	—	87	—
Total Investments	$20,318,696	$20,318,605	$87	$4

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$87
Non-cash Collateral(1)	(87)
Net Amount	$—

(1)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Austria — 0.1%
46,938	Verbund AG (EUR) (c)	$3,586,984
	Belgium — 1.2%
652,586	Cenergy Holdings S.A. (EUR) (c)	14,353,679
513,886	Elia Group S.A./N.V. (EUR) (c)	78,932,843
		93,286,522
	Brazil — 3.1%
3,376,076	Alupar Investimento S.A. (BRL)	22,929,304
21,044	Axia Energia, ADR (d)	237,376
6,925,427	Cia Paranaense de Energia - Copel (BRL)	20,629,813
3,915,996	Energisa S.A. (BRL)	39,660,058
12,798,257	Equatorial S.A. (BRL)	100,733,600
2,956,707	Isa Energia Brasil S.A. (Preference Shares) (BRL)	16,604,845
3,528,393	Transmissora Alianca de Energia Eletrica S.A. (BRL)	29,297,409
826,629	WEG S.A. (BRL)	8,140,457
		238,232,862
	Canada — 2.1%
199,838	Fortis, Inc. (CAD)	11,149,038
93,473	Hammond Power Solutions, Inc. (CAD)	11,783,740
3,255,804	Hydro One Ltd. (CAD) (e) (f)	134,459,018
15,709	Stella-Jones, Inc. (CAD)	1,054,042
		158,445,838
	Cayman Islands — 0.2%
4,693,578	Wasion Holdings Ltd. (HKD) (c)	17,039,213
	China — 0.3%
1,450,691	BYD Co., Ltd., Class H (HKD) (c)	19,832,886
49,797	Contemporary Amperex Technology Co., Ltd., Class H (HKD) (c) (d)	3,969,228
		23,802,114
	Denmark — 0.9%
522,695	NKT A/S (DKK) (c) (g)	68,044,945
	France — 9.5%
613,901	Engie S.A. (EUR) (c)	19,784,563
104,134	Legrand S.A. (EUR) (c)	16,177,776
394,272	Nexans S.A. (EUR) (c)	53,636,564
2,037,738	Schneider Electric SE (EUR) (c)	555,045,017
1,620,948	SPIE S.A. (EUR) (c)	81,170,393
		725,814,313
	Germany — 6.4%
14,325,286	E.ON SE (EUR) (c)	313,746,315
478,369	Infineon Technologies AG (EUR) (c)	21,701,858
Shares	Description	Value

	Germany (Continued)
75,988	Pfisterer Holding SE (EUR) (c) (g)	$6,168,936
430,655	SAP SE (EUR) (c)	73,419,556
274,138	Siemens AG (EUR) (c)	66,789,684
195,466	SMA Solar Technology AG (EUR) (c) (g)	10,848,418
		492,674,767
	Ireland — 18.3%
1,770,934	Eaton Corp. PLC	633,409,964
4,613,505	Johnson Controls International PLC	604,138,480
1,358,286	nVent Electric PLC	160,658,068
		1,398,206,512
	Italy — 6.7%
3,043,409	Enel S.p.A. (EUR) (c)	33,273,234
2,750,457	Prysmian S.p.A. (EUR) (c)	324,806,012
13,381,267	Terna-Rete Elettrica Nazionale (EUR) (c)	153,047,801
		511,127,047
	Japan — 3.8%
196,400	Azbil Corp. (JPY) (c)	1,716,060
227,500	Daihen Corp. (JPY) (c)	16,857,944
58,500	Fuji Electric Co., Ltd. (JPY) (c)	4,098,046
3,903,600	Fujikura Ltd. (JPY) (c)	107,356,937
25,000	Furukawa Electric Co., Ltd. (JPY) (c)	4,799,504
39,935	GS Yuasa Corp. (JPY) (c) (d)	1,372,779
1,805,720	Hitachi Ltd. (JPY) (c)	52,971,682
438,299	Meidensha Corp. (JPY) (c)	21,733,850
832,700	Mitsubishi Electric Corp. (JPY) (c)	27,235,196
107,225	NGK Insulators Ltd. (JPY) (c)	2,763,471
437,200	Osaki Electric Co., Ltd. (JPY) (c) (d)	4,804,415
967,570	Panasonic Holdings Corp. (JPY) (c)	16,227,466
663,500	Renesas Electronics Corp. (JPY) (c)	9,486,213
294,200	Sumitomo Electric Industries Ltd. (JPY) (c)	16,716,471
108,500	Takaoka Toko Co., Ltd. (JPY) (c)	3,353,239
		291,493,273
	Jersey — 1.6%
1,808,566	Aptiv PLC (g)	125,586,823
	Netherlands — 0.2%
222,763	Alfen N.V. (EUR) (c) (d) (e) (f) (g)	2,393,612
73,649	NXP Semiconductors N.V.	14,498,542
38,685	STMicroelectronics N.V.	1,336,567
		18,228,721
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Portugal — 0.3%
972,326	EDP S.A. (EUR) (c)	$5,145,282
3,280,051	REN - Redes Energeticas Nacionais SGPS S.A. (EUR)	14,160,376
		19,305,658
	South Korea — 3.1%
210,439	HD Hyundai Electric Co., Ltd. (KRW) (c)	119,253,270
1,724	Hyosung Heavy Industries Corp. (KRW) (c)	2,911,097
219,775	Iljin Electric Co., Ltd. (KRW) (c)	10,497,824
94,104	LS Eco Energy Ltd. (KRW) (c)	2,540,989
132,123	LS Electric Co., Ltd. (KRW) (c)	66,039,826
23,489	Samsung SDI Co., Ltd. (KRW) (c) (g)	6,508,456
115,748	Sanil Electric Co., Ltd. (KRW) (c)	10,682,385
992,997	Taihan Cable & Solution Co., Ltd. (KRW) (c) (g)	18,295,443
		236,729,290
	Spain — 1.6%
2,289,150	Iberdrola S.A. (EUR) (c)	52,408,435
4,156,350	Redeia Corp. S.A. (EUR) (c)	70,451,905
		122,860,340
	Switzerland — 8.9%
7,128,641	ABB Ltd. (CHF) (c)	579,615,304
94,482	Belimo Holding AG (CHF) (c)	76,733,444
7,697	BKW AG (CHF) (c)	1,517,538
233,906	Landis+Gyr Group AG (CHF) (c)	15,008,051
289,874	R&S Group Holding AG (CHF) (c)	7,504,476
		680,378,813
	Taiwan — 1.6%
218,327	Advantech Co., Ltd. (TWD) (c)	2,238,720
2,797,211	Allis Electric Co., Ltd. (TWD) (c)	9,097,037
168,440	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD) (c)	765,117
2,458,820	Fortune Electric Co., Ltd. (TWD) (c)	62,834,195
3,308,227	Shihlin Electric & Engineering Corp. (TWD) (c)	18,938,446
8,042,736	Ta Ya Electric Wire & Cable (TWD) (c)	8,139,741
787,874	Tatung Co., Ltd. (TWD) (c)	788,069
808,441	Voltronic Power Technology Corp. (TWD) (c)	18,736,759
		121,538,084
Shares	Description	Value

	Turkiye — 0.2%
3,781,978	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY) (c)	$16,666,843
	United Kingdom — 8.1%
35,598,032	National Grid PLC (GBP) (c)	600,894,328
413,043	SSE PLC (GBP) (c)	14,278,230
		615,172,558
	United States — 21.7%
10,850	Advanced Energy Industries, Inc.	3,501,403
230,009	AES (The) Corp.	3,240,827
419,375	American Superconductor Corp. (g)	14,195,844
161,532	Analog Devices, Inc.	51,389,790
14,678	Arcosa, Inc.	1,557,923
286,915	Atkore, Inc.	16,902,163
7,408	AZZ, Inc.	926,963
9,001	Belden, Inc.	1,033,585
1,306,866	Cisco Systems, Inc.	101,399,733
10,671	Digi International, Inc. (g)	514,342
199,222	Emerson Electric Co.	26,102,066
11,176	EnerSys	1,941,495
1,007,044	Enphase Energy, Inc. (g)	38,076,334
7,652	ESCO Technologies, Inc.	2,153,043
678,211	Fluence Energy, Inc. (g)	9,332,183
83,863	GE Vernova, Inc.	73,204,013
19,411	Generac Holdings, Inc. (g)	3,791,551
225,351	Honeywell International, Inc.	50,936,086
446,487	Hubbell, Inc.	219,109,030
310,362	International Business Machines Corp.	75,228,645
336,009	Itron, Inc. (g)	30,116,487
7,916	Littelfuse, Inc.	2,686,295
20,194	MasTec, Inc. (g)	6,497,218
124,155	MYR Group, Inc. (g)	35,051,440
939,292	NVIDIA Corp.	163,812,525
611,108	Oracle Corp.	89,900,098
17,072	Preformed Line Products Co.	4,622,244
15,754	Primoris Services Corp.	2,253,452
348,830	QUALCOMM, Inc.	44,922,327
591,149	Quanta Services, Inc.	324,552,624
476,075	SolarEdge Technologies, Inc. (g)	24,303,629
413,489	Tesla, Inc. (g)	153,714,536
300,279	Texas Instruments, Inc.	58,296,165
74,630	Trimble, Inc. (g)	4,868,115
6,307	Valmont Industries, Inc.	2,520,088
15,715	WESCO International, Inc.	4,299,938
128,817	Willdan Group, Inc. (g)	9,862,229
		1,656,816,429
	Total Common Stocks	7,635,037,949
	(Cost $6,595,089,114)
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
3,759,891	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (h)	$3,759,891
	(Cost $3,759,891)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.1%
$7,170,320	Toronto-Dominion Bank (The), 3.66% (h), dated 03/31/26, due 04/01/26, with a maturity value of $7,171,049. Collateralized by U.S. Treasury Notes, interest rates of 1.25% to 1.38%, due 05/31/28 to 12/31/28. The value of the collateral including accrued interest is $7,313,729. (i)	7,170,320
	(Cost $7,170,320)

	Total Investments — 100.0%	7,645,968,160
	(Cost $6,606,019,325)
	Net Other Assets and Liabilities — (0.0)%	(281,661)
	Net Assets — 100.0%	$7,645,686,499

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $4,027,754,000 or 52.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $6,927,975 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $7,170,320.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Non-income producing security.
(h)	Rate shown reflects yield as of March 31, 2026.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	41.9%
EUR	25.8
CHF	8.9
GBP	8.1
JPY	3.8
BRL	3.1
KRW	3.1
CAD	2.1
TWD	1.6
DKK	0.9
HKD	0.5
TRY	0.2
Total	100.0%
See Notes to Financial Statements

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$238,232,862	$238,232,862	$—	$—
Canada	158,445,838	158,445,838	—	—
Ireland	1,398,206,512	1,398,206,512	—	—
Jersey	125,586,823	125,586,823	—	—
Netherlands	18,228,721	15,835,109	2,393,612	—
Portugal	19,305,658	14,160,376	5,145,282	—
United States	1,656,816,429	1,656,816,429	—	—
Other Country Categories*	4,020,215,106	—	4,020,215,106	—
Money Market Funds	3,759,891	3,759,891	—	—
Repurchase Agreements	7,170,320	—	7,170,320	—
Total Investments	$7,645,968,160	$3,611,043,840	$4,034,924,320	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$6,927,975
Non-cash Collateral(2)	(6,927,975)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$7,170,320
Non-cash Collateral(3)	(7,170,320)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 4.0%
53,890	GrainCorp Ltd., Class A (AUD) (c)	$247,381
443,584	Origin Energy Ltd. (AUD) (c)	3,817,111
349,443	Perseus Mining Ltd. (AUD) (c)	1,280,266
		5,344,758
	Bermuda — 0.7%
988,782	Kunlun Energy Co., Ltd. (HKD) (c)	903,497
	Brazil — 0.1%
29,377	Tres Tentos Agroindustrial S.A. (BRL)	90,742
	Canada — 22.4%
60,323	Agnico Eagle Mines Ltd.	12,244,362
55,810	DPM Metals, Inc. (CAD)	1,965,045
25,803	Lundin Gold, Inc. (CAD)	1,971,905
121,826	Nutrien Ltd. (d)	9,192,990
51,538	Peyto Exploration & Development Corp. (CAD) (d)	1,006,975
313,132	Whitecap Resources, Inc. (CAD) (d)	3,534,018
		29,915,295
	China — 8.0%
958,558	Aluminum Corp. of China Ltd., Class H (HKD) (c)	1,402,338
486,559	China Coal Energy Co., Ltd., Class H (HKD) (c)	820,029
942,263	CMOC Group Ltd., Class H (HKD) (c)	1,981,730
247,687	Shandong Gold Mining Co., Ltd., Class H (HKD) (c) (e) (f)	1,044,686
1,203,056	Zijin Mining Group Co., Ltd., Class H (HKD) (c)	5,411,946
		10,660,729
	Colombia — 0.7%
1,219,280	Ecopetrol S.A. (COP)	929,317
	India — 2.1%
588,188	Coal India Ltd. (INR) (c)	2,812,185
	Indonesia — 0.7%
2,810,805	Alamtri Resources Indonesia Tbk PT (IDR) (c)	429,575
2,182,096	Aneka Tambang Tbk (IDR) (c)	456,633
		886,208
	Israel — 0.6%
2,354	Delek Group Ltd. (ILS) (c)	792,318
	Japan — 0.4%
43,300	Rengo Co., Ltd. (JPY) (c)	350,960
7,400	Sakata Seed Corp. (JPY) (c)	201,942
		552,902
Shares	Description	Value

	Luxembourg — 0.3%
11,131	APERAM S.A. (EUR) (c)	$444,588
	New Zealand — 0.5%
181,477	Mercury NZ Ltd. (NZD) (c)	652,473
	Norway — 2.2%
79,476	Aker BP ASA (NOK) (c)	2,938,144
	Romania — 0.8%
4,564,602	OMV Petrom S.A. (RON) (c)	1,034,006
	Sweden — 1.3%
148,930	Svenska Cellulosa AB S.C.A., Class B (SEK) (c) (d)	1,726,749
	Switzerland — 4.0%
41,611	Bunge Global S.A.	5,292,919
	Thailand — 2.6%
3,293,800	PTT PCL (THB)	3,495,543
	United Kingdom — 4.6%
32,766	Energean PLC (GBP) (c) (d)	377,225
67,904	Severn Trent PLC (GBP) (c)	2,784,972
174,335	United Utilities Group PLC (GBP) (c)	3,039,715
		6,201,912
	United States — 43.7%
22,877	Alliance Resource Partners, L.P. (g)	632,549
45,476	American Water Works Co., Inc.	6,188,829
8,303	Andersons (The), Inc.	595,989
15,386	California Water Service Group	697,601
39,586	CF Industries Holdings, Inc.	5,139,846
170,094	Corteva, Inc.	14,238,569
73,380	Essential Utilities, Inc.	2,955,013
32,075	FMC Corp. (d)	552,332
218,402	Freeport-McMoRan, Inc.	12,837,670
10,014	H2O America (d)	587,521
135,767	International Paper Co.	4,846,882
4,607	Middlesex Water Co.	239,794
82,195	Mosaic (The) Co.	2,095,972
27,945	Select Water Solutions, Inc.	427,559
8,479	Sylvamo Corp.	358,153
14,428	UFP Industries, Inc.	1,329,107
186,336	Weyerhaeuser Co.	4,552,188
		58,275,574
	Total Common Stocks	132,949,859
	(Cost $108,491,090)
MONEY MARKET FUNDS — 0.2%
309,388	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (h)	309,388
	(Cost $309,388)

See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 11.9%
$15,850,451	JPMorgan Chase & Co., 3.66% (h), dated 03/31/26, due 04/01/26, with a maturity value of $15,852,062. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 03/31/33. The value of the collateral including accrued interest is $16,167,461. (i)	$15,850,451
	(Cost $15,850,451)

	Total Investments — 111.8%	149,109,698
	(Cost $124,650,929)
	Net Other Assets and Liabilities — (11.8)%	(15,736,889)
	Net Assets — 100.0%	$133,372,809

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $34,950,469 or 26.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $15,261,436 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $15,850,451.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Security is a Master Limited Partnership.
(h)	Rate shown reflects yield as of March 31, 2026.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
COP	– Colombian Peso
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
RON	– Romanian New Leu
SEK	– Swedish Krona
THB	– Thai Baht
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	67.8%
HKD	7.7
CAD	5.7
GBP	4.2
AUD	3.6
THB	2.3
NOK	2.0
INR	1.9
SEK	1.2
RON	0.7
COP	0.6
IDR	0.6
ILS	0.5
NZD	0.4
JPY	0.4
EUR	0.3
BRL	0.1
Total	100.0%
See Notes to Financial Statements

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$90,742	$90,742	$—	$—
Canada	29,915,295	29,915,295	—	—
Colombia	929,317	929,317	—	—
Switzerland	5,292,919	5,292,919	—	—
United States	58,275,574	58,275,574	—	—
Other Country Categories*	38,446,012	—	38,446,012	—
Money Market Funds	309,388	309,388	—	—
Repurchase Agreements	15,850,451	—	15,850,451	—
Total Investments	$149,109,698	$94,813,235	$54,296,463	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$15,261,436
Non-cash Collateral(2)	(15,261,436)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$15,850,451
Non-cash Collateral(3)	(15,850,451)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Australia — 0.8%
51,420	Dyno Nobel Ltd. (AUD) (c)	$111,972
	Bermuda — 0.3%
202,685	Sinofert Holdings Ltd. (HKD) (c)	39,650
	Brazil — 0.3%
14,454	Tres Tentos Agroindustrial S.A. (BRL)	44,647
	Canada — 4.2%
8,083	Nutrien Ltd. (CAD)	610,162
	Chile — 2.3%
4,143	Sociedad Quimica y Minera de Chile S.A., ADR (d)	335,334
	China — 0.4%
12,148	First Tractor Co., Ltd., Class H (HKD) (c)	13,034
44,992	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (HKD) (c)	49,952
		62,986
	Germany — 21.2%
23,106	BASF SE (EUR) (c)	1,423,115
25,396	Bayer AG (EUR) (c)	1,175,288
13,533	Evonik Industries AG (EUR) (c)	265,555
5,202	K+S AG (EUR) (c)	98,911
957	KWS Saat SE & Co. KGaA (EUR) (c)	84,282
		3,047,151
	India — 9.4%
1,255	BASF India Ltd. (INR) (c)	42,681
11,617	Chambal Fertilisers and Chemicals Ltd. (INR) (c)	52,619
8,553	Coromandel International Ltd. (INR) (c)	174,176
3,244	Escorts Kubota Ltd. (INR) (c)	94,498
18,599	Mahindra & Mahindra Ltd. (INR) (c)	583,387
30,107	Paradeep Phosphates Ltd. (INR) (c) (e) (f)	34,504
4,399	PI Industries Ltd. (INR) (c)	127,330
14,473	Sumitomo Chemical India Ltd. (INR) (c)	56,419
7,387	Tata Chemicals Ltd. (INR) (c)	45,754
24,477	UPL Ltd. (INR) (c)	148,476
		1,359,844
	Israel — 1.3%
37,489	ICL Group Ltd. (ILS) (c)	193,489
	Japan — 7.5%
33,100	Kubota Corp. (JPY) (c)	530,434
11,700	Mitsui Chemicals, Inc. (JPY) (c)	141,336
Shares	Description	Value

	Japan (Continued)
1,700	Nippon Soda Co., Ltd. (JPY) (c)	$38,298
3,900	Nissan Chemical Corp. (JPY) (c)	151,656
1,300	Sakata Seed Corp. (JPY) (c)	35,476
48,200	Sumitomo Chemical Co., Ltd. (JPY) (c)	155,954
1,200	YAMABIKO Corp. (JPY) (c)	27,248
		1,080,402
	Malaysia — 2.4%
232,401	Petronas Chemicals Group Bhd (MYR) (c)	349,382
	Mexico — 0.5%
57,086	Orbia Advance Corp. S.A.B. de C.V. (MXN) (d)	68,766
	Netherlands — 2.8%
35,993	CNH Industrial N.V.	395,923
	Qatar — 3.6%
175,034	Industries Qatar QSC (QAR) (c)	511,153
	Russia — 0.0%
1,918	PhosAgro PJSC (RUB) (c) (d) (g) (h)	0
	Singapore — 4.2%
36,751	China XLX Fertiliser Ltd. (HKD) (c)	51,349
185,800	Wilmar International Ltd. (SGD) (c)	558,213
		609,562
	Switzerland — 5.5%
297	Bucher Industries AG (CHF) (c)	130,910
5,214	Bunge Global S.A.	663,221
		794,131
	Taiwan — 0.3%
28,374	Taiwan Fertilizer Co., Ltd. (TWD) (c)	40,613
	Turkiye — 0.9%
9,685	Gubre Fabrikalari T.A.S. (TRY) (c) (d)	103,001
2,903	Turk Traktor ve Ziraat Makineleri A/S (TRY) (c)	29,154
		132,155
	United States — 31.5%
2,100	AGCO Corp.	243,327
352	Alamo Group, Inc.	58,069
4,457	CF Industries Holdings, Inc.	578,697
17,363	Corteva, Inc.	1,453,457
2,370	Deere & Co.	1,335,021
3,624	FMC Corp.	62,405
303	Lindsay Corp.	36,078
9,209	Mosaic (The) Co.	234,830
1,684	Scotts Miracle-Gro (The) Co.	102,404
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United States (Continued)
1,290	SiteOne Landscape Supply, Inc. (d)	$171,712
2,812	Toro (The) Co.	262,753
		4,538,753
	Total Common Stocks	14,326,075
	(Cost $14,150,317)
MONEY MARKET FUNDS — 0.3%
48,602	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (i)	48,602
	(Cost $48,602)

	Total Investments — 99.7%	14,374,677
	(Cost $14,198,919)
	Net Other Assets and Liabilities — 0.3%	36,332
	Net Assets — 100.0%	$14,411,009

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $7,669,269 or 53.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
QAR	– Qatari Riyal
RUB	– Russian Ruble
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	41.6%
EUR	21.2
INR	9.5
JPY	7.5
CAD	4.2
SGD	3.9
QAR	3.6
MYR	2.4
ILS	1.3
HKD	1.1
TRY	0.9
CHF	0.9
AUD	0.8
MXN	0.5
BRL	0.3
TWD	0.3
RUB	0.0‡
Total	100.0%

‡	Investment is valued at $0.
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$44,647	$44,647	$—	$—
Canada	610,162	610,162	—	—
Chile	335,334	335,334	—	—
Mexico	68,766	68,766	—	—
Netherlands	395,923	395,923	—	—
Russia	— **	—	—	— **
Switzerland	794,131	663,221	130,910	—
United States	4,538,753	4,538,753	—	—
Other Country Categories*	7,538,359	—	7,538,359	—
Money Market Funds	48,602	48,602	—	—
Total Investments	$14,374,677	$6,705,408	$7,669,269	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 0.6%
647,234	Telstra Group Ltd. (AUD) (c)	$2,389,336
	Brazil — 0.7%
172,177	Telefonica Brasil S.A., ADR	2,739,336
	Canada — 1.6%
89,941	BCE, Inc. (CAD)	2,269,376
58,192	Rogers Communications, Inc., Class B (CAD)	2,237,993
164,754	TELUS Corp. (CAD)	2,117,606
		6,624,975
	Cayman Islands — 1.0%
953,088	Xiaomi Corp., Class B (HKD) (c) (d) (e) (f)	3,936,884
	China — 2.1%
3,336,583	China Tower Corp., Ltd., Class H (HKD) (c) (d) (f)	4,562,159
1,462,008	ZTE Corp., Class H (HKD) (c)	4,131,918
		8,694,077
	Finland — 3.0%
116,690	Elisa Oyj (EUR) (c)	5,684,047
812,370	Nokia Oyj, ADR	6,531,455
		12,215,502
	France — 0.6%
130,506	Orange S.A. (EUR) (c)	2,675,785
	Germany — 1.9%
66,586	Deutsche Telekom AG (EUR) (c)	2,485,219
120,168	Infineon Technologies AG (EUR) (c)	5,451,584
		7,936,803
	Guernsey — 1.0%
65,550	Amdocs Ltd.	4,277,793
	Hong Kong — 1.2%
4,249,320	Lenovo Group Ltd. (HKD) (c)	5,110,709
	India — 5.2%
92,741	Bharti Airtel Ltd. (INR) (c)	1,762,394
279,132	HCL Technologies Ltd. (INR) (c)	4,017,466
290,263	Infosys Ltd., ADR (g)	3,921,453
146,269	Tata Consultancy Services Ltd. (INR) (c)	3,683,150
297,592	Tech Mahindra Ltd. (INR) (c)	4,420,538
1,825,679	Wipro Ltd., ADR (g)	3,870,439
		21,675,440
	Indonesia — 0.4%
9,840,708	Telkom Indonesia Persero Tbk PT (IDR) (c)	1,779,221
Shares	Description	Value

	Italy — 3.2%
582,059	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (d) (f) (g)	$4,645,028
52,365	Prysmian S.p.A. (EUR) (c)	6,183,869
3,656,697	Telecom Italia S.p.A. (EUR) (c) (e)	2,567,393
		13,396,290
	Japan — 9.1%
197,420	Fujitsu Ltd. (JPY) (c)	4,037,370
121,496	KDDI Corp. (JPY) (c)	2,068,680
368,784	Kyocera Corp. (JPY) (c)	5,654,766
174,065	Mitsubishi Electric Corp. (JPY) (c)	5,693,160
145,995	NEC Corp. (JPY) (c)	3,632,808
5,168,750	NTT, Inc. (JPY) (c) (g)	5,171,162
374,959	Renesas Electronics Corp. (JPY) (c)	5,360,875
1,510,380	SoftBank Corp. (JPY) (c)	2,021,075
195,580	Sony Group Corp. (JPY) (c)	4,076,422
		37,716,318
	Malaysia — 0.5%
2,624,655	CelcomDigi Bhd (MYR) (c)	1,926,323
	Mexico — 0.6%
1,970,529	America Movil S.A.B. de C.V., Series B (MXN)	2,504,528
	Netherlands — 3.3%
464,141	Koninklijke KPN N.V. (EUR) (c)	2,586,961
22,287	NXP Semiconductors N.V.	4,387,419
199,798	STMicroelectronics N.V. (EUR) (c)	6,833,121
		13,807,501
	Norway — 0.6%
147,682	Telenor ASA (NOK) (c)	2,605,643
	Qatar — 0.5%
579,117	Ooredoo QPSC (QAR) (c)	1,975,329
	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (c) (e) (h) (i)	0
	Singapore — 0.6%
596,552	Singapore Telecommunications Ltd. (SGD) (c)	2,296,978
	South Africa — 1.2%
225,054	MTN Group Ltd. (ZAR) (c)	2,627,879
264,294	Vodacom Group Ltd. (ZAR)	2,254,143
		4,882,022
	South Korea — 5.8%
121,036	KT Corp., ADR	2,596,222
80,373	LG Electronics, Inc. (KRW) (c)	5,827,037
70,934	Samsung Electronics Co., Ltd. (KRW) (c)	8,296,539
See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
43,642	Samsung SDS Co., Ltd. (KRW) (c)	$4,421,726
58,138	SK Telecom Co., Ltd. (KRW) (c)	3,008,077
		24,149,601
	Spain — 1.1%
70,710	Cellnex Telecom S.A. (EUR) (c) (d) (f)	2,273,672
488,157	Telefonica S.A. (EUR) (c)	2,135,957
		4,409,629
	Sweden — 2.8%
132,196	Tele2 AB, Class B (SEK) (c)	2,736,125
528,790	Telefonaktiebolaget LM Ericsson, Class B (SEK) (c) (g)	6,028,331
517,132	Telia Co., AB (SEK) (c)	2,649,409
		11,413,865
	Switzerland — 0.6%
3,046	Swisscom AG (CHF) (c)	2,556,092
	Taiwan — 11.7%
573,794	Advantech Co., Ltd. (TWD) (c)	5,883,671
660,626	ASE Technology Holding Co., Ltd. (TWD) (c)	7,270,959
506,802	Chunghwa Telecom Co., Ltd. (TWD) (c)	2,112,762
170,923	Delta Electronics, Inc. (TWD) (c)	7,706,982
756,422	Far EasTone Telecommunications Co., Ltd. (TWD) (c)	2,184,836
115,786	MediaTek, Inc. (TWD) (c)	5,553,696
621,551	Taiwan Mobile Co., Ltd. (TWD) (c)	2,125,145
16,948	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,727,577
3,320,102	United Microelectronics Corp. (TWD) (c)	5,951,616
35,735	Wiwynn Corp. (TWD) (c)	3,845,298
		48,362,542
	Thailand — 0.6%
215,900	Advanced Info Service PCL (THB) (c)	2,464,326
	United Arab Emirates — 0.5%
418,392	Emirates Telecommunications Group Co. PJSC (AED) (c)	2,160,739
	United Kingdom — 2.6%
507,867	Airtel Africa PLC (GBP) (c) (d) (f)	2,341,934
Shares	Description	Value

	United Kingdom (Continued)
2,175,770	BT Group PLC (GBP) (c)	$6,097,702
1,664,151	Vodafone Group PLC (GBP) (c)	2,510,110
		10,949,746
	United States — 35.0%
23,334	Advanced Micro Devices, Inc. (e)	4,746,836
28,434	American Tower Corp.	4,907,140
18,232	Analog Devices, Inc.	5,800,329
18,583	Apple, Inc.	4,716,180
38,444	Arista Networks, Inc. (e)	4,720,154
86,727	AT&T, Inc.	2,514,216
12,714	Broadcom, Inc.	3,935,110
21,317	Ciena Corp. (e)	8,275,899
65,178	Cisco Systems, Inc.	5,057,161
56,258	Crown Castle, Inc.	4,574,338
32,531	Digital Realty Trust, Inc.	5,862,412
20,188	EchoStar Corp., Class A (e)	2,363,409
6,850	Equinix, Inc.	6,714,644
19,537	F5, Inc. (e)	5,652,640
210,541	Hewlett Packard Enterprise Co.	5,012,981
130,769	Intel Corp. (e)	5,770,836
16,626	International Business Machines Corp.	4,029,976
24,128	Keysight Technologies, Inc. (e)	6,813,023
57,773	Marvell Technology, Inc.	5,722,416
74,781	Microchip Technology, Inc.	4,831,600
19,990	Micron Technology, Inc.	6,753,422
14,037	Motorola Solutions, Inc.	6,091,637
28,556	NVIDIA Corp.	4,980,166
57,786	Qorvo, Inc. (e)	4,472,636
28,503	QUALCOMM, Inc.	3,670,616
26,794	SBA Communications Corp.	4,611,515
75,702	Skyworks Solutions, Inc.	4,053,842
151,872	Super Micro Computer, Inc. (e)	3,458,125
10,789	T-Mobile US, Inc.	2,266,014
52,398	Verizon Communications, Inc.	2,630,380
		145,009,653
	Total Common Stocks	412,642,986
	(Cost $333,413,457)
RIGHTS (a) (b) — 0.0%
	Italy — 0.0%
3,706,112	Telecom Italia S.p.A., expiring 04/06/26 (EUR) (c) (e) (h)	35
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
476,185	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (j)	476,185
	(Cost $476,185)

See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.2%
$17,214,847	RBC Dominion Securities, Inc., 3.65% (j), dated 03/31/26, due 04/01/26, with a maturity value of $17,216,592. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 1.38%, due 07/15/26 to 02/15/49. The value of the collateral including accrued interest is $17,559,144. (k)	$17,214,847
	(Cost $17,214,847)

	Total Investments — 103.9%	430,334,053
	(Cost $351,104,489)
	Net Other Assets and Liabilities — (3.9)%	(16,137,113)
	Net Assets — 100.0%	$414,196,940

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $222,198,028 or 53.6% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	Non-income producing security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $16,718,044 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $17,214,847.

(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of March 31, 2026.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
QAR	– Qatari Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	45.7%
EUR	10.1
TWD	9.9
JPY	8.8
KRW	5.0
HKD	4.1
INR	3.2
SEK	2.7
GBP	2.5
CAD	1.5
ZAR	1.1
NOK	0.6
CHF	0.6
MXN	0.6
THB	0.6
AUD	0.6
SGD	0.5
AED	0.5
QAR	0.5
MYR	0.5
IDR	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$2,739,336	$2,739,336	$—	$—
Canada	6,624,975	6,624,975	—	—
Finland	12,215,502	6,531,455	5,684,047	—
Guernsey	4,277,793	4,277,793	—	—
India	21,675,440	7,791,892	13,883,548	—
Mexico	2,504,528	2,504,528	—	—
Netherlands	13,807,501	4,387,419	9,420,082	—
Russia	— **	—	—	— **
South Africa	4,882,022	2,254,143	2,627,879	—
South Korea	24,149,601	2,596,222	21,553,379	—
Taiwan	48,362,542	5,727,577	42,634,965	—
United States	145,009,653	145,009,653	—	—
Other Country Categories*	126,394,093	—	126,394,093	—
Rights*	35	—	35	—
Money Market Funds	476,185	476,185	—	—
Repurchase Agreements	17,214,847	—	17,214,847	—
Total Investments	$430,334,053	$190,921,178	$239,412,875	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

See Notes to Financial Statements

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$16,718,044
Non-cash Collateral(2)	(16,718,044)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$17,214,847
Non-cash Collateral(3)	(17,214,847)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 1.5%
38,457	IGO Ltd. (AUD) (c) (d)	$214,700
164,144	Liontown Ltd. (AUD) (c) (d)	200,349
70,103	PLS Group Ltd. (AUD) (c) (d)	256,684
		671,733
	Austria — 0.5%
22,225	ams-OSRAM AG (CHF) (c) (d)	236,589
	Canada — 1.0%
4,031	Magna International, Inc.	224,970
16,947	Sigma Lithium Corp. (c)	209,126
		434,096
	Cayman Islands — 5.8%
3,185	Ambarella, Inc. (c)	163,948
1,629	Baidu, Inc., ADR (c) (e)	181,503
80,738	Black Sesame International Holding Ltd. (HKD) (c) (d) (e)	162,166
101,173	Geely Automobile Holdings Ltd. (HKD) (d)	273,997
8,164	Hesai Group, ADR (c) (e)	156,096
180,984	Horizon Robotics (HKD) (c) (d) (e)	156,745
26,613	Li Auto, Inc., Class A (HKD) (c) (d)	234,905
47,654	NIO, Inc., ADR (c) (e)	287,354
13,037	Pony AI, Inc., ADR (c) (e)	123,069
45,325	RoboSense Technology Co., Ltd. (HKD) (c) (d) (e)	204,977
23,071	WeRide, Inc., ADR (c) (e)	186,644
22,214	XPeng, Inc., Class A (HKD) (c) (d)	189,876
144,783	Yadea Group Holdings Ltd. (HKD) (d) (f) (g)	246,182
		2,567,462
	China — 4.3%
21,559	BYD Co., Ltd., Class H (HKD) (d)	294,740
69,329	CALB Group Co., Ltd., Class H (HKD) (c) (d) (e) (f) (g)	283,208
3,513	Contemporary Amperex Technology Co., Ltd., Class H (HKD) (d) (e)	280,015
31,319	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (d) (f) (g)	296,992
122,317	Minieye Technology Co., Ltd., Class H (HKD) (c) (d) (e)	157,302
16,133	Seres Group Co., Ltd., Class H (HKD) (c) (d)	166,855
Shares	Description	Value

	China (Continued)
32,753	Tianqi Lithium Corp., Class H (HKD) (c) (d) (e)	$194,841
35,967	Zhejiang Leapmotor Technology Co., Ltd., Class H (HKD) (c) (d) (f) (g)	219,330
		1,893,283
	France — 2.0%
3,292	Schneider Electric SE (EUR) (d)	896,685
	Germany — 2.9%
4,303	Aumovio SE (EUR) (c) (d)	168,511
2,086	Bayerische Motoren Werke AG (EUR) (d)	192,970
7,619	Infineon Technologies AG (EUR) (d)	345,646
4,535	Mercedes-Benz Group AG (EUR) (d)	278,736
2,784	Wacker Chemie AG (EUR) (d)	275,608
		1,261,471
	Indonesia — 0.6%
1,478,313	Merdeka Copper Gold Tbk PT (IDR) (c) (d)	281,285
	Ireland — 0.8%
1,722	TE Connectivity PLC	359,932
	Japan — 7.0%
16,700	Denso Corp. (JPY) (d)	209,386
3,600	Furukawa Electric Co., Ltd. (JPY) (d)	691,129
23,192	Honda Motor Co., Ltd. (JPY) (d)	187,706
17,100	NIDEC CORP. (JPY) (c) (d)	217,139
17,600	Panasonic Holdings Corp. (JPY) (d)	295,176
15,500	Renesas Electronics Corp. (JPY) (d)	221,607
10,710	Subaru Corp. (JPY) (d)	172,553
52,760	Toyota Motor Corp. (JPY) (d)	1,096,741
		3,091,437
	Jersey — 0.4%
2,607	Aptiv PLC (c)	181,030
	Netherlands — 2.2%
802	Ferrari N.V.	271,437
1,474	NXP Semiconductors N.V.	290,171
20,517	Stellantis N.V. (EUR) (d)	148,289
8,038	STMicroelectronics N.V.	277,713
		987,610
	South Korea — 10.4%
2,235	Ecopro BM Co., Ltd. (KRW) (d)	292,813
836	Hyundai Mobis Co., Ltd. (KRW) (d)	215,705
1,021	Hyundai Motor Co. (KRW) (d)	314,530
2,618	Kia Corp. (KRW) (d)	258,478
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
1,038	LG Chem Ltd. (KRW) (d)	$212,166
893	LG Energy Solution Ltd. (KRW) (c) (d)	244,299
1,832	POSCO Future M Co., Ltd. (KRW) (d)	253,076
21,200	Samsung Electronics Co., Ltd. (KRW) (d)	2,479,581
1,206	Samsung SDI Co., Ltd. (KRW) (c) (d)	334,165
		4,604,813
	Sweden — 0.8%
10,247	Volvo AB, Class B (SEK) (d) (e)	336,914
	Switzerland — 0.5%
32,017	Lithium Argentina AG (c)	213,874
	Taiwan — 4.9%
6,379	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,155,783
	United States — 54.2%
12,557	Adeia, Inc.	301,745
9,911	Advanced Micro Devices, Inc. (c)	2,016,195
13,345	Aeva Technologies, Inc. (c)	175,620
1,424	Albemarle Corp.	255,651
7,201	Allegro MicroSystems, Inc. (c)	227,048
6,233	Alphabet, Inc., Class A	1,792,361
24,394	Amprius Technologies, Inc. (c)	411,283
2,862	Analog Devices, Inc.	910,517
7,831	Apple, Inc.	1,987,429
48,266	Aurora Innovation, Inc. (c) (e)	198,856
1,835	Cirrus Logic, Inc. (c)	265,378
807	Cummins, Inc.	434,182
22,876	Ford Motor Co.	263,989
5,461	General Motors Co.	406,844
58,093	indie Semiconductor, Inc., Class A (c) (e)	187,059
24,690	Intel Corp. (c)	1,089,570
2,742	Lattice Semiconductor Corp. (c)	254,348
20,054	Lucid Group, Inc. (c) (e)	191,115
4,946	Marvell Technology, Inc.	489,901
12,138	MaxLinear, Inc. (c)	211,080
3,102	Microchip Technology, Inc.	200,420
6,203	Micron Technology, Inc.	2,095,622
4,243	Microsoft Corp.	1,570,631
64,035	Microvast Holdings, Inc. (c)	96,052
20,054	Mobileye Global, Inc., Class A (c) (e)	137,771
10,963	NVIDIA Corp.	1,911,947
3,702	ON Semiconductor Corp. (c)	229,228
8,143	Ouster, Inc. (c)	149,587
3,021	PACCAR, Inc.	348,925
Shares	Description	Value

	United States (Continued)
2,720	Qorvo, Inc. (c)	$210,528
6,273	QUALCOMM, Inc.	807,837
2,468	Rambus, Inc. (c)	212,322
11,333	Rivian Automotive, Inc., Class A (c)	170,562
1,535	Silicon Laboratories, Inc. (c)	319,510
677	SiTime Corp. (c)	233,802
3,716	Skyworks Solutions, Inc.	198,992
42,448	Solid Power, Inc. (c) (e)	127,344
2,733	Synaptics, Inc. (c)	191,419
4,655	Tesla, Inc. (c)	1,730,496
5,319	Texas Instruments, Inc.	1,032,631
		24,045,797
	Total Common Stocks	44,219,794
	(Cost $34,787,398)
MONEY MARKET FUNDS — 0.1%
55,658	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (h)	55,658
	(Cost $55,658)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.5%
$2,888,368	Citigroup, Inc., 3.66% (h), dated 03/31/26, due 04/01/26, with a maturity value of $2,888,662. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 05/15/35. The value of the collateral including accrued interest is $2,946,135. (i)	2,888,368
	(Cost $2,888,368)

	Total Investments — 106.4%	47,163,820
	(Cost $37,731,424)
	Net Other Assets and Liabilities — (6.4)%	(2,833,306)
	Net Assets — 100.0%	$44,330,514

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $14,891,347 or 33.6% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,736,757 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,888,368.

(f)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Rate shown reflects yield as of March 31, 2026.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	68.4%
KRW	9.8
HKD	7.1
JPY	6.6
EUR	4.9
AUD	1.4
SEK	0.7
IDR	0.6
CHF	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$434,096	$434,096	$—	$—
Cayman Islands	2,567,462	1,098,614	1,468,848	—
Ireland	359,932	359,932	—	—
Jersey	181,030	181,030	—	—
Netherlands	987,610	839,321	148,289	—
Switzerland	213,874	213,874	—	—
Taiwan	2,155,783	2,155,783	—	—
United States	24,045,797	24,045,797	—	—
Other Country Categories*	13,274,210	—	13,274,210	—
Money Market Funds	55,658	55,658	—	—
Repurchase Agreements	2,888,368	—	2,888,368	—
Total Investments	$47,163,820	$29,384,105	$17,779,715	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

See Notes to Financial Statements

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,736,757
Non-cash Collateral(2)	(2,736,757)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$2,888,368
Non-cash Collateral(3)	(2,888,368)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 3.7%
414,787	Amazon.com, Inc. (a)	$86,387,689
	Communications Equipment — 5.8%
652,473	Arista Networks, Inc. (a)	80,110,635
730,810	Cisco Systems, Inc.	56,703,548
		136,814,183
	Diversified Telecommunication Services — 3.0%
10,209,235	Lumen Technologies, Inc. (a)	70,954,183
	Financial Services — 0.6%
531,583	Toast, Inc., Class A (a)	14,092,265
	Health Care Technology — 0.6%
79,762	Veeva Systems, Inc., Class A (a)	14,010,993
	Interactive Media & Services — 3.4%
279,398	Alphabet, Inc., Class A	80,343,689
	IT Services — 27.5%
590,204	Akamai Technologies, Inc. (a)	67,784,930
337,244	Cloudflare, Inc., Class A (a)	69,586,927
912,364	CoreWeave, Inc., Class A (a)	70,680,839
1,052,412	DigitalOcean Holdings, Inc. (a)	90,275,901
2,277,856	Fastly, Inc., Class A (a)	66,194,495
362,621	International Business Machines Corp.	87,895,704
220,987	MongoDB, Inc. (a)	54,090,988
360,744	Shopify, Inc., Class A (a)	42,791,453
86,204	Snowflake, Inc. (a)	13,001,287
360,057	Twilio, Inc., Class A (a)	45,302,372
412,079	Wix.com Ltd. (a)	37,115,956
		644,720,852
	Media — 0.6%
609,468	Trade Desk (The), Inc., Class A (a)	13,828,829
	Professional Services — 1.2%
115,374	Paycom Software, Inc.	14,022,556
136,328	Paylocity Holding Corp. (a)	14,728,877
		28,751,433
	Software — 44.1%
165,972	Adobe, Inc. (a)	40,344,474
81,669	Appfolio, Inc., Class A (a)	12,889,002
691,882	Appian Corp., Class A (a)	16,681,275
100,174	AppLovin Corp., Class A (a)	39,869,252
1,673,470	Asana, Inc., Class A (a)	10,710,208
579,696	Atlassian Corp., Class A (a)	39,564,252
299,084	Blackbaud, Inc. (a)	11,547,633
411,845	BlackLine, Inc. (a)	15,238,265
616,456	Box, Inc., Class A (a)	14,573,020
Shares	Description	Value

	Software (Continued)
39,028	CrowdStrike Holdings, Inc., Class A (a)	$15,236,921
129,667	Datadog, Inc., Class A (a)	15,307,189
322,111	Docusign, Inc. (a)	15,271,283
580,933	Dropbox, Inc., Class A (a)	13,198,798
278,808	Elastic N.V. (a)	13,937,612
493,961	Figma, Inc., Class A (a) (b)	10,442,336
1,234,504	Five9, Inc. (a)	18,727,426
1,655,992	Gitlab, Inc., Class A (a)	35,835,667
164,654	HubSpot, Inc. (a)	40,192,041
35,493	Intuit, Inc.	15,346,463
833,862	Klaviyo, Inc., Class A (a)	16,226,955
221,788	Microsoft Corp.	82,099,264
2,275,475	Nutanix, Inc., Class A (a)	86,490,805
586,093	Open Text Corp.	13,034,708
599,072	Oracle Corp.	88,129,482
97,485	Palo Alto Networks, Inc. (a)	15,628,795
301,694	Q2 Holdings, Inc. (a)	14,270,126
156,997	Qualys, Inc. (a)	13,792,186
955,808	RingCentral, Inc., Class A	35,546,500
838,195	Rubrik, Inc., Class A (a)	41,046,409
223,587	Salesforce, Inc.	41,736,985
144,073	SAP SE, ADR	24,666,738
403,227	ServiceNow, Inc. (a)	42,157,383
601,638	ServiceTitan, Inc., Class A (a)	38,179,948
108,534	Workday, Inc., Class A (a)	14,100,737
707,253	Workiva, Inc. (a)	42,173,496
196,342	Zoom Communications, Inc. (a)	15,783,933
98,765	Zscaler, Inc. (a)	13,855,742
		1,033,833,309
	Technology Hardware, Storage & Peripherals — 9.4%
294,116	Dell Technologies, Inc., Class C	48,273,259
1,356,356	Everpure, Inc., Class A (a)	80,079,258
2,028,533	Hewlett Packard Enterprise Co.	48,299,371
439,792	NetApp, Inc.	45,030,303
		221,682,191
	Total Common Stocks	2,345,419,616
	(Cost $2,325,577,651)
MONEY MARKET FUNDS — 0.1%
1,502,543	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	1,502,543
	(Cost $1,502,543)

See Notes to Financial Statements

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$5,214,984	Toronto-Dominion Bank (The), 3.66% (c), dated 03/31/26, due 04/01/26, with a maturity value of $5,215,514. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.38%, due 05/31/28 to 12/31/28. The value of the collateral including accrued interest is $5,319,285. (d)	$5,214,984
	(Cost $5,214,984)

	Total Investments — 100.2%	2,352,137,143
	(Cost $2,332,295,178)
	Net Other Assets and Liabilities — (0.2)%	(5,436,328)
	Net Assets — 100.0%	$2,346,700,815

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $5,296,458 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,214,984.

(c)	Rate shown reflects yield as of March 31, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,345,419,616	$2,345,419,616	$—	$—
Money Market Funds	1,502,543	1,502,543	—	—
Repurchase Agreements	5,214,984	—	5,214,984	—
Total Investments	$2,352,137,143	$2,346,922,159	$5,214,984	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$5,296,458
Non-cash Collateral(2)	(5,214,984)
Net Amount	$81,474
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$5,214,984
Non-cash Collateral(3)	(5,214,984)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2026, the last business day of the period, there was sufficient
collateral based on the end of day market value from the prior business day; however, as a result of market movement from
March 30 to March 31, the value of the related securities
loaned was above the collateral value received. See Note 2E -
Securities Lending in the Notes to Financial Statements.

(3)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Belgium — 1.9%
9,729	UCB S.A. (EUR) (c)	$2,931,330
	Bermuda — 2.1%
44,594	Viking Holdings Ltd. (d)	3,276,767
	Brazil — 3.9%
1,450,494	Caixa Seguridade Participacoes S.A. (BRL)	5,138,482
112,464	Localiza Rent a Car S.A. (BRL)	1,020,021
		6,158,503
	Canada — 14.5%
33,413	Agnico Eagle Mines Ltd.	6,782,171
7,663	Celestica, Inc. (d)	2,158,514
29,601	DPM Metals, Inc. (CAD)	1,042,238
37,926	Groupe Dynamite, Inc. (CAD)	2,088,097
48,131	Nutrien Ltd. (e)	3,631,965
27,776	South Bow Corp. (e)	925,496
120,518	Triple Flag Precious Metals Corp.	4,183,180
182,137	Whitecap Resources, Inc. (CAD) (e)	2,055,604
		22,867,265
	Cayman Islands — 4.0%
126,009	Amer Sports, Inc. (d)	4,148,216
9,285	Futu Holdings Ltd., ADR (d)	1,269,817
977,400	Horizon Robotics (HKD) (c) (d) (e)	846,500
		6,264,533
	Chile — 1.6%
52,654	Latam Airlines Group S.A., ADR	2,603,214
	China — 17.8%
190,262	Contemporary Amperex Technology Co., Ltd., Class H (HKD) (c) (e)	15,165,435
46,800	GigaDevice Semiconductor, Inc., Class H (HKD) (d)	2,047,186
29,700	Knowledge Atlas Technology JSC Ltd., Class H (HKD) (d) (e)	2,626,760
537,922	Shandong Gold Mining Co., Ltd., Class H (HKD) (c) (f) (g)	2,268,828
33,900	Shanghai Iluvatar CoreX Semiconductor Co., Ltd., Class H (HKD) (d)	913,085
85,508	Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H (HKD) (c) (d)	5,071,576
		28,092,870
	France — 1.2%
9,782	Ipsen S.A. (EUR) (c)	1,828,105
Shares	Description	Value

	Germany — 8.5%
7,774	HOCHTIEF AG (EUR) (c)	$3,536,188
57,427	Siemens Energy AG (EUR) (c)	9,903,309
		13,439,497
	Israel — 0.8%
18,510	Enlight Renewable Energy Ltd. (d)	1,263,493
	Italy — 2.3%
75,515	Lottomatica Group S.p.A. (EUR) (c)	2,180,496
87,131	Technoprobe S.p.A. (EUR) (c) (d)	1,460,199
		3,640,695
	Japan — 15.7%
107,000	Advantest Corp. (JPY) (c)	14,766,714
46,000	Daito Trust Construction Co., Ltd. (JPY) (c)	1,077,972
36,300	Kioxia Holdings Corp. (JPY) (c) (d)	4,740,784
89,180	PayPay Corp., ADR (d)	1,903,101
103,800	Shionogi & Co., Ltd. (JPY) (c)	2,296,154
		24,784,725
	Norway — 1.8%
263,888	Norsk Hydro ASA (NOK) (c)	2,812,623
	South Africa — 1.8%
35,384	Valterra Platinum Ltd. (GBP) (c)	2,907,290
	South Korea — 3.2%
4,993	APR Corp. (KRW) (c)	1,139,250
8,750	HD Hyundai Heavy Industries Co., Ltd. (KRW) (c)	2,802,801
48,955	Woori Financial Group, Inc. (KRW) (c)	1,073,185
		5,015,236
	Sweden — 2.7%
33,457	Nordnet AB publ (SEK) (c)	1,089,502
150,899	Tele2 AB, Class B (SEK) (c)	3,123,230
		4,212,732
	Switzerland — 6.5%
12,604	Accelleron Industries AG (CHF) (c)	1,139,228
19,832	Galderma Group AG (CHF) (c)	3,897,659
66,022	Sandoz Group AG (CHF) (c)	5,172,882
		10,209,769
	Taiwan — 2.8%
481,101	Far EasTone Telecommunications Co., Ltd. (TWD) (c)	1,389,604
168,669	WT Microelectronics Co., Ltd. (TWD) (c)	1,169,002
241,928	Yageo Corp. (TWD) (c)	1,911,819
		4,470,425
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Arab Emirates — 0.6%
1,107,220	Fertiglobe PLC (AED)	$943,457
	United Kingdom — 5.9%
35,412	ARM Holdings PLC, ADR (d)	5,357,127
48,278	Endeavour Mining PLC (CAD)	2,894,737
21,234	Noble Corp. PLC	1,041,952
		9,293,816
	Total Common Stocks	157,016,345
	(Cost $120,283,355)
MONEY MARKET FUNDS — 0.2%
243,205	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (h)	243,205
	(Cost $243,205)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 14.2%
$22,446,669	RBC Dominion Securities, Inc., 3.65% (h), dated 03/31/26, due 04/01/26, with a maturity value of $22,448,945. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 1.38%, due 07/15/26 to 02/15/49. The value of the collateral including accrued interest is $22,895,602. (i)	22,446,669
	(Cost $22,446,669)

	Total Investments — 114.0%	179,706,219
	(Cost $142,973,229)
	Net Other Assets and Liabilities — (14.0)%	(22,105,554)
	Net Assets — 100.0%	$157,600,665

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $97,701,665 or 62.0% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $21,628,223 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $22,446,669.

(f)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Rate shown reflects yield as of March 31, 2026.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	34.1%
HKD	16.1
JPY	12.7
EUR	12.2
CHF	5.7
CAD	4.5
BRL	3.4
KRW	2.8
TWD	2.5
SEK	2.3
GBP	1.6
NOK	1.6
AED	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$3,276,767	$3,276,767	$—	$—
Brazil	6,158,503	6,158,503	—	—
Canada	22,867,265	22,867,265	—	—
Cayman Islands	6,264,533	5,418,033	846,500	—
Chile	2,603,214	2,603,214	—	—
China	28,092,870	5,587,031	22,505,839	—
Israel	1,263,493	1,263,493	—	—
Japan	24,784,725	1,903,101	22,881,624	—
United Arab Emirates	943,457	943,457	—	—
United Kingdom	9,293,816	9,293,816	—	—
Other Country Categories*	51,467,702	—	51,467,702	—
Money Market Funds	243,205	243,205	—	—
Repurchase Agreements	22,446,669	—	22,446,669	—
Total Investments	$179,706,219	$59,557,885	$120,148,334	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$21,628,223
Non-cash Collateral(2)	(21,628,223)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$22,446,669
Non-cash Collateral(3)	(22,446,669)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Canada — 1.8%
14,474,737	BlackBerry Ltd. (c)	$46,898,148
5,361,923	Open Text Corp. (CAD) (d)	119,487,896
		166,386,044
	France — 2.1%
485,057	Atos SE (EUR) (c) (d) (e)	19,178,193
619,055	Thales S.A. (EUR) (e)	181,535,769
		200,713,962
	India — 1.8%
12,902,007	Infosys Ltd., ADR (d)	174,306,115
	Ireland — 1.9%
892,613	Accenture PLC, Class A	176,996,232
	Israel — 4.8%
2,113,194	Check Point Software Technologies Ltd. (c)	301,869,763
2,871,758	JFrog Ltd. (c)	134,771,603
895,338	Radware Ltd. (c)	23,565,296
		460,206,662
	Japan — 1.2%
3,303,873	Trend Micro, Inc. (JPY) (e)	110,139,824
	Netherlands — 1.0%
1,971,455	Elastic N.V. (c)	98,553,035
	United States — 84.8%
1,272,611	A10 Networks, Inc.	29,422,766
3,037,197	Akamai Technologies, Inc. (c)	348,822,076
597,575	Alphabet, Inc., Class A	171,838,667
1,395,543	Arista Networks, Inc. (c)	171,344,770
2,328,515	Booz Allen Hamilton Holding Corp.	181,694,025
2,332,076	Broadcom, Inc.	721,800,843
9,378,550	Cisco Systems, Inc.	727,681,695
2,163,953	Cloudflare, Inc., Class A (c)	446,510,062
860,552	Commvault Systems, Inc. (c)	67,028,395
2,003,395	CrowdStrike Holdings, Inc., Class A (c)	782,145,442
1,664,044	Datadog, Inc., Class A (c)	196,440,394
5,186,651	Dynatrace, Inc. (c)	191,802,354
1,011,395	F5, Inc. (c)	292,626,915
3,247,938	Fastly, Inc., Class A (c)	94,385,078
8,584,852	Fortinet, Inc. (c)	701,554,105
11,457,545	Gen Digital, Inc.	215,745,572
775,584	International Business Machines Corp.	187,993,806
1,064,013	Leidos Holdings, Inc.	165,475,302
474,384	Microsoft Corp.	175,602,725
1,881,320	NetApp, Inc.	192,628,355
1,394,496	NetScout Systems, Inc. (c)	44,331,028
3,249,025	Okta, Inc. (c)	255,730,758
5,004,160	Palo Alto Networks, Inc. (c)	802,266,931
698,180	Qualys, Inc. (c)	61,335,113
Shares	Description	Value

	United States (Continued)
3,368,862	Rubrik, Inc., Class A (c)	$164,973,172
953,775	Science Applications International Corp.	90,532,323
7,305,320	SentinelOne, Inc., Class A (c)	94,092,522
2,338,226	Tenable Holdings, Inc. (c)	39,551,093
2,451,643	Varonis Systems, Inc. (c)	52,636,775
727,052	Ziff Davis, Inc. (c)	30,507,102
2,466,280	Zscaler, Inc. (c)	345,994,421
		8,044,494,585
	Total Common Stocks	9,431,796,459
	(Cost $8,561,658,460)
MONEY MARKET FUNDS — 0.6%
55,718,889	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (f)	55,718,889
	(Cost $55,718,889)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$176,507,563	JPMorgan Chase & Co., 3.66% (f), dated 03/31/26, due 04/01/26, with a maturity value of $176,525,508. Collateralized by U.S. Treasury Note, interest rate of 4.25%, due 03/31/33. The value of the collateral including accrued interest is $180,037,722. (g)	176,507,563
	(Cost $176,507,563)

	Total Investments — 101.9%	9,664,022,911
	(Cost $8,793,884,912)
	Net Other Assets and Liabilities — (1.9)%	(178,569,894)
	Net Assets — 100.0%	$9,485,453,017

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $173,819,374 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $176,507,563.

See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $310,853,786 or 3.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(f)	Rate shown reflects yield as of March 31, 2026.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
France	$200,713,962	$—	$200,713,962	$—
Japan	110,139,824	—	110,139,824	—
Other Country Categories*	9,120,942,673	9,120,942,673	—	—
Money Market Funds	55,718,889	55,718,889	—	—
Repurchase Agreements	176,507,563	—	176,507,563	—
Total Investments	$9,664,022,911	$9,176,661,562	$487,361,349	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$173,819,374
Non-cash Collateral(2)	(173,819,374)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$176,507,563
Non-cash Collateral(3)	(176,507,563)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Austria — 1.1%
99	ANDRITZ AG (EUR) (c)	$6,886
293	BAWAG Group AG (EUR) (c) (d) (e)	44,544
		51,430
	Belgium — 1.8%
701	CMB Tech N.V.	8,868
247	UCB S.A. (EUR) (c)	74,420
		83,288
	Bermuda — 3.7%
119	Himalaya Shipping Ltd. (NOK)	1,566
1,780	SiriusPoint Ltd. (f)	38,341
1,837	Viking Holdings Ltd. (f)	134,983
		174,890
	Cayman Islands — 3.5%
3,686	Amer Sports, Inc. (f)	121,343
5,285	IHS Holding Ltd. (f)	43,496
		164,839
	Cyprus — 1.2%
1,795	HeadHunter Group PLC, ADR (c) (f) (g) (h)	0
1,495	Theon International PLC (EUR) (c) (i)	54,043
		54,043
	Denmark — 0.7%
118	Ascendis Pharma A/S, ADR (f)	26,990
890	Cadeler A/S (NOK) (c) (f)	5,190
		32,180
	Finland — 3.2%
9,561	Mandatum Oyj (EUR) (c)	76,691
9,101	Nokia Oyj, ADR	73,172
		149,863
	France — 3.8%
1,615	Exosens SAS (EUR) (c)	116,294
235	FDJ UNITED (EUR) (c)	6,916
106	Ipsen S.A. (EUR) (c)	19,810
1,076	Nanobiotix S.A. (EUR) (c) (f)	32,560
		175,580
	Germany — 13.8%
127	Aumovio SE (EUR) (c) (f)	4,973
578	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (e)	26,330
4,186	E.ON SE (EUR) (c)	91,680
714	Fresenius SE & Co. KGaA (EUR) (c)	37,054
51	Friedrich Vorwerk Group SE (EUR) (c)	4,220
38	Gabler Group AG (EUR) (f)	1,867
Shares	Description	Value

	Germany (Continued)
279	Hapag-Lloyd AG (EUR) (c) (d) (e)	$39,516
246	HOCHTIEF AG (EUR) (c)	111,899
40	Pfisterer Holding SE (EUR) (c) (f)	3,247
190	RENK Group AG (EUR) (c)	11,357
1,638	Siemens Energy AG (EUR) (c)	282,474
322	Tkms AG& Co. KGaA (EUR) (c) (f)	29,700
		644,317
	Greece — 1.4%
1,374	Athens International Airport S.A. (EUR) (c)	16,688
4,911	Optima bank S.A. (EUR) (c)	48,395
		65,083
	Guernsey — 0.2%
641	Super Group SGHC Ltd.	6,923
	Ireland — 0.0%
118	GH Research PLC (f)	1,659
	Italy — 8.9%
148	Banca Generali S.p.A. (EUR) (c)	8,832
157	Banca IFIS S.p.A. (EUR) (c)	3,833
6,724	Banco BPM S.p.A. (EUR) (c)	93,535
644	Ferretti S.p.A. (EUR) (c)	3,011
1,889	Hera S.p.A. (EUR) (c)	8,713
5,583	Lottomatica Group S.p.A. (EUR) (c)	161,209
470	Prysmian S.p.A. (EUR) (c)	55,503
4,970	Technoprobe S.p.A. (EUR) (c) (f)	83,291
		417,927
	Netherlands — 3.1%
28	COSMO Pharmaceuticals N.V. (CHF) (c)	2,959
1,268	CSG N.V. (EUR) (f)	34,208
438	Iveco Group N.V. (EUR) (c)	9,813
1,164	Magnum Ice Cream (The) Co. N.V. (EUR) (f)	17,100
406	Pharvaris N.V. (f)	11,470
1,333	Prosus N.V. (EUR) (c)	61,712
226	Technip Energies N.V. (EUR) (c)	9,550
		146,812
	Norway — 8.6%
4,684	DOF Group ASA (NOK) (c)	67,460
786	Hoegh Autoliners ASA (NOK) (c)	11,381
1,216	NORBIT ASA (NOK) (c)	23,964
9,407	Norsk Hydro ASA (NOK) (c)	100,264
2,857	Orkla ASA (NOK) (c)	35,954
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway (Continued)
2,398	Public Property Invest A/S (NOK) (c)	$5,374
6,457	SATS ASA (NOK) (c)	28,705
255	Sentia A/S (NOK) (f)	1,894
2,261	SpareBank 1 Sor-Norge ASA (NOK) (c)	49,404
1,735	Telenor ASA (NOK) (c)	30,612
8,705	Var Energi ASA (NOK) (c)	44,816
		399,828
	Poland — 0.1%
107	Diagnostyka S.A., Series D/E/F (PLN) (c)	4,945
	South Africa — 2.8%
1,598	Valterra Platinum Ltd. (GBP) (c)	131,298
	Sweden — 9.5%
477	Alleima AB (SEK) (c)	3,785
160	Ambea AB (SEK) (c) (d) (e)	2,265
112	BioArctic AB (SEK) (c) (d) (e) (f) (i)	3,819
4,035	Intea Fastigheter AB (SEK) (f)	29,858
1,902	NOBA Bank Group AB (SEK) (c) (f)	16,534
4,055	Nordnet AB publ (SEK) (c)	132,048
6,327	Rusta AB (SEK) (c)	62,779
680	Rvrc Holding AB (SEK) (c)	4,770
1,364	Scandic Hotels Group AB (SEK) (c) (d) (e)	12,301
680	Swedish Orphan Biovitrum AB (SEK) (c) (f)	28,499
1,406	Synsam AB (SEK) (c)	10,235
4,414	Tele2 AB, Class B (SEK) (c)	91,359
4,275	Telefonaktiebolaget LM Ericsson, ADR (i)	48,179
		446,431
	Switzerland — 16.1%
1,797	Accelleron Industries AG (CHF) (c)	162,424
180	Avolta AG (CHF) (c)	10,792
1,357	Galderma Group AG (CHF) (c)	266,696
159	Montana Aerospace AG (CHF) (c) (d) (e) (f)	5,219
110	Oculis Holding AG (f)	2,925
205	Roche Holding AG (CHF) (c)	81,814
2,371	Sandoz Group AG (CHF) (c)	185,770
124	SMG Swiss Marketplace Group AG (CHF) (c) (d) (e) (f)	4,332
Shares	Description	Value

	Switzerland (Continued)
1,427	Sportradar Group AG, Class A (f)	$23,888
154	Sunrise Communications AG, Class A (CHF) (c)	9,179
		753,039
	United Kingdom — 15.9%
2,334	Aberdeen Group PLC (GBP) (c)	5,913
1,347	ARM Holdings PLC, ADR (f)	203,774
1,874	Centessa Pharmaceuticals PLC, ADR (f) (i)	74,435
2,458	Drax Group PLC (GBP) (c)	29,048
2,142	Endeavour Mining PLC (CAD)	128,434
644	GSK PLC, ADR	35,542
14,115	Haleon PLC (GBP) (c)	69,855
4,194	Ithaca Energy PLC (GBP) (c)	14,216
895	Klarna Group PLC (f)	11,715
9,166	M&G PLC (GBP) (c)	33,295
353	Noble Corp. PLC	17,322
446	OSB Group PLC (GBP) (c)	3,103
641	Rentokil Initial PLC, ADR	20,179
516	Rio Tinto PLC (GBP) (c)	47,871
12,700	Serco Group PLC (GBP)	47,907
		742,609
	Total Common Stocks	4,646,984
	(Cost $3,836,487)
MONEY MARKET FUNDS — 0.4%
17,414	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (j)	17,414
	(Cost $17,414)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.1%
$53,303	Daiwa Capital Markets America, Inc., 3.66% (j), dated 03/31/26, due 04/01/26, with a maturity value of $53,308. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $54,369. (k)	53,303
	(Cost $53,303)

	Total Investments — 100.9%	4,717,701
	(Cost $3,907,204)
	Net Other Assets and Liabilities — (0.9)%	(41,538)
	Net Assets — 100.0%	$4,676,163

See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $3,478,946 or 74.4% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $67,582 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $53,303.

(j)	Rate shown reflects yield as of March 31, 2026.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	35.9%
USD	20.7
CHF	15.5
NOK	8.6
SEK	8.4
GBP	8.1
CAD	2.7
PLN	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Belgium	$83,288	$8,868	$74,420	$—
Bermuda	174,890	174,890	—	—
Cayman Islands	164,839	164,839	—	—
Cyprus	54,043	—	54,043	— **
Denmark	32,180	26,990	5,190	—
Finland	149,863	73,172	76,691	—
Germany	644,317	1,867	642,450	—
Guernsey	6,923	6,923	—	—
Ireland	1,659	1,659	—	—
Netherlands	146,812	62,778	84,034	—
Norway	399,828	1,894	397,934	—
Sweden	446,431	78,037	368,394	—
Switzerland	753,039	26,813	726,226	—
United Kingdom	742,609	539,308	203,301	—
Other Country Categories*	846,263	—	846,263	—
Money Market Funds	17,414	17,414	—	—
Repurchase Agreements	53,303	—	53,303	—
Total Investments	$4,717,701	$1,185,452	$3,532,249	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$67,582
Non-cash Collateral(2)	(53,303)
Net Amount	$14,279
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities	$53,303
Non-cash Collateral(3)	(53,303)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2026, the last business day of the period, there was sufficient
collateral based on the end of day market value from the prior business day; however, as a result of market movement from
March 30 to March 31, the value of the related securities
loaned was above the collateral value received. See Note 2E -
Securities Lending in the Notes to Financial Statements.

(3)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.6%
	Australia — 3.1%
18,424	CAR Group Ltd. (AUD) (c)	$294,109
15,368	IREN Ltd. (d)	526,815
2,444	REA Group Ltd. (AUD) (c)	267,761
10,308	WiseTech Global Ltd. (AUD) (c)	278,116
		1,366,801
	Canada — 10.5%
4,188	Descartes Systems Group (The), Inc. (CAD) (d)	299,973
36,087	Shopify, Inc., Class A (CAD) (d)	4,281,878
		4,581,851
	Cayman Islands — 49.5%
274,215	Alibaba Group Holding Ltd. (HKD) (c)	4,298,180
108,364	Baidu, Inc., Class A (HKD) (c) (d)	1,514,733
14,200	Bilibili, Inc., Class Z (HKD) (c) (d)	320,083
2,953	Futu Holdings Ltd., ADR (d)	403,852
36,161	JD Health International, Inc. (HKD) (c) (d) (e) (f)	220,723
124,880	JD.com, Inc., Class A (HKD) (c)	1,840,795
138,816	Kuaishou Technology (HKD) (c) (e) (f)	817,672
188,807	Meituan, Class B (HKD) (c) (d) (e) (f)	2,060,309
83,228	NetEase, Inc. (HKD) (c)	1,859,714
20,408	PDD Holdings, Inc., ADR (d)	2,085,289
18,092	Sea Ltd., ADR (d)	1,498,199
66,188	Tencent Holdings Ltd. (HKD) (c)	4,174,635
24,067	Tencent Music Entertainment Group, ADR	223,342
12,481	Vipshop Holdings Ltd., ADR	196,201
		21,513,727
	Germany — 1.7%
10,668	Delivery Hero SE (EUR) (c) (d) (e) (f)	198,225
3,578	Scout24 SE (EUR) (c) (e) (f)	276,074
10,675	Zalando SE (EUR) (c) (d) (e) (f)	260,799
		735,098
	Isle Of Man — 0.5%
31,140	Entain PLC (GBP) (c)	233,935
	Japan — 2.3%
120,676	LY Corp. (JPY) (c)	290,966
19,782	Nexon Co., Ltd. (JPY) (c)	372,628
73,973	Rakuten Group, Inc. (JPY) (c) (d)	345,790
		1,009,384
Shares	Description	Value

	Luxembourg — 8.7%
37,666	Allegro.eu S.A. (PLN) (c) (d) (e) (f)	$270,365
7,245	Spotify Technology S.A. (d)	3,513,173
		3,783,538
	Netherlands — 10.1%
1,534	Adyen N.V. (EUR) (c) (d) (e) (f)	1,535,312
61,703	Prosus N.V. (EUR) (c)	2,856,589
		4,391,901
	New Zealand — 1.0%
8,275	Xero Ltd. (AUD) (c) (d)	437,332
	South Africa — 4.4%
37,110	Naspers Ltd., Class N (ZAR) (c)	1,919,589
	South Korea — 3.8%
14,869	Kakao Corp. (KRW) (c)	459,040
1,431	Krafton, Inc. (KRW) (c)	244,640
6,873	NAVER Corp. (KRW) (c)	935,748
		1,639,428
	Switzerland — 0.6%
530	Swissquote Group Holding S.A. (CHF) (c)	263,272
	Taiwan — 0.7%
12,622	International Games System Co., Ltd. (TWD) (c)	301,502
	United Kingdom — 1.7%
16,372	IG Group Holdings PLC (GBP) (c)	311,761
33,956	Wise PLC, Class A (GBP) (c) (d)	408,902
		720,663
	Total Common Stocks	42,898,021
	(Cost $57,210,731)
MONEY MARKET FUNDS — 0.1%
40,168	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (g)	40,168
	(Cost $40,168)

	Total Investments — 98.7%	42,938,189
	(Cost $57,250,899)
	Net Other Assets and Liabilities — 1.3%	547,615
	Net Assets — 100.0%	$43,485,804

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
See Notes to Financial Statements

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $29,869,299 or 68.7% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
HKD	39.8%
USD	19.8
EUR	11.9
CAD	10.7
ZAR	4.5
KRW	3.8
AUD	3.0
JPY	2.4
GBP	2.2
TWD	0.7
PLN	0.6
CHF	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$1,366,801	$526,815	$839,986	$—
Canada	4,581,851	4,581,851	—	—
Cayman Islands	21,513,727	4,406,883	17,106,844	—
Luxembourg	3,783,538	3,513,173	270,365	—
Other Country Categories*	11,652,104	—	11,652,104	—
Money Market Funds	40,168	40,168	—	—
Total Investments	$42,938,189	$13,068,890	$29,869,299	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Bermuda — 1.6%
1,012	Credicorp Ltd.	$343,250
	Brazil — 15.9%
44,518	Ambev S.A. (BRL)	131,065
14,325	Axia Energia (BRL)	161,949
3,765	Axia Energia (Preference Shares) (BRL) (c)	41,169
54,095	B3 S.A. - Brasil Bolsa Balcao (BRL)	192,158
66,880	Banco Bradesco S.A. (Preference Shares) (BRL)	247,515
29,531	Banco do Brasil S.A. (BRL)	131,126
38,926	Banco Santander Brasil S.A. (BRL)	230,256
61,714	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	518,031
64,444	Itausa S.A. (Preference Shares) (BRL)	173,929
85,693	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	805,174
30,095	Vale S.A. (BRL)	479,210
20,578	WEG S.A. (BRL)	202,648
		3,314,230
	Hungary — 2.5%
4,823	OTP Bank Nyrt (HUF) (d)	517,160
	India — 10.1%
1,804	Adani Ports & Special Economic Zone Ltd. (INR) (d)	25,235
1,113	Asian Paints Ltd. (INR) (d)	25,667
551	Avenue Supermarts Ltd. (INR) (c) (d) (e) (f)	23,193
6,241	Axis Bank Ltd. (INR) (d)	77,296
252	Bajaj Auto Ltd. (INR) (d)	23,544
5,918	Bajaj Finance Ltd. (INR) (d)	50,638
1,276	Bajaj Finserv Ltd. (INR) (d)	22,164
8,114	Bharat Electronics Ltd. (INR) (d)	34,722
6,262	Bharti Airtel Ltd. (INR) (d)	118,999
1,341	Cipla Ltd. (INR) (d)	17,474
16,739	Eternal Ltd. (INR) (c) (d)	41,182
815	Grasim Industries Ltd. (INR) (d)	22,117
2,054	HCL Technologies Ltd. (INR) (d)	29,563
32,423	HDFC Bank Ltd. (INR) (d)	253,971
3,099	Hindalco Industries Ltd. (INR) (d)	29,306
1,786	Hindustan Unilever Ltd. (INR) (d)	38,925
15,458	ICICI Bank Ltd. (INR) (d)	198,438
7,258	Infosys Ltd. (INR) (d)	97,895
Shares	Description	Value

	India (Continued)
466	InterGlobe Aviation Ltd. (INR) (d) (e) (f)	$19,670
16,753	ITC Ltd. (INR) (d)	51,192
1,970	JSW Steel Ltd. (INR) (d)	23,618
14,291	Kotak Mahindra Bank Ltd. (INR) (d)	53,796
2,242	Larsen & Toubro Ltd. (INR) (d)	83,352
2,044	Mahindra & Mahindra Ltd. (INR) (d)	64,113
275	Maruti Suzuki India Ltd. (INR) (d)	36,069
9,743	NTPC Ltd. (INR) (d)	38,374
9,586	Power Grid Corp. of India Ltd. (INR) (d)	30,179
14,134	Reliance Industries Ltd. (INR) (d)	203,269
62	Shree Cement Ltd. (INR) (d)	15,160
3,099	Shriram Finance Ltd. (INR) (d)	28,833
7,905	State Bank of India (INR) (d)	82,443
2,389	Sun Pharmaceutical Industries Ltd. (INR) (d)	44,682
2,003	Tata Consultancy Services Ltd. (INR) (d)	50,437
4,444	Tata Motors Passenger Vehicles Ltd. (INR) (d)	14,078
17,463	Tata Steel Ltd. (INR) (d)	35,830
1,270	Tech Mahindra Ltd. (INR) (d)	18,865
840	Titan Co., Ltd. (INR) (d)	35,282
471	Trent Ltd. (INR) (d)	16,587
264	UltraTech Cement Ltd. (INR) (d)	30,154
		2,106,312
	Mexico — 13.9%
457,744	America Movil S.A.B. de C.V., Series B (MXN)	581,789
35,373	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	390,558
47,339	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	525,026
105,888	Grupo Mexico S.A.B. de C.V., Series B (MXN)	1,133,852
84,777	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	275,290
		2,906,515
	Poland — 6.1%
5,016	Bank Polska Kasa Opieki S.A. (PLN) (d)	297,218
13,894	ORLEN S.A. (PLN) (d)	503,439
20,485	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN) (d)	484,552
		1,285,209
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa — 10.2%
1,108	Capitec Bank Holdings Ltd. (ZAR) (d)	$272,229
63,144	FirstRand Ltd. (ZAR) (d)	323,254
10,800	Gold Fields Ltd. (ZAR) (d)	496,282
20,271	MTN Group Ltd. (ZAR) (d)	236,698
9,770	Naspers Ltd., Class N (ZAR) (d)	505,373
16,102	Standard Bank Group Ltd. (ZAR) (d)	291,603
		2,125,439
	South Korea — 21.1%
111	Alteogen, Inc. (KRW) (d)	25,177
506	Celltrion, Inc. (KRW) (d)	67,664
934	Hana Financial Group, Inc. (KRW) (d)	68,086
121	Hanwha Aerospace Co., Ltd. (KRW) (d)	103,177
193	Hyundai Mobis Co., Ltd. (KRW) (d)	49,798
604	Hyundai Motor Co. (KRW) (d)	186,068
1,210	KB Financial Group, Inc. (KRW) (d)	118,786
793	Kia Corp. (KRW) (d)	78,294
431	NAVER Corp. (KRW) (d)	58,680
251	POSCO Holdings, Inc. (KRW) (d)	56,516
34	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e) (f)	34,845
20,788	Samsung Electronics Co., Ltd. (KRW) (d)	2,431,393
16	Samsung Episholdings Co., Ltd. (KRW) (c) (d)	5,433
1,558	Shinhan Financial Group Co., Ltd. (KRW) (d)	92,859
1,823	SK hynix, Inc. (KRW) (d)	1,034,307
		4,411,083
	Taiwan — 15.0%
6,621	ASE Technology Holding Co., Ltd. (TWD) (d)	72,872
1,310	Asustek Computer, Inc. (TWD) (d)	23,008
17,518	Cathay Financial Holding Co., Ltd. (TWD) (d)	39,167
8,377	Chunghwa Telecom Co., Ltd. (TWD) (d)	34,922
34,691	CTBC Financial Holding Co., Ltd. (TWD) (d)	56,377
3,648	Delta Electronics, Inc. (TWD) (d)	164,490
28,131	E.Sun Financial Holding Co., Ltd. (TWD)	27,937
Shares	Description	Value

	Taiwan (Continued)
3,676	Evergreen Marine Corp. Taiwan Ltd. (TWD) (d)	$23,188
22,739	First Financial Holding Co., Ltd. (TWD) (d)	20,260
15,465	Fubon Financial Holding Co., Ltd. (TWD) (d)	42,339
23,224	Hon Hai Precision Industry Co., Ltd. (TWD) (d)	141,963
2,824	MediaTek, Inc. (TWD) (d)	135,454
22,455	Mega Financial Holding Co., Ltd. (TWD) (d)	27,252
1,107	Novatek Microelectronics Corp. (TWD) (d)	13,363
5,265	Quanta Computer, Inc. (TWD) (d)	47,380
37,534	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (d)	2,170,761
9,045	Uni-President Enterprises Corp. (TWD) (d)	20,204
22,972	United Microelectronics Corp. (TWD) (d)	41,180
25,090	Yuanta Financial Holding Co., Ltd. (TWD) (d)	35,667
		3,137,784
	United Kingdom — 2.9%
6,033	Anglogold Ashanti PLC (ZAR) (d)	602,166
	Total Common Stocks	20,749,148
	(Cost $15,472,160)
MONEY MARKET FUNDS — 0.5%
103,312	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (g)	103,312
	(Cost $103,312)

	Total Investments — 99.8%	20,852,460
	(Cost $15,575,472)
	Net Other Assets and Liabilities — 0.2%	35,731
	Net Assets — 100.0%	$20,888,191

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $14,157,216 or 67.8% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
KRW	21.2%
BRL	15.9
TWD	15.0
MXN	13.9
ZAR	13.1
INR	10.1
PLN	6.2
HUF	2.5
USD	2.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$343,250	$343,250	$—	$—
Brazil	3,314,230	3,314,230	—	—
Mexico	2,906,515	2,906,515	—	—
Taiwan	3,137,784	27,937	3,109,847	—
Other Country Categories*	11,047,369	—	11,047,369	—
Money Market Funds	103,312	103,312	—	—
Total Investments	$20,852,460	$6,695,244	$14,157,216	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Brazil — 14.2%
292,993	B3 S.A. - Brasil Bolsa Balcao (BRL)	$1,040,777
67,784	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	2,070,743
340,280	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	828,389
377,957	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	3,172,596
349,115	Itausa S.A. (Preference Shares) (BRL)	942,233
116,461	PRIO S.A. (BRL) (c)	1,488,631
284,386	WEG S.A. (BRL)	2,800,570
		12,343,939
	Cayman Islands — 0.1%
1,309	Alchip Technologies Ltd. (TWD) (d)	106,751
	Chile — 1.3%
2,428,860	Banco de Chile (CLP)	440,848
5,888	Banco de Credito e Inversiones S.A. (CLP)	381,405
3,473,712	Banco Santander Chile (CLP)	287,645
		1,109,898
	Colombia — 0.9%
40,481	Grupo Cibest S.A. (Preference Shares) (COP)	743,802
	Greece — 1.5%
140,443	Eurobank S.A. (EUR) (d)	562,341
47,134	National Bank of Greece S.A. (EUR) (d)	728,124
		1,290,465
	Mexico — 8.3%
53,730	Arca Continental S.A.B. de C.V. (MXN)	619,710
71,785	Coca-Cola Femsa S.A.B. de C.V. (MXN)	699,707
18,518	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	624,062
267,656	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	2,968,513
723,182	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	2,348,334
		7,260,326
	Peru — 1.3%
31,301	Cia de Minas Buenaventura S.A.A., ADR	1,128,088
Shares	Description	Value

	Philippines — 3.5%
154,140	Bank of the Philippine Islands (PHP)	$253,475
148,498	BDO Unibank, Inc. (PHP) (d)	279,378
147,540	International Container Terminal Services, Inc. (PHP) (d)	1,672,712
83,470	SM Investments Corp. (PHP)	851,875
		3,057,440
	Poland — 6.5%
11,794	Bank Polska Kasa Opieki S.A. (PLN) (d)	698,842
68,637	Dino Polska S.A. (PLN) (c) (d) (e) (f)	620,309
19,584	KGHM Polska Miedz S.A. (PLN) (c) (d)	1,430,806
148	LPP S.A. (PLN) (d)	897,390
48,251	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN) (d)	1,141,329
31,915	Powszechny Zaklad Ubezpieczen S.A. (PLN) (d)	555,544
2,166	Santander Bank Polska S.A. (PLN) (d)	343,425
		5,687,645
	South Africa — 16.2%
46,206	Absa Group Ltd. (ZAR) (d)	665,593
18,738	Bid Corp., Ltd. (ZAR)	451,340
5,058	Capitec Bank Holdings Ltd. (ZAR) (d)	1,242,721
13,149	Clicks Group Ltd. (ZAR) (d)	226,469
32,936	Discovery Ltd. (ZAR)	483,298
287,728	FirstRand Ltd. (ZAR) (d)	1,472,969
63,742	Gold Fields Ltd. (ZAR) (d)	2,929,077
50,467	Impala Platinum Holdings Ltd. (ZAR) (d)	717,740
44,526	Naspers Ltd., Class N (ZAR) (d)	2,303,197
26,370	Nedbank Group Ltd. (ZAR)	415,718
101,055	Sanlam Ltd. (ZAR) (d)	531,912
73,365	Standard Bank Group Ltd. (ZAR) (d)	1,328,621
12,650	Valterra Platinum Ltd. (ZAR) (d)	1,063,332
33,314	Vodacom Group Ltd. (ZAR)	284,132
		14,116,119
	South Korea — 26.7%
3,116	Celltrion, Inc. (KRW) (d)	416,679
941	DB Insurance Co., Ltd. (KRW) (d)	105,546
5,744	Hana Financial Group, Inc. (KRW) (d)	418,720
465	HD Hyundai Electric Co., Ltd. (KRW) (d)	263,510
376	HD Hyundai Heavy Industries Co., Ltd. (KRW) (d)	120,440
9,031	HMM Co., Ltd. (KRW) (d)	118,328
See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
96	Hyosung Heavy Industries Corp. (KRW) (d)	$162,103
1,184	Hyundai Mobis Co., Ltd. (KRW) (d)	305,496
1,490	Hyundai Rotem Co., Ltd. (KRW) (d)	171,582
7,437	KB Financial Group, Inc. (KRW) (d)	730,094
4,885	Kia Corp. (KRW) (d)	482,301
705	Krafton, Inc. (KRW) (d)	120,525
2,648	NAVER Corp. (KRW) (d)	360,521
197	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e) (f)	201,899
1,125	Samsung Electro-Mechanics Co., Ltd. (KRW) (d)	322,323
90,112	Samsung Electronics Co., Ltd. (KRW) (d)	10,539,625
108	Samsung Episholdings Co., Ltd. (KRW) (c) (d)	36,672
700	Samsung Fire & Marine Insurance Co., Ltd. (KRW) (d)	209,672
1,594	Samsung Life Insurance Co., Ltd. (KRW) (d)	229,835
9,583	Shinhan Financial Group Co., Ltd. (KRW) (d)	571,160
11,275	SK hynix, Inc. (KRW) (d)	6,397,042
1,805	SK Square Co., Ltd. (KRW) (c) (d)	594,301
13,957	Woori Financial Group, Inc. (KRW) (d)	305,963
		23,184,337
	Taiwan — 18.9%
8,356	Accton Technology Corp. (TWD) (d)	412,261
7,908	Advantech Co., Ltd. (TWD) (d)	81,088
4,738	Asia Vital Components Co., Ltd. (TWD) (d)	312,943
11,434	Asustek Computer, Inc. (TWD) (d)	200,819
152,877	Cathay Financial Holding Co., Ltd. (TWD) (d)	341,808
127,266	Chang Hwa Commercial Bank Ltd. (TWD) (d)	81,767
302,741	CTBC Financial Holding Co., Ltd. (TWD) (d)	491,990
31,886	Delta Electronics, Inc. (TWD) (d)	1,437,752
13,665	E Ink Holdings, Inc. (TWD) (d)	59,607
245,521	E.Sun Financial Holding Co., Ltd. (TWD)	243,831
5,178	Elite Material Co., Ltd. (TWD) (d)	441,924
Shares	Description	Value

	Taiwan (Continued)
1,160	eMemory Technology, Inc. (TWD) (d)	$98,769
198,436	First Financial Holding Co., Ltd. (TWD) (d)	176,802
134,948	Fubon Financial Holding Co., Ltd. (TWD) (d)	369,450
174,648	Hua Nan Financial Holdings Co., Ltd. (TWD) (d)	183,088
281,638	KGI Financial Holding Co., Ltd. (TWD) (d)	173,004
1,165	King Slide Works Co., Ltd. (TWD) (d)	120,712
1,356	Largan Precision Co., Ltd. (TWD) (d)	93,013
37,177	Lite-On Technology Corp. (TWD) (d)	170,131
24,709	MediaTek, Inc. (TWD) (d)	1,185,171
195,980	Mega Financial Holding Co., Ltd. (TWD) (d)	237,849
9,675	Novatek Microelectronics Corp. (TWD) (d)	116,795
31,834	Pegatron Corp. (TWD) (d)	77,183
4,991	PharmaEssentia Corp. (TWD) (d)	95,719
45,927	Quanta Computer, Inc. (TWD) (d)	413,295
7,938	Realtek Semiconductor Corp. (TWD) (d)	120,728
65,939	Shanghai Commercial & Savings Bank (The) Ltd. (TWD) (d)	80,825
211,585	SinoPac Financial Holdings Co., Ltd. (TWD) (d)	205,430
182,070	Taiwan Cooperative Financial Holding Co., Ltd. (TWD) (d)	134,701
125,738	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (d)	7,271,997
412,081	TS Financial Holding Co., Ltd. (TWD) (d)	303,102
200,499	United Microelectronics Corp. (TWD) (d)	359,415
218,958	Yuanta Financial Holding Co., Ltd. (TWD) (d)	311,263
		16,404,232
	Total Common Stocks	86,433,042
	(Cost $63,471,541)
See Notes to Financial Statements

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
169,035	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (g)	$169,035
	(Cost $169,035)

	Total Investments — 99.6%	86,602,077
	(Cost $63,640,576)
	Net Other Assets and Liabilities — 0.4%	315,755
	Net Assets — 100.0%	$86,917,832

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $60,863,320 or 70.0% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
EUR	– Euro
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
KRW	26.8%
TWD	19.1
ZAR	16.3
BRL	14.2
MXN	8.4
PLN	6.6
PHP	3.5
EUR	1.5
USD	1.5
CLP	1.3
COP	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$106,751	$—	$106,751	$—
Greece	1,290,465	—	1,290,465	—
Philippines	3,057,440	1,105,350	1,952,090	—
Poland	5,687,645	—	5,687,645	—
South Africa	14,116,119	1,634,488	12,481,631	—
South Korea	23,184,337	—	23,184,337	—
Taiwan	16,404,232	243,831	16,160,401	—
Other Country Categories*	22,586,053	22,586,053	—	—
Money Market Funds	169,035	169,035	—	—
Total Investments	$86,602,077	$25,738,757	$60,863,320	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	First Trust STOXX® European Select Dividend Index Fund (FDD)	First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)	First Trust Dow Jones Global Select Dividend Index Fund (FGD)
ASSETS:
Investments, at value	$798,249,891	$15,196,457	$1,251,143,255
Repurchase agreements, at value	—	—	—
Total investments, at value	798,249,891	15,196,457	1,251,143,255
Cash	—	—	—
Foreign currency, at value	156	81	1,708,608
Receivables:
Investment securities sold	8,600,130	—	12,489,628
Dividends	2,959,700	98,108	9,435,042
Reclaims	1,814,808	8,640	2,944,667
Capital shares sold	10,441	—	59,240
Securities lending income	—	—	—
Prepaid expenses	2,802	—	3,122
Total Assets	811,637,928	15,303,286	1,277,783,562

LIABILITIES:
Due to custodian foreign currency	—	—	—
Due to authorized participant	—	—	—
Payables:
Capital shares redeemed	8,600,130	—	—
Investment advisory fees	283,120	8,056	420,692
Licensing fees	86,998	—	135,611
Audit and tax fees	13,415	—	14,875
Shareholder reporting fees	9,594	—	19,608
Investment securities purchased	—	—	12,402,182
Trustees’ fees	—	—	97
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	—	—	—
Other liabilities	155,227	—	467,307
Total Liabilities	9,148,484	8,056	13,460,372
NET ASSETS	$802,489,444	$15,295,230	$1,264,323,190

NET ASSETS consist of:
Paid-in capital	$743,956,040	$23,427,589	$1,257,423,598
Par value	450,533	3,916	398,000
Accumulated distributable earnings (loss)	58,082,871	(8,136,275)	6,501,592
NET ASSETS	$802,489,444	$15,295,230	$1,264,323,190
NET ASSET VALUE, per share	$17.81	$39.06	$31.77
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	45,053,334	391,608	39,800,002
Investments, at cost	$715,567,752	$15,224,720	$1,109,803,316
Repurchase agreements, at cost	$—	$—	$—
Total investments, at cost	$715,567,752	$15,224,720	$1,109,803,316
Foreign currency, at cost (proceeds)	$156	$76	$1,705,472
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)	First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)	First Trust Indxx Global Natural Resources Income ETF (FTRI)	First Trust Indxx Global Agriculture ETF (FTAG)

$249,093,093	$20,318,609	$7,638,797,840	$133,259,247	$14,374,677
8,762,154	87	7,170,320	15,850,451	—
257,855,247	20,318,696	7,645,968,160	149,109,698	14,374,677
1,627	—	1,381,842	—	—
—	—	1,271,616	3,796	1,811

—	—	—	—	—
141,225	12,973	5,862,972	269,296	11,255
110,206	—	3,949,954	16,464	21,454
1,863	—	8,300,561	—	614
15,184	9	26,808	1,426	—
613	—	17,522	—	8,950
258,125,965	20,331,678	7,666,779,435	149,400,680	14,418,761

54	—	—	—	—
—	—	—	—	—

2,818	—	298,278	—	—
76,201	11,339	2,592,791	79,969	7,752
55,374	—	1,548,070	—	—
42,291	—	17,862	—	—
18,026	—	47,761	—	—
—	—	8,883,338	—	—
—	—	—	—	—
—	—	—	97,451	—
8,762,154	87	7,170,320	15,850,451	—
34,411	—	534,516	—	—
8,991,329	11,426	21,092,936	16,027,871	7,752
$249,134,636	$20,320,252	$7,645,686,499	$133,372,809	$14,411,009

$298,752,588	$23,506,297	$6,731,333,697	$212,903,324	$36,344,662
101,000	2,500	468,500	75,000	4,899
(49,718,952)	(3,188,545)	913,884,302	(79,605,515)	(21,938,552)
$249,134,636	$20,320,252	$7,645,686,499	$133,372,809	$14,411,009
$24.67	$81.28	$163.20	$17.78	$29.41
10,100,002	250,002	46,850,002	7,500,002	489,928
$212,119,806	$16,538,902	$6,598,849,005	$108,800,478	$14,198,919
$8,762,154	$87	$7,170,320	$15,850,451	$—
$220,881,960	$16,538,989	$6,606,019,325	$124,650,929	$14,198,919
$(57)	$—	$1,271,616	$3,831	$1,812
$8,651,448	$—	$6,927,975	$15,261,436	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities (Continued)
March 31, 2026 (Unaudited)

	First Trust Indxx NextG ETF (NXTG)	First Trust S-Network Future Vehicles & Technology ETF (CARZ)	First Trust Cloud Computing ETF (SKYY)
ASSETS:
Investments, at value	$413,119,206	$44,275,452	$2,346,922,159
Repurchase agreements, at value	17,214,847	2,888,368	5,214,984
Total investments, at value	430,334,053	47,163,820	2,352,137,143
Cash	—	—	—
Foreign currency, at value	137,862	27	—
Receivables:
Investment securities sold	—	—	5,467,441
Dividends	881,383	66,147	292,079
Reclaims	234,705	8,184	711,440
Capital shares sold	—	—	—
Securities lending income	66,329	7,720	6,384
Prepaid expenses	69,968	—	—
Total Assets	431,724,300	47,245,898	2,358,614,487

LIABILITIES:
Due to custodian foreign currency	—	—	—
Due to authorized participant	—	—	—
Payables:
Capital shares redeemed	57,545	—	5,470,165
Investment advisory fees	254,968	27,016	1,228,523
Licensing fees	—	—	—
Audit and tax fees	—	—	—
Shareholder reporting fees	—	—	—
Investment securities purchased	—	—	—
Trustees’ fees	—	—	—
Deferred foreign capital gains tax	—	—	—
Collateral for securities on loan	17,214,847	2,888,368	5,214,984
Other liabilities	—	—	—
Total Liabilities	17,527,360	2,915,384	11,913,672
NET ASSETS	$414,196,940	$44,330,514	$2,346,700,815

NET ASSETS consist of:
Paid-in capital	$312,081,990	$51,918,882	$3,537,929,781
Par value	37,000	5,500	214,500
Accumulated distributable earnings (loss)	102,077,950	(7,593,868)	(1,191,443,466)
NET ASSETS	$414,196,940	$44,330,514	$2,346,700,815
NET ASSET VALUE, per share	$111.95	$80.60	$109.40
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,700,002	550,002	21,450,002
Investments, at cost	$333,889,642	$34,843,056	$2,327,080,194
Repurchase agreements, at cost	$17,214,847	$2,888,368	$5,214,984
Total investments, at cost	$351,104,489	$37,731,424	$2,332,295,178
Foreign currency, at cost (proceeds)	$138,670	$27	$—
Securities on loan, at value	$16,718,044	$2,736,757	$5,296,458
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)	First Trust Nasdaq Cybersecurity ETF (CIBR)	First Trust IPOX® Europe Equity Opportunities ETF (FPXE)	First Trust Dow Jones International Internet ETF (FDNI)	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

$157,259,550	$9,487,515,348	$4,664,398	$42,938,189	$20,852,460
22,446,669	176,507,563	53,303	—	—
179,706,219	9,664,022,911	4,717,701	42,938,189	20,852,460
—	122,476	—	—	—
—	—	—	—	1,622

—	199,193	—	542,623	—
272,409	46,733	10,040	29,653	46,366
137,360	542,170	4,376	321	1,153
—	41,456,133	—	—	—
27,114	2,565,110	121	—	—
—	—	—	—	34
180,143,102	9,708,954,726	4,732,238	43,510,786	20,901,635

245	—	—	61	—
—	834,067	—	—	—

—	199,194	—	—	—
95,523	4,753,616	2,772	24,921	13,444
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	41,207,269	—	—	—
—	—	—	—	—
—	—	—	—	—
22,446,669	176,507,563	53,303	—	—
—	—	—	—	—
22,542,437	223,501,709	56,075	24,982	13,444
$157,600,665	$9,485,453,017	$4,676,163	$43,485,804	$20,888,191

$450,211,012	$9,155,161,119	$7,517,393	$79,579,214	$15,828,527
25,500	1,513,500	1,500	16,000	6,000
(292,635,847)	328,778,398	(2,842,730)	(36,109,410)	5,053,664
$157,600,665	$9,485,453,017	$4,676,163	$43,485,804	$20,888,191
$61.80	$62.67	$31.17	$27.18	$34.81
2,550,002	151,350,002	150,002	1,600,002	600,002
$120,526,560	$8,617,377,349	$3,853,901	$57,250,899	$15,575,472
$22,446,669	$176,507,563	$53,303	$—	$—
$142,973,229	$8,793,884,912	$3,907,204	$57,250,899	$15,575,472
$(244)	$—	$—	$(61)	$1,678
$21,628,223	$173,819,374	$67,582	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities (Continued)
March 31, 2026 (Unaudited)

First Trust Emerging Markets Human Flourishing ETF (FTHF)
ASSETS:
Investments, at value	$86,602,077
Repurchase agreements, at value	—
Total investments, at value	86,602,077
Cash	—
Foreign currency, at value	12,499
Receivables:
Investment securities sold	—
Dividends	344,166
Reclaims	14,711
Capital shares sold	—
Securities lending income	—
Prepaid expenses	—
Total Assets	86,973,453

LIABILITIES:
Due to custodian foreign currency	—
Due to authorized participant	—
Payables:
Capital shares redeemed	—
Investment advisory fees	55,621
Licensing fees	—
Audit and tax fees	—
Shareholder reporting fees	—
Investment securities purchased	—
Trustees’ fees	—
Deferred foreign capital gains tax	—
Collateral for securities on loan	—
Other liabilities	—
Total Liabilities	55,621
NET ASSETS	$86,917,832

NET ASSETS consist of:
Paid-in capital	$62,137,749
Par value	23,500
Accumulated distributable earnings (loss)	24,756,583
NET ASSETS	$86,917,832
NET ASSET VALUE, per share	$36.99
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,350,002
Investments, at cost	$63,640,576
Repurchase agreements, at cost	$—
Total investments, at cost	$63,640,576
Foreign currency, at cost (proceeds)	$12,562
Securities on loan, at value	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund II
Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	First Trust STOXX® European Select Dividend Index Fund (FDD)	First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)	First Trust Dow Jones Global Select Dividend Index Fund (FGD)
INVESTMENT INCOME:
Dividends	$10,435,589	$309,674	$24,935,532
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(1,570,010)	(7,842)	(1,925,707)
Total investment income	8,865,579	301,832	23,009,825

EXPENSES:
Investment advisory fees	1,439,877	47,169 (a)	2,109,247
Licensing fees	215,982	—	279,920
Accounting and administration fees	165,511	—	238,299
Audit and tax fees	36,846	—	33,823
Custodian fees	27,838	—	78,119
Shareholder reporting fees	23,238	—	30,091
Transfer agent fees	17,997	—	25,351
Legal fees	8,189	—	11,466
Trustees’ fees and expenses	5,123	—	5,168
Listing fees	4,395	—	4,395
Excise tax expense	—	—	—
Other expenses	3,683	15	6,311
Total expenses	1,948,679	47,184	2,822,190
Less fees waived and expenses reimbursed by the investment advisor	—	—	—
Net expenses	1,948,679	47,184	2,822,190
NET INVESTMENT INCOME (LOSS)	6,916,900	254,648	20,187,635

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(6,051,835)	(79,083)	111,347,561
In-kind redemptions	69,386,155	—	—
Foreign currency transactions	(5,862)	(618)	(1,562,197)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	63,328,458	(79,701)	109,785,364
Net change in unrealized appreciation (depreciation) on:
Investments	(3,667,573)	(15,001)	(5,961,503)
Foreign currency translation	(35,533)	(951)	(365,465)
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	(3,703,106)	(15,952)	(6,326,968)
NET REALIZED AND UNREALIZED GAIN (LOSS)	59,625,352	(95,653)	103,458,396
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,542,252	$158,995	$123,646,031

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust Global Wind Energy ETF (FAN)	First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)	First Trust Indxx Global Natural Resources Income ETF (FTRI)	First Trust Indxx Global Agriculture ETF (FTAG)

$1,104,846	$179,756	$42,294,725	$1,672,723	$73,450
109,903	124	192,220	5,563	—
(368,193)	—	(2,747,974)	(31,072)	(2,361)
846,556	179,880	39,738,971	1,647,214	71,089

415,579	64,261 (a)	11,339,618	395,341 (a)	29,722 (a)
103,122	—	2,594,491	—	—
50,377	—	921,666	—	—
24,658	—	26,408	—	—
17,112	—	117,978	—	—
22,213	—	77,282	—	—
5,195	—	84,695	—	—
2,215	—	69,034	—	—
4,910	—	6,238	—	—
4,697	—	5,054	—	—
—	—	—	—	—
1,694	13	22,909	82	6
651,772	64,274	15,265,373	395,423	29,728
(28,269)	—	—	—	—
623,503	64,274	15,265,373	395,423	29,728
223,053	115,606	24,473,598	1,251,791	41,361

8,471,493	58,605	(31,040,302)	215,061	(310,917)
1,713,488	1,289,074	72,722,860	806,291	—
(56,238)	—	725,154	(5,559)	(2,472)
—	—	—	—	(30,604)
10,128,743	1,347,679	42,407,712	1,015,793	(343,993)

43,420,001	92,513	274,927,105	16,007,695	1,273,556
(14,341)	—	(30,036)	(7,103)	(185)
—	—	—	(40,302)	79,221
43,405,660	92,513	274,897,069	15,960,290	1,352,592
53,534,403	1,440,192	317,304,781	16,976,083	1,008,599
$53,757,456	$1,555,798	$341,778,379	$18,227,874	$1,049,960
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations (Continued)
For the Six Months Ended March 31, 2026 (Unaudited)

	First Trust Indxx NextG ETF (NXTG)	First Trust S-Network Future Vehicles & Technology ETF (CARZ)	First Trust Cloud Computing ETF (SKYY)
INVESTMENT INCOME:
Dividends	$4,008,447	$180,692	$5,603,055
Securities lending income (net of fees)	301,529	31,474	22,595
Foreign withholding tax	(327,579)	(15,667)	(44,026)
Total investment income	3,982,397	196,499	5,581,624

EXPENSES:
Investment advisory fees	1,473,351 (a)	151,276 (a)	8,589,734 (a)
Licensing fees	—	—	—
Accounting and administration fees	—	—	—
Audit and tax fees	—	—	—
Custodian fees	—	—	—
Shareholder reporting fees	—	—	—
Transfer agent fees	—	—	—
Legal fees	—	—	—
Trustees’ fees and expenses	—	—	—
Listing fees	—	—	—
Excise tax expense	—	—	—
Other expenses	347	28	3,261
Total expenses	1,473,698	151,304	8,592,995
Less fees waived and expenses reimbursed by the investment advisor	—	—	—
Net expenses	1,473,698	151,304	8,592,995
NET INVESTMENT INCOME (LOSS)	2,508,699	45,195	(3,011,371)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,194,433	1,639,042	23,460,928
In-kind redemptions	25,987,612	1,705,905	167,939,478
Foreign currency transactions	(62,203)	(6,708)	—
Foreign capital gains tax	(40,673)	—	—
Net realized gain (loss)	31,079,169	3,338,239	191,400,406
Net change in unrealized appreciation (depreciation) on:
Investments	982,114	1,812,169	(751,994,929)
Foreign currency translation	(24,210)	(1,223)	—
Deferred foreign capital gains tax	281,043	—	—
Net change in unrealized appreciation (depreciation)	1,238,947	1,810,946	(751,994,929)
NET REALIZED AND UNREALIZED GAIN (LOSS)	32,318,116	5,149,185	(560,594,523)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,826,815	$5,194,380	$(563,605,894)

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

First Trust International Equity Opportunities ETF (FPXI)	First Trust Nasdaq Cybersecurity ETF (CIBR)	First Trust IPOX® Europe Equity Opportunities ETF (FPXE)	First Trust Dow Jones International Internet ETF (FDNI)	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

$974,178	$50,206,278	$35,472	$118,537	$245,273
204,697	31,077,165	433	—	—
(114,923)	(2,904,417)	(4,594)	(7,463)	(21,574)
1,063,952	78,379,026	31,311	111,074	223,699

551,047 (a)	30,688,616 (a)	16,471 (a)	205,196 (a)	55,640 (a)
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	1,802
140	8,899	4	41	8
551,187	30,697,515	16,475	205,237	57,450
—	—	—	—	—
551,187	30,697,515	16,475	205,237	57,450
512,765	47,681,511	14,836	(94,163)	166,249

4,068,021	(626,924,097)	(107,714)	(4,385,268)	185,056
5,885,969	773,417,395	—	6,433,519	—
(56,134)	(997,676)	23	(3,133)	(17,581)
—	—	—	—	566
9,897,856	145,495,622	(107,691)	2,045,118	168,041

(4,821,527)	(2,154,662,228)	(30,913)	(22,394,378)	2,558,223
(3,570)	5,783	(397)	(927)	(431)
—	—	—	—	42,690
(4,825,097)	(2,154,656,445)	(31,310)	(22,395,305)	2,600,482
5,072,759	(2,009,160,823)	(139,001)	(20,350,187)	2,768,523
$5,585,524	$(1,961,479,312)	$(124,165)	$(20,444,350)	$2,934,772
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations (Continued)
For the Six Months Ended March 31, 2026 (Unaudited)

First Trust Emerging Markets Human Flourishing ETF (FTHF)
INVESTMENT INCOME:
Dividends	$1,075,681
Securities lending income (net of fees)	—
Foreign withholding tax	(122,438)
Total investment income	953,243

EXPENSES:
Investment advisory fees	249,441 (a)
Licensing fees	—
Accounting and administration fees	—
Audit and tax fees	—
Custodian fees	—
Shareholder reporting fees	—
Transfer agent fees	—
Legal fees	—
Trustees’ fees and expenses	—
Listing fees	—
Excise tax expense	—
Other expenses	42
Total expenses	249,483
Less fees waived and expenses reimbursed by the investment advisor	—
Net expenses	249,483
NET INVESTMENT INCOME (LOSS)	703,760

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,615,776
In-kind redemptions	867,138
Foreign currency transactions	(51,355)
Foreign capital gains tax	—
Net realized gain (loss)	4,431,559
Net change in unrealized appreciation (depreciation) on:
Investments	9,426,714
Foreign currency translation	340
Deferred foreign capital gains tax	—
Net change in unrealized appreciation (depreciation)	9,427,054
NET REALIZED AND UNREALIZED GAIN (LOSS)	13,858,613
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,562,373

(a)	Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).
See Notes to Financial Statements

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First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets

	First Trust STOXX® European Select Dividend Index Fund (FDD)		First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025
OPERATIONS:
Net investment income (loss)	$6,916,900	$22,558,456	$254,648	$434,787
Net realized gain (loss)	63,328,458	13,029,401	(79,701)	538,835
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	(3,703,106)	74,187,348	(15,952)	(2,443,228)
Net increase (decrease) in net assets resulting from operations	66,542,252	109,775,205	158,995	(1,469,606)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(8,935,871)	(23,162,021)	(400,850)	(528,300)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	322,961,683	445,671,288	—	—
Cost of shares redeemed	(239,572,069)	(30,762,454)	—	(2,009,659)
Net increase (decrease) in net assets resulting from shareholder transactions	83,389,614	414,908,834	—	(2,009,659)
Total increase (decrease) in net assets	140,995,995	501,522,018	(241,855)	(4,007,565)

NET ASSETS:
Beginning of period	661,493,449	159,971,431	15,537,085	19,544,650
End of period	$802,489,444	$661,493,449	$15,295,230	$15,537,085

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	41,053,334	12,903,334	391,608	441,608
Shares sold	18,050,000	30,350,000	—	—
Shares redeemed	(14,050,000)	(2,200,000)	—	(50,000)
Shares outstanding, end of period	45,053,334	41,053,334	391,608	391,608
See Notes to Financial Statements

First Trust Dow Jones Global Select Dividend Index Fund (FGD)		First Trust Global Wind Energy ETF (FAN)		First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025

$20,187,635	$36,515,626	$223,053	$2,261,327	$115,606	$169,892
109,785,364	4,956,438	10,128,743	(18,463,686)	1,347,679	297,436
—	—	—	140	—	—
(6,326,968)	117,946,971	43,405,660	21,982,439	92,513	1,292,658
123,646,031	159,419,035	53,757,456	5,780,220	1,555,798	1,759,986

(25,500,932)	(40,298,268)	(537,040)	(2,273,501)	(123,951)	(161,252)

272,140,397	250,777,508	18,516,134	32,690,600	7,610,758	3,344,919
—	(42,603,706)	(5,176,122)	(50,163,098)	(3,826,348)	—
272,140,397	208,173,802	13,340,012	(17,472,498)	3,784,410	3,344,919
370,285,496	327,294,569	66,560,428	(13,965,779)	5,216,257	4,943,653

894,037,694	566,743,125	182,574,208	196,539,987	15,103,995	10,160,342
$1,264,323,190	$894,037,694	$249,134,636	$182,574,208	$20,320,252	$15,103,995

31,200,002	23,300,002	9,500,002	10,850,002	200,002	150,002
8,600,000	9,700,000	850,000	1,800,000	100,000	50,000
—	(1,800,000)	(250,000)	(3,150,000)	(50,000)	—
39,800,002	31,200,002	10,100,002	9,500,002	250,002	200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)		First Trust Indxx Global Natural Resources Income ETF (FTRI)
	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025
OPERATIONS:
Net investment income (loss)	$24,473,598	$29,666,025	$1,251,791	$2,524,384
Net realized gain (loss)	42,407,712	(27,043,724)	1,015,793	4,750,558
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	274,897,069	505,489,012	15,960,290	3,762,587
Net increase (decrease) in net assets resulting from operations	341,778,379	508,111,313	18,227,874	11,037,529

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(15,902,421)	(28,599,303)	(1,235,400)	(2,694,651)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,606,524,438	1,809,456,047	15,903,243	10,071,842
Cost of shares redeemed	(175,940,251)	(246,431,746)	(5,315,631)	(51,199,558)
Net increase (decrease) in net assets resulting from shareholder transactions	3,430,584,187	1,563,024,301	10,587,612	(41,127,716)
Total increase (decrease) in net assets	3,756,460,145	2,042,536,311	27,580,086	(32,784,838)

NET ASSETS:
Beginning of period	3,889,226,354	1,846,690,043	105,792,723	138,577,561
End of period	$7,645,686,499	$3,889,226,354	$133,372,809	$105,792,723

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	25,800,002	14,550,002	6,950,002	10,250,002
Shares sold	22,150,000	13,350,000	900,000	700,000
Shares redeemed	(1,100,000)	(2,100,000)	(350,000)	(4,000,000)
Shares outstanding, end of period	46,850,002	25,800,002	7,500,002	6,950,002
See Notes to Financial Statements

First Trust Indxx Global Agriculture ETF (FTAG)		First Trust Indxx NextG ETF (NXTG)		First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025

$41,361	$164,395	$2,508,699	$6,788,609	$45,195	$243,684
(343,993)	(419,226)	31,079,169	21,256,816	3,338,239	220,267
—	—	—	—	—	—
1,352,592	337,610	1,238,947	41,728,653	1,810,946	6,183,742
1,049,960	82,779	34,826,815	69,774,078	5,194,380	6,647,693

(32,269)	(150,531)	(2,922,432)	(6,385,818)	(646,142)	(437,142)

7,191,414	—	26,418,947	30,375,125	11,369,240	2,976,059
—	—	(53,970,440)	(69,565,652)	(4,289,512)	(11,624,106)
7,191,414	—	(27,551,493)	(39,190,527)	7,079,728	(8,648,047)
8,209,105	(67,752)	4,352,890	24,197,733	11,627,966	(2,437,496)

6,201,904	6,269,656	409,844,050	385,646,317	32,702,548	35,140,044
$14,411,009	$6,201,904	$414,196,940	$409,844,050	$44,330,514	$32,702,548

239,928	239,928	3,950,002	4,400,002	450,002	600,002
250,000	—	250,000	350,000	150,000	50,000
—	—	(500,000)	(800,000)	(50,000)	(200,000)
489,928	239,928	3,700,002	3,950,002	550,002	450,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Cloud Computing ETF (SKYY)		First Trust International Equity Opportunities ETF (FPXI)
	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025
OPERATIONS:
Net investment income (loss)	$(3,011,371)	$(5,330,042)	$512,765	$1,023,163
Net realized gain (loss)	191,400,406	671,580,954	9,897,856	19,690,583
Net increase from payment by the advisor	—	—	—	53
Net change in unrealized appreciation (depreciation)	(751,994,929)	152,131,369	(4,825,097)	11,969,439
Net increase (decrease) in net assets resulting from operations	(563,605,894)	818,382,281	5,585,524	32,683,238

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	(312,885)	(1,226,051)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	157,220,285	541,285,924	9,536,484	—
Cost of shares redeemed	(452,135,168)	(1,131,979,091)	(16,134,506)	(18,038,137)
Net increase (decrease) in net assets resulting from shareholder transactions	(294,914,883)	(590,693,167)	(6,598,022)	(18,038,137)
Total increase (decrease) in net assets	(858,520,777)	227,689,114	(1,325,383)	13,419,050

NET ASSETS:
Beginning of period	3,205,221,592	2,977,532,478	158,926,048	145,506,998
End of period	$2,346,700,815	$3,205,221,592	$157,600,665	$158,926,048

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	23,850,002	29,100,002	2,650,002	3,000,002
Shares sold	1,300,000	4,450,000	150,000	—
Shares redeemed	(3,700,000)	(9,700,000)	(250,000)	(350,000)
Shares outstanding, end of period	21,450,002	23,850,002	2,550,002	2,650,002
See Notes to Financial Statements

First Trust Nasdaq Cybersecurity ETF (CIBR)		First Trust IPOX® Europe Equity Opportunities ETF (FPXE)		First Trust Dow Jones International Internet ETF (FDNI)
Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025

$47,681,511	$22,658,608	$14,836	$71,085	$(94,163)	$(33,471)
145,495,622	539,053,060	(107,691)	914,922	2,045,118	16,242,573
—	—	—	—	—	—
(2,154,656,445)	1,520,796,115	(31,310)	(38,295)	(22,395,305)	8,133,064
(1,961,479,312)	2,082,507,783	(124,165)	947,712	(20,444,350)	24,342,166

(47,759,581)	(21,789,185)	(15,000)	(71,241)	(946,001)	(310,800)

1,800,290,713	2,971,360,337	—	1,516,204	55,668,322	79,103,365
(1,354,669,623)	(584,968,489)	—	(1,582,559)	(39,318,166)	(95,920,115)
445,621,090	2,386,391,848	—	(66,355)	16,350,156	(16,816,750)
(1,563,617,803)	4,447,110,446	(139,165)	810,116	(5,040,195)	7,214,616

11,049,070,820	6,601,960,374	4,815,328	4,005,212	48,525,999	41,311,383
$9,485,453,017	$11,049,070,820	$4,676,163	$4,815,328	$43,485,804	$48,525,999

145,400,002	111,350,002	150,002	150,002	1,250,002	1,400,002
24,950,000	42,200,000	—	50,000	1,500,000	2,900,000
(19,000,000)	(8,150,000)	—	(50,000)	(1,150,000)	(3,050,000)
151,350,002	145,400,002	150,002	150,002	1,600,002	1,250,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Bloomberg Emerging Market Democracies ETF (EMDM)		First Trust Emerging Markets Human Flourishing ETF (FTHF)
	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025
OPERATIONS:
Net investment income (loss)	$166,249	$239,074	$703,760	$1,110,127
Net realized gain (loss)	168,041	56,372	4,431,559	(1,295,477)
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	2,600,482	1,651,156	9,427,054	11,114,655
Net increase (decrease) in net assets resulting from operations	2,934,772	1,946,602	14,562,373	10,929,305

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(320,002)	(408,032)	(1,685,182)	(1,282,346)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,435,131	—	30,726,506	1,328,145
Cost of shares redeemed	—	—	(9,374,967)	(1,109,685)
Net increase (decrease) in net assets resulting from shareholder transactions	8,435,131	—	21,351,539	218,460
Total increase (decrease) in net assets	11,049,901	1,538,570	34,228,730	9,865,419

NET ASSETS:
Beginning of period	9,838,290	8,299,720	52,689,102	42,823,683
End of period	$20,888,191	$9,838,290	$86,917,832	$52,689,102

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	350,002	350,002	1,800,002	1,800,002
Shares sold	250,000	—	850,000	50,000
Shares redeemed	—	—	(300,000)	(50,000)
Shares outstanding, end of period	600,002	350,002	2,350,002	1,800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust STOXX® European Select Dividend Index Fund (FDD)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.11	$12.40	$10.91	$9.39	$13.88	$10.27
Income from investment operations:
Net investment income (loss)	0.17 (a)	0.96 (a)	0.72 (a)	0.78 (a)	0.73	0.52
Net realized and unrealized gain (loss)	1.75	3.57	1.52	1.44	(4.52)	3.61
Total from investment operations	1.92	4.53	2.24	2.22	(3.79)	4.13
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.82)	(0.75)	(0.70)	(0.70)	(0.52)
Net asset value, end of period	$17.81	$16.11	$12.40	$10.91	$9.39	$13.88
Total return (b)	11.94%	37.86%	20.98%	23.52%	(27.88)%	40.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$802,489	$661,493	$159,971	$179,517	$161,050	$286,031
Ratio of total expenses to average net assets	0.54% (c)	0.57%	0.59%	0.59%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets	1.92% (c)	6.64%	6.11%	6.82%	5.36%	4.06%
Portfolio turnover rate (d)	26%	31%	43%	49%	57%	58%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.68	$44.26	$38.09	$37.45	$50.11	$38.82
Income from investment operations:
Net investment income (loss)	0.65 (a)	1.05 (a)	0.94 (a)	1.05 (a)	0.89	0.89
Net realized and unrealized gain (loss)	(0.25)	(4.39)	6.17	0.63	(11.90)	10.74
Total from investment operations	0.40	(3.34)	7.11	1.68	(11.01)	11.63
Distributions paid to shareholders from:
Net investment income	(1.02)	(1.24)	(0.94)	(1.04)	(1.65)	(0.34)
Net asset value, end of period	$39.06	$39.68	$44.26	$38.09	$37.45	$50.11
Total return (b)	1.00%	(7.43)%	18.88%	4.42%	(22.72)%	29.95%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,295	$15,537	$19,545	$20,632	$24,030	$34,657
Ratio of total expenses to average net assets	0.60% (c)	0.61% (d)	0.60%	0.60%	0.96%	0.92%
Ratio of net expenses to average net assets	0.60% (c)	0.61% (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	3.24% (c)	2.64%	2.31%	2.61%	2.08%	2.21%
Portfolio turnover rate (e)	18%	36%	28%	39%	70% (f)	11%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective September 30, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones Global Select Dividend Index Fund (FGD)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.66	$24.32	$20.69	$18.56	$24.97	$17.85
Income from investment operations:
Net investment income (loss)	0.59 (a)	1.40 (a)	1.21 (a)	1.48 (a)	1.33	1.22
Net realized and unrealized gain (loss)	3.27	4.38	3.81	2.00	(6.38)	7.10
Total from investment operations	3.86	5.78	5.02	3.48	(5.05)	8.32
Distributions paid to shareholders from:
Net investment income	(0.75)	(1.44)	(1.39)	(1.35)	(1.36)	(1.20)
Net asset value, end of period	$31.77	$28.66	$24.32	$20.69	$18.56	$24.97
Total return (b)	13.60%	24.53%	24.83%	18.65%	(20.98)%	46.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,264,323	$894,038	$566,743	$634,052	$495,576	$504,454
Ratio of total expenses to average net assets	0.54% (c)	0.55%	0.56%	0.56%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets	3.83% (c)	5.51%	5.42%	6.79%	5.74%	5.11%
Portfolio turnover rate (d)	55%	36%	36%	40%	35%	38%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Global Wind Energy ETF (FAN)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.22	$18.11	$14.56	$15.15	$20.92	$17.45
Income from investment operations:
Net investment income (loss)	0.02 (a)	0.24 (a)	0.22 (a)	0.28 (a)	0.25	0.28
Net realized and unrealized gain (loss)	5.48	1.12 (b)	3.57	(0.58)	(5.75)	3.52
Total from investment operations	5.50	1.36	3.79	(0.30)	(5.50)	3.80
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.25)	(0.24)	(0.29)	(0.27)	(0.33)
Net asset value, end of period	$24.67	$19.22	$18.11	$14.56	$15.15	$20.92
Total return (c)	28.70%	7.60%	26.18%	(2.21)%	(26.43)%	21.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$249,135	$182,574	$196,540	$205,288	$243,931	$385,920
Ratio of total expenses to average net assets	0.63% (d)	0.62% (e)	0.67%	0.64%	0.61%	0.62%
Ratio of net expenses to average net assets	0.60% (d)	0.61% (e)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.21% (d)	1.44%	1.39%	1.64%	1.28%	1.34%
Portfolio turnover rate (f)	11%	34%	20%	25%	21%	31%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $140, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.61% and 0.60%, respectively.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$75.52	$67.73	$50.68	$43.42	$53.95	$42.07
Income from investment operations:
Net investment income (loss)	0.46 (a)	0.90 (a)	0.80 (a)	0.67 (a)	1.01	0.87
Net realized and unrealized gain (loss)	5.80	7.78	17.05	7.24	(10.50)	11.79
Total from investment operations	6.26	8.68	17.85	7.91	(9.49)	12.66
Distributions paid to shareholders from:
Net investment income	(0.50)	(0.89)	(0.80)	(0.65)	(1.04)	(0.78)
Net asset value, end of period	$81.28	$75.52	$67.73	$50.68	$43.42	$53.95
Total return (b)	8.32%	12.94%	35.42%	18.23%	(17.80)%	30.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,320	$15,104	$10,160	$7,603	$8,685	$10,790
Ratio of total expenses to average net assets	0.65% (c)	0.66% (d)	0.65%	0.65%	0.86%	1.42%
Ratio of net expenses to average net assets	0.65% (c)	0.66% (d)	0.65%	0.65%	0.69%	0.70%
Ratio of net investment income (loss) to average net assets	1.17% (c)	1.30%	1.35%	1.33%	1.68%	1.81%
Portfolio turnover rate (e)	16%	32%	26%	32%	92% (f)	18%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.65%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective July 29, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$150.75	$126.92	$94.00	$75.30	$92.48	$62.87
Income from investment operations:
Net investment income (loss)	0.67 (a)	1.61 (a)	1.51 (a)	1.27 (a)	0.93	0.64
Net realized and unrealized gain (loss)	12.22	23.70	32.76	18.64	(17.24)	29.73
Total from investment operations	12.89	25.31	34.27	19.91	(16.31)	30.37
Distributions paid to shareholders from:
Net investment income	(0.44)	(1.48)	(1.35)	(1.21)	(0.87)	(0.76)
Net asset value, end of period	$163.20	$150.75	$126.92	$94.00	$75.30	$92.48
Total return (b)	8.56%	20.10%	36.62%	26.39%	(17.70)%	48.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,645,686	$3,889,226	$1,846,690	$1,019,863	$538,430	$550,262
Ratio of total expenses to average net assets	0.53% (c)	0.57% (d)	0.56%	0.57%	0.58%	0.63%
Ratio of net investment income (loss) to average net assets	0.85% (c)	1.26%	1.37%	1.34%	1.02%	1.11%
Portfolio turnover rate (e)	7%	26%	13%	23%	33%	20%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.56%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Global Natural Resources Income ETF (FTRI)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.22	$13.52	$12.69	$12.22	$12.97	$9.57
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.32 (a)	0.60 (a)	0.79 (a)	1.17	0.80
Net realized and unrealized gain (loss)	2.56	1.74	0.91	0.46	(0.67)	3.29 (b)
Total from investment operations	2.74	2.06	1.51	1.25	0.50	4.09
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.36)	(0.68)	(0.78)	(1.25)	(0.69)
Net asset value, end of period	$17.78	$15.22	$13.52	$12.69	$12.22	$12.97
Total return (c)	18.09%	15.59%	12.11%	10.17%	3.27%	42.87%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$133,373	$105,793	$138,578	$232,839	$199,747	$36,312
Ratio of total expenses to average net assets	0.70% (d)	0.71% (e)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.22% (d)	2.42%	4.60%	5.93%	11.85%	9.06%
Portfolio turnover rate (f)	5%	41%	71%	82%	69%	99%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Global Agriculture ETF (FTAG)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.85	$26.13	$26.06	$26.63	$29.53	$21.73
Income from investment operations:
Net investment income (loss)	0.13 (a)	0.69 (a)	0.58 (a)	0.76 (a)	0.56	0.45
Net realized and unrealized gain (loss)	3.53	(0.34)	(0.01)	(0.37) (b)	(2.97)	7.78
Total from investment operations	3.66	0.35	0.57	0.39	(2.41)	8.23
Distributions paid to shareholders from:
Net investment income	(0.10)	(0.63)	(0.50)	(0.96)	(0.49)	(0.43)
Net asset value, end of period	$29.41	$25.85	$26.13	$26.06	$26.63	$29.53
Total return (c)	14.19%	1.47%	2.27%	1.35%	(8.28)%	37.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,411	$6,202	$6,270	$12,770	$22,370	$5,609
Ratio of total expenses to average net assets	0.70% (d)	0.71% (e)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.97% (d)	2.72%	2.30%	2.66%	2.50%	1.84%
Portfolio turnover rate (f)	11%	13%	11%	14%	26%	12%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx NextG ETF (NXTG)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$103.76	$87.65	$68.02	$55.75	$76.44	$59.05
Income from investment operations:
Net investment income (loss)	0.66 (a)	1.65 (a)	1.59 (a)	1.23 (a)	1.72	0.95
Net realized and unrealized gain (loss)	8.30	16.04	19.65	12.14	(20.13)	17.10
Total from investment operations	8.96	17.69	21.24	13.37	(18.41)	18.05
Distributions paid to shareholders from:
Net investment income	(0.77)	(1.58)	(1.61)	(1.10)	(1.88)	(0.62)
Net realized gain	—	—	—	—	(0.40)	(0.04)
Total distributions	(0.77)	(1.58)	(1.61)	(1.10)	(2.28)	(0.66)
Net asset value, end of period	$111.95	$103.76	$87.65	$68.02	$55.75	$76.44
Total return (b)	8.65%	20.36%	31.44%	24.01%	(24.71)%	30.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$414,197	$409,844	$385,646	$380,930	$471,056	$1,081,610
Ratio of total expenses to average net assets	0.70% (c)	0.71% (d)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.19% (c)	1.82%	2.05%	1.86%	2.12%	1.42%
Portfolio turnover rate (e)	10%	18%	17%	14%	21%	27%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S-Network Future Vehicles & Technology ETF (CARZ)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$72.67	$58.57	$51.47	$40.41	$58.17	$39.00
Income from investment operations:
Net investment income (loss)	0.08 (a)	0.47 (a)	0.53 (a)	0.69 (a)	1.38	0.60
Net realized and unrealized gain (loss)	8.93	14.50	7.12	11.18	(17.67)	19.04
Total from investment operations	9.01	14.97	7.65	11.87	(16.29)	19.64
Distributions paid to shareholders from:
Net investment income	(1.08)	(0.87)	(0.55)	(0.81)	(1.47)	(0.47)
Net asset value, end of period	$80.60	$72.67	$58.57	$51.47	$40.41	$58.17
Total return (b)	12.44%	25.78%	14.87%	29.47%	(28.66)%	50.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,331	$32,703	$35,140	$41,172	$40,415	$63,989
Ratio of total expenses to average net assets	0.70% (c)	0.71% (d)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.21% (c)	0.79%	0.94%	1.41%	2.57%	1.17%
Portfolio turnover rate (e)	25%	46%	32%	39%	133% (f)	42%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective January 26, 2022, which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Cloud Computing ETF (SKYY)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$134.39	$102.32	$75.93	$60.30	$105.40	$78.48
Income from investment operations:
Net investment income (loss)	(0.13) (a)	(0.18) (a)	(0.09) (a)	(0.05) (a)	0.79	0.15
Net realized and unrealized gain (loss)	(24.86)	32.25	26.48	15.68	(45.08)	26.95
Total from investment operations	(24.99)	32.07	26.39	15.63	(44.29)	27.10
Distributions paid to shareholders from:
Net investment income	—	—	—	—	(0.81)	(0.18)
Net asset value, end of period	$109.40	$134.39	$102.32	$75.93	$60.30	$105.40
Total return (b)	(18.60)%	31.34%	34.76%	25.92%	(42.32)%	34.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,346,701	$3,205,222	$2,977,532	$2,646,045	$2,954,573	$6,239,449
Ratio of total expenses to average net assets	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.21)% (c)	(0.16)%	(0.10)%	(0.07)%	0.96%	0.16%
Portfolio turnover rate (d)	16%	30%	35%	34%	42%	33%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust International Equity Opportunities ETF (FPXI)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$59.97	$48.50	$38.50	$35.71	$64.09	$56.64
Income from investment operations:
Net investment income (loss)	0.20 (a)	0.37 (a)	0.40 (a)	0.21 (a)	0.54	0.40
Net realized and unrealized gain (loss)	1.75	11.54 (b)	10.03	2.91	(28.51)	7.39
Total from investment operations	1.95	11.91	10.43	3.12	(27.97)	7.79
Distributions paid to shareholders from:
Net investment income	(0.12)	(0.44)	(0.43)	(0.33)	(0.41)	(0.34)
Net asset value, end of period	$61.80	$59.97	$48.50	$38.50	$35.71	$64.09
Total return (c)	3.26%	24.66% (b)	27.15%	8.72%	(43.78)%	13.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$157,601	$158,926	$145,507	$167,491	$321,421	$1,163,259
Ratio of total expenses to average net assets	0.70% (d)	0.71% (e)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.65% (d)	0.71%	0.90%	0.53%	0.74%	0.76%
Portfolio turnover rate (f)	57%	118%	106%	133%	119%	118%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $53, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Cybersecurity ETF (CIBR)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$75.99	$59.29	$45.44	$38.56	$48.80	$34.78
Income from investment operations:
Net investment income (loss)	0.32 (a)	0.18 (a)	0.27 (a)	0.16 (a)	0.31	0.04
Net realized and unrealized gain (loss)	(13.32)	16.70	13.85	6.88	(10.25)	14.04
Total from investment operations	(13.00)	16.88	14.12	7.04	(9.94)	14.08
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.18)	(0.27)	(0.16)	(0.30)	(0.06)
Net asset value, end of period	$62.67	$75.99	$59.29	$45.44	$38.56	$48.80
Total return (b)	(17.14)%	28.49%	31.12%	18.29%	(20.53)%	40.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,485,453	$11,049,071	$6,601,960	$4,964,584	$4,731,083	$4,770,298
Ratio of total expenses to average net assets	0.58% (c)	0.59%	0.59%	0.59%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.89% (c)	0.27%	0.50%	0.38%	0.63%	0.07%
Portfolio turnover rate (d)	30%	21%	39%	30%	54%	35%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$32.10	$26.70	$20.82	$17.10	$30.55	$24.88
Income from investment operations:
Net investment income (loss)	0.10 (a)	0.46 (a)	0.41 (a)	0.30 (a)	0.36	0.25
Net realized and unrealized gain (loss)	(0.93)	5.33	6.06	3.72	(13.43)	5.75
Total from investment operations	(0.83)	5.79	6.47	4.02	(13.07)	6.00
Distributions paid to shareholders from:
Net investment income	(0.10)	(0.39)	(0.59)	(0.30)	(0.38)	(0.33)
Net asset value, end of period	$31.17	$32.10	$26.70	$20.82	$17.10	$30.55
Total return (b)	(2.59)%	21.83%	31.38%	23.49%	(42.95)%	24.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,676	$4,815	$4,005	$4,164	$5,131	$10,692
Ratio of total expenses to average net assets	0.70% (c)	0.71% (d)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.63% (c)	1.61%	1.71%	1.42%	1.31%	0.51%
Portfolio turnover rate (e)	62%	105%	107%	119%	118%	118%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dow Jones International Internet ETF (FDNI)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.82	$29.51	$20.97	$19.49	$39.96	$39.08
Income from investment operations:
Net investment income (loss)	(0.05) (a)	(0.02) (a)	0.03 (a)	0.08 (a)	0.00 (a) (b)	(0.18)
Net realized and unrealized gain (loss)	(11.21)	9.55	8.58	1.49	(20.47)	1.13 (c)
Total from investment operations	(11.26)	9.53	8.61	1.57	(20.47)	0.95
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.22)	(0.07)	(0.09)	—	(0.07)
Net asset value, end of period	$27.18	$38.82	$29.51	$20.97	$19.49	$39.96
Total return (d)	(29.21)%	32.62%	41.14%	7.99%	(51.23)%	2.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$43,486	$48,526	$41,311	$26,208	$29,232	$103,903
Ratio of total expenses to average net assets	0.65% (e)	0.66% (f)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	(0.30)% (e)	(0.07)%	0.13%	0.37%	0.00% (g)	(0.55)%
Portfolio turnover rate (h)	24%	45%	33%	65%	29%	34%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(g)	Amount is less than 0.01%.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Emerging Market Democracies ETF (EMDM)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,		Period Ended 9/30/2023 (a)
		2025	2024
Net asset value, beginning of period	$28.11	$23.71	$19.66	$19.81
Income from investment operations:
Net investment income (loss) (b)	0.37	0.68	0.62	0.49
Net realized and unrealized gain (loss)	7.13	4.89	3.94	(0.31)
Total from investment operations	7.50	5.57	4.56	0.18
Distributions paid to shareholders from:
Net investment income	(0.80)	(1.17)	(0.51)	(0.33)
Net asset value, end of period	$34.81	$28.11	$23.71	$19.66
Total return (c)	27.02%	24.91%	23.28%	0.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,888	$9,838	$8,300	$2,949
Ratio of total expenses to average net assets	0.77% (d) (e)	0.76% (f)	0.75%	0.75% (d)
Ratio of net investment income (loss) to average net assets	2.24% (d)	2.93%	2.80%	4.11% (d)
Portfolio turnover rate (g)	7%	24%	22%	12%

(a)	Inception date is March 2, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.75%.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Human Flourishing ETF (FTHF)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Period Ended 9/30/2024 (a)

Net asset value, beginning of period	$29.27	$23.79	$20.00
Income from investment operations:
Net investment income (loss) (b)	0.37	0.62	0.83
Net realized and unrealized gain (loss)	8.37	5.58	3.56
Total from investment operations	8.74	6.20	4.39
Distributions paid to shareholders from:
Net investment income	(0.50)	(0.72)	(0.60)
Net realized gain	(0.52)	—	—
Total distributions	(1.02)	(0.72)	(0.60)
Net asset value, end of period	$36.99	$29.27	$23.79
Total return (c)	30.26%	26.61%	22.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$86,918	$52,689	$42,824
Ratio of total expenses to average net assets	0.75% (d)	0.76% (e)	0.75% (d)
Ratio of net investment income (loss) to average net assets	2.12% (d)	2.58%	3.88% (d)
Portfolio turnover rate (f)	23%	38%	30%

(a)	Inception date is October 30, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the seventeen funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust STOXX® European Select Dividend Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDD”)
First Trust Alerian Disruptive Technology Real Estate ETF – (NYSE Arca ticker “DTRE”)
First Trust Dow Jones Global Select Dividend Index Fund – (NYSE Arca ticker “FGD”)
First Trust Global Wind Energy ETF – (NYSE Arca ticker “FAN”)
First Trust Alerian U.S. NextGen Infrastructure ETF – (NYSE Arca ticker “RBLD”)
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund – (Nasdaq, Inc. (“Nasdaq”) ticker “GRID”)
First Trust Indxx Global Natural Resources Income ETF – (Nasdaq ticker “FTRI”)
First Trust Indxx Global Agriculture ETF – (Nasdaq ticker “FTAG”)
First Trust Indxx NextG ETF – (Nasdaq ticker “NXTG”)
First Trust S-Network Future Vehicles & Technology ETF – (Nasdaq ticker “CARZ”)
First Trust Cloud Computing ETF – (Nasdaq ticker “SKYY”)
First Trust International Equity Opportunities ETF – (Nasdaq ticker “FPXI”)
First Trust Nasdaq Cybersecurity ETF – (Nasdaq ticker “CIBR”)
First Trust IPOX® Europe Equity Opportunities ETF – (Nasdaq ticker “FPXE”)
First Trust Dow Jones International Internet ETF – (Nasdaq ticker “FDNI”)
First Trust Bloomberg Emerging Market Democracies ETF – (NYSE Arca ticker “EMDM”)
First Trust Emerging Markets Human Flourishing ETF – (NYSE Arca ticker “FTHF”)
Each of DTRE, FAN, GRID, FTRI, FTAG, CARZ, FPXI, CIBR, FPXE, FDNI, EMDM and FTHF operates as a non-diversified series of the Trust. Each of FDD, FGD, RBLD, NXTG and SKYY operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust STOXX® European Select Dividend Index Fund	STOXX® Europe Select Dividend 30 Index
First Trust Alerian Disruptive Technology Real Estate ETF	Alerian Disruptive Technology Real Estate Index
First Trust Dow Jones Global Select Dividend Index Fund	Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF	ISE Clean Edge Global Wind EnergyTM Index
First Trust Alerian U.S. NextGen Infrastructure ETF	Alerian U.S. NextGen Infrastructure Index
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	Nasdaq Clean Edge Smart Grid InfrastructureTM Index
First Trust Indxx Global Natural Resources Income ETF	Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF	Indxx Global Agriculture Index
First Trust Indxx NextG ETF	Indxx 5G & NextG Thematic IndexSM
First Trust S-Network Future Vehicles & Technology ETF	S-Network Electric & Future Vehicle Ecosystem Index
First Trust Cloud Computing ETF	ISE CTA Cloud ComputingTM Index
First Trust International Equity Opportunities ETF	IPOX® International Index
First Trust Nasdaq Cybersecurity ETF	Nasdaq CTA CybersecurityTM Index
First Trust IPOX® Europe Equity Opportunities ETF	IPOX®-100 Europe Index
First Trust Dow Jones International Internet ETF	Dow Jones International Internet Index
First Trust Bloomberg Emerging Market Democracies ETF	Bloomberg Emerging Market Democracies Index
First Trust Emerging Markets Human Flourishing ETF	Emerging Markets Human Flourishing Index

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2026, is included with each Fund’s Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2026, FAN, GRID, FTRI, NXTG, CARZ, SKYY, FPXI, CIBR, and FPXE had securities in the securities lending program. During the six months ended March 31, 2026, FAN, RBLD, GRID, FTRI, NXTG, CARZ, SKYY, FPXI, CIBR, and FPXE participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2026, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust STOXX® European Select Dividend Index Fund	$23,162,021	$—	$—
First Trust Alerian Disruptive Technology Real Estate ETF	528,300	—	—
First Trust Dow Jones Global Select Dividend Index Fund	40,298,268	—	—
First Trust Global Wind Energy ETF	2,273,501	—	—
First Trust Alerian U.S. NextGen Infrastructure ETF	161,252	—	—
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	28,599,303	—	—
First Trust Indxx Global Natural Resources Income ETF	2,694,651	—	—
First Trust Indxx Global Agriculture ETF	150,531	—	—
First Trust Indxx NextG ETF	6,385,818	—	—
First Trust S-Network Future Vehicles & Technology ETF	437,142	—	—
First Trust Cloud Computing ETF	—	—	—
First Trust International Equity Opportunities ETF	1,226,051	—	—
First Trust Nasdaq Cybersecurity ETF	21,789,185	—	—
First Trust IPOX® Europe Equity Opportunities ETF	71,241	—	—
First Trust Dow Jones International Internet ETF	310,800	—	—
First Trust Bloomberg Emerging Market Democracies ETF	408,032	—	—
First Trust Emerging Markets Human Flourishing ETF	1,282,346	—	—
As of September 30, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust STOXX® European Select Dividend Index Fund	$2,599,119	$(83,711,397)	$81,588,768
First Trust Alerian Disruptive Technology Real Estate ETF	243,443	(7,761,942)	(375,921)
First Trust Dow Jones Global Select Dividend Index Fund	8,744,647	(223,865,945)	123,477,791
First Trust Global Wind Energy ETF	283,615	(92,848,292)	(10,374,691)
First Trust Alerian U.S. NextGen Infrastructure ETF	12,034	(8,316,388)	3,683,962
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	1,255,752	(91,224,835)	677,977,427
First Trust Indxx Global Natural Resources Income ETF	157,434	(104,441,503)	7,686,080
First Trust Indxx Global Agriculture ETF	7,030	(21,705,702)	(1,257,571)
First Trust Indxx NextG ETF	1,042,041	(1,771,956)	70,903,482
First Trust S-Network Future Vehicles & Technology ETF	624,733	(19,156,892)	6,390,053
First Trust Cloud Computing ETF	—	(1,369,476,679)	741,639,107
First Trust International Equity Opportunities ETF	—	(339,444,846)	41,536,360
First Trust Nasdaq Cybersecurity ETF	1,581,163	(580,710,996)	2,917,147,124
First Trust IPOX® Europe Equity Opportunities ETF	7,130	(3,546,361)	835,666
First Trust Dow Jones International Internet ETF	919,061	(21,048,724)	5,410,604
First Trust Bloomberg Emerging Market Democracies ETF	202,032	(98,183)	2,335,045
First Trust Emerging Markets Human Flourishing ETF	303,430	(1,621,038)	13,197,000
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all the Funds except EMDM and FTHF, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For EMDM, the taxable periods ended 2023, 2024, and 2025 remain open to federal and state audit. For FTHF, the taxable periods ended 2024 and 2025 remain open to federal and state audit. As of March 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust STOXX® European Select Dividend Index Fund	$83,711,397
First Trust Alerian Disruptive Technology Real Estate ETF*	7,761,942
First Trust Dow Jones Global Select Dividend Index Fund	223,865,945
First Trust Global Wind Energy ETF	92,848,292
First Trust Alerian U.S. NextGen Infrastructure ETF	8,316,388
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	91,224,835
First Trust Indxx Global Natural Resources Income ETF	104,441,503
First Trust Indxx Global Agriculture ETF	21,705,702
First Trust Indxx NextG ETF	1,771,956
First Trust S-Network Future Vehicles & Technology ETF	19,156,892
First Trust Cloud Computing ETF	1,369,476,679
First Trust International Equity Opportunities ETF	339,444,846
First Trust Nasdaq Cybersecurity ETF	580,710,996
First Trust IPOX® Europe Equity Opportunities ETF	3,546,361
First Trust Dow Jones International Internet ETF	21,048,724
First Trust Bloomberg Emerging Market Democracies ETF	98,183
First Trust Emerging Markets Human Flourishing ETF	1,621,038

*
$75,097 of First Trust Alerian Disruptive Technology Real Estate ETF’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $38,346 per year.

During the taxable year ended September 30, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Carryforward Utilized
First Trust STOXX® European Select Dividend Index Fund	$9,232,479
First Trust Alerian Disruptive Technology Real Estate ETF	312,859
First Trust Alerian U.S. NextGen Infrastructure ETF	300,482
First Trust Indxx Global Natural Resources Income ETF	4,409,928
First Trust Indxx NextG ETF	5,620,359
First Trust Cloud Computing ETF	207,439,064
First Trust International Equity Opportunities ETF	14,027,559

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
Capital Loss Carryforward Utilized
First Trust Nasdaq Cybersecurity ETF	$181,763,718
First Trust IPOX® Europe Equity Opportunities ETF	294,994
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2025, the Funds had no net late year ordinary or capital losses.
As of March 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust STOXX® European Select Dividend Index Fund	$715,567,752	$97,307,126	$(14,624,987)	$82,682,139
First Trust Alerian Disruptive Technology Real Estate ETF	15,224,720	1,869,868	(1,898,131)	(28,263)
First Trust Dow Jones Global Select Dividend Index Fund	1,109,803,316	161,356,457	(20,016,518)	141,339,939
First Trust Global Wind Energy ETF	220,881,960	59,696,812	(22,723,525)	36,973,287
First Trust Alerian U.S. NextGen Infrastructure ETF	16,538,989	4,165,824	(386,117)	3,779,707
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	6,606,019,325	1,195,825,243	(155,876,408)	1,039,948,835
First Trust Indxx Global Natural Resources Income ETF	124,650,929	29,784,677	(5,325,908)	24,458,769
First Trust Indxx Global Agriculture ETF	14,198,919	1,324,561	(1,148,803)	175,758
First Trust Indxx NextG ETF	351,104,489	116,367,862	(37,138,298)	79,229,564
First Trust S-Network Future Vehicles & Technology ETF	37,731,424	12,173,703	(2,741,307)	9,432,396
First Trust Cloud Computing ETF	2,332,295,178	512,608,793	(492,766,828)	19,841,965
First Trust International Equity Opportunities ETF	142,973,229	38,431,070	(1,698,080)	36,732,990
First Trust Nasdaq Cybersecurity ETF	8,793,884,912	1,544,217,048	(674,079,049)	870,137,999
First Trust IPOX® Europe Equity Opportunities ETF	3,907,204	984,217	(173,720)	810,497
First Trust Dow Jones International Internet ETF	57,250,899	75,955	(14,388,665)	(14,312,710)
First Trust Bloomberg Emerging Market Democracies ETF	15,575,472	5,600,496	(323,508)	5,276,988
First Trust Emerging Markets Human Flourishing ETF	63,640,576	24,817,130	(1,855,629)	22,961,501
I. Expenses
Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Alerian Disruptive Technology Real Estate ETF, First Trust Alerian U.S. NextGen Infrastructure ETF, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust Indxx NextG ETF, First Trust S-Network Future Vehicles & Technology ETF, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, First Trust Nasdaq Cybersecurity ETF, First Trust IPOX® Europe Equity Opportunities ETF, First Trust Dow Jones International Internet ETF, First Trust Bloomberg Emerging Market Democracies ETF, and First Trust Emerging Markets Human Flourishing ETF (the “Unitary Fee Funds”), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust STOXX® European Select Dividend Index Fund	STOXX Limited
First Trust Alerian Disruptive Technology Real Estate ETF	VettaFi LLC

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
Fund	Licensor
First Trust Dow Jones Global Select Dividend Index Fund	S&P Dow Jones Indices LLC
First Trust Global Wind Energy ETF	Nasdaq, Inc.
First Trust Alerian U.S. NextGen Infrastructure ETF	VettaFi LLC
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF	Indxx, Inc.
First Trust Indxx Global Agriculture ETF	Indxx, Inc.
First Trust Indxx NextG ETF	Indxx, Inc.
First Trust S-Network Future Vehicles & Technology ETF	VettaFi LLC
First Trust Cloud Computing ETF	Nasdaq, Inc.
First Trust International Equity Opportunities ETF	IPOX® Schuster LLC
First Trust Nasdaq Cybersecurity ETF	Nasdaq, Inc.
First Trust IPOX® Europe Equity Opportunities ETF	IPOX® Schuster LLC
First Trust Dow Jones International Internet ETF	S&P Dow Jones Indices LLC
First Trust Bloomberg Emerging Market Democracies ETF	Bloomberg Index Services Limited
First Trust Emerging Markets Human Flourishing ETF	Oak City Consulting, LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.
J. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
For the Unitary Fee Funds, First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	RBLD	SKYY	CIBR
Fund net assets up to and including $2.5 billion	0.65000%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.58500%	0.540%	0.540%
Fund net assets greater than $15 billion	0.55250%	0.510%	0.510%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)

Breakpoints	DTRE	FTRI	FTAG	NXTG
Fund net assets up to and including $2.5 billion	0.600%	0.7000%	0.7000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.6825%	0.6825%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.6650%	0.6650%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.6475%	0.6475%	0.6475%
Fund net assets greater than $10 billion	0.540%	0.6300%	0.6300%	0.6300%

Breakpoints	CARZ	FPXI	FPXE	FDNI
Fund net assets up to and including $2.5 billion	0.7000%	0.7000%	0.7000%	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.6825%	0.6825%	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.6650%	0.6650%	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.6475%	0.6475%	0.60125%
Fund net assets greater than $10 billion	0.6300%	0.6300%	0.6300%	0.58500%

Breakpoints	EMDM	FTHF
Fund net assets up to and including $2.5 billion	0.75000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%	0.69375%
Fund net assets greater than $10 billion	0.67500%	0.67500%
For the First Trust STOXX® European Select Dividend Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, and First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (such Funds, the “Expense Cap Funds”), First Trust is paid an annual management fee based on a percentage of each Fund’s average daily net assets and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.40%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.39%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.38%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.37%
Fund net assets greater than $10 billion	0.36%
For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement and Fee Waiver Agreement (“Agreement”) in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the “Expense Cap”). The Expense Cap will be in effect until at least January 31, 2027.

Expense Cap
First Trust STOXX® European Select Dividend Index Fund	0.60%
First Trust Dow Jones Global Select Dividend Index Fund	0.60%
First Trust Global Wind Energy ETF	0.60%
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	0.70%
During the fiscal year ended September 30, 2025, FAN and FPXI received a payment from the Advisor in the amount of $140 and $53, respectively, in connection with a trade error.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust STOXX® European Select Dividend Index Fund	$187,447,609	$188,210,250
First Trust Alerian Disruptive Technology Real Estate ETF	2,815,176	2,999,944
First Trust Dow Jones Global Select Dividend Index Fund	640,557,614	580,804,966
First Trust Global Wind Energy ETF	24,223,657	22,093,478
First Trust Alerian U.S. NextGen Infrastructure ETF	3,041,265	3,045,491
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	682,527,690	394,404,879
First Trust Indxx Global Natural Resources Income ETF	6,547,965	5,137,909
First Trust Indxx Global Agriculture ETF	2,400,006	950,508
First Trust Indxx NextG ETF	42,500,807	42,357,539
First Trust S-Network Future Vehicles & Technology ETF	10,840,497	12,373,005
First Trust Cloud Computing ETF	467,918,844	469,990,229
First Trust International Equity Opportunities ETF	91,213,871	90,215,193
First Trust Nasdaq Cybersecurity ETF	3,170,040,578	3,133,423,651
First Trust IPOX® Europe Equity Opportunities ETF	2,957,608	2,972,970
First Trust Dow Jones International Internet ETF	36,810,367	14,890,368
First Trust Bloomberg Emerging Market Democracies ETF	5,913,340	977,002
First Trust Emerging Markets Human Flourishing ETF	27,557,159	15,744,511
For the six months ended March 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust STOXX® European Select Dividend Index Fund	$320,243,439	$239,015,765
First Trust Alerian Disruptive Technology Real Estate ETF	—	—
First Trust Dow Jones Global Select Dividend Index Fund	195,528,373	—
First Trust Global Wind Energy ETF	16,054,175	4,949,321
First Trust Alerian U.S. NextGen Infrastructure ETF	7,590,060	3,814,341
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	3,311,346,130	161,105,285
First Trust Indxx Global Natural Resources Income ETF	14,103,714	5,102,732
First Trust Indxx Global Agriculture ETF	5,723,416	—
First Trust Indxx NextG ETF	20,886,466	49,529,326
First Trust S-Network Future Vehicles & Technology ETF	9,646,515	1,705,905
First Trust Cloud Computing ETF	157,115,562	451,725,557
First Trust International Equity Opportunities ETF	7,327,971	15,075,743
First Trust Nasdaq Cybersecurity ETF	1,737,354,436	1,356,533,016
First Trust IPOX® Europe Equity Opportunities ETF	—	—
First Trust Dow Jones International Internet ETF	31,795,529	37,515,701

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
	Purchases	Sales
First Trust Bloomberg Emerging Market Democracies ETF	$3,226,224	$—
First Trust Emerging Markets Human Flourishing ETF	11,756,638	3,593,772
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2027.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended March 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended March 31, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
For the Expense Cap Funds (as defined in the Notes to Financial Statements), the applicable aggregate remuneration paid by each Fund during the period covered by the report is included in the Statements of Operations. For the Unitary Fee Funds (as defined in the Notes to Financial Statements), Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Disclaimers
First Trust Cloud Computing ETF
First Trust Nasdaq Cybersecurity ETF
Nasdaq®, ISE CTA Cloud ComputingTM Index, and Nasdaq CTA CybersecurityTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Global Wind Energy ETF
Nasdaq®, Clean Edge®, Nasdaq Clean Edge Smart Grid InfrastructureTM Index, and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Dow Jones International Internet ETF
Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
Alerian, Alerian Disruptive Technology Real Estate Index, and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s

Other Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.
First Trust Indxx Global Agriculture ETF
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx NextG ETF
Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index, and Indxx 5G & NextG Thematic IndexSM (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust International Equity Opportunities ETF
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust STOXX® European Select Dividend Index Fund
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust S-Network Future Vehicles & Technology ETF
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.
First Trust Bloomberg Emerging Market Democracies ETF
Bloomberg® and Bloomberg Emerging Market Democracies Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Emerging Markets Human Flourishing ETF
Oak City Consulting, LLC (“Licensor”) and the Emerging Markets Human Flourishing Index (“index”) are trademarks of the Licensor and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust Emerging Markets Human Flourishing

Other Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
ETF is based on the index and is not sponsored, endorsed, sold or promoted by Licensor, and Licensor makes no representation regarding the advisability of trading in such product.

Semi-Annual Financial Statements and Other Information
For the Period Ended March 31, 2026

First Trust Exchange-Traded Fund II
Book 2

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
First Trust Indxx Metaverse ETF (ARVR)
First Trust Bloomberg Artificial Intelligence ETF (FAI)
First Trust Bloomberg Nuclear Power ETF (RCTR)
First Trust Indxx Critical Metals ETF (FMTL)

Table of Contents
First Trust Exchange-Traded Fund II
Semi-Annual Financial Statements and Other Information
March 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 7.8%
1,766	Caris Life Sciences, Inc. (a)	$31,576
518	Natera, Inc. (a)	103,595
569	Twist Bioscience Corp. (a)	27,039
865	Veracyte, Inc. (a)	27,862
		190,072
	Health Care Equipment & Supplies — 43.7%
567	Align Technology, Inc. (a)	97,201
2,351	Alphatec Holdings, Inc. (a)	25,579
2,934	Dexcom, Inc. (a)	184,255
473	Establishment Labs Holdings, Inc. (a)	26,857
1,128	Globus Medical, Inc., Class A (a)	97,188
403	Inspire Medical Systems, Inc. (a)	20,787
437	Insulet Corp. (a)	91,700
428	Intuitive Surgical, Inc. (a)	197,304
444	iRhythm Holdings, Inc. (a)	52,401
705	PROCEPT BioRobotics Corp. (a)	17,632
620	QuidelOrtho Corp. (a)	10,186
841	ResMed, Inc.	188,788
915	Tandem Diabetes Care, Inc. (a)	17,540
380	TransMedics Group, Inc. (a)	37,776
		1,065,194
	Health Care Providers & Services — 10.5%
1,147	Guardant Health, Inc. (a)	105,948
2,626	Hims & Hers Health, Inc. (a)	54,516
498	Hinge Health, Inc., Class A (a)	19,203
2,783	LifeStance Health Group, Inc. (a)	17,728
1,761	NeoGenomics, Inc. (a)	13,067
1,501	Privia Health Group, Inc. (a)	30,875
863	Progyny, Inc. (a)	14,654
		255,991
	Health Care Technology — 14.1%
1,935	Doximity, Inc., Class A (a)	45,085
1,235	HeartFlow, Inc. (a)	30,048
773	Schrodinger, Inc. (a)	8,781
2,580	Teladoc Health, Inc. (a)	14,061
1,183	Veeva Systems, Inc., Class A (a)	207,806
1,506	Waystar Holding Corp. (a)	36,310
		342,091
	Insurance — 1.9%
4,071	Oscar Health, Inc., Class A (a)	46,694
Shares	Description	Value

	Life Sciences Tools & Services — 21.9%
1,323	10X Genomics, Inc., Class A (a)	$28,087
2,336	Adaptive Biotechnologies Corp. (a)	32,424
801	Illumina, Inc. (a)	98,731
1,205	IQVIA Holdings, Inc. (a)	205,501
2,163	QIAGEN N.V.	86,606
1,799	Tempus AI, Inc., Class A (a)	81,351
		532,700
	Total Common Stocks	2,432,742
	(Cost $2,676,710)
MONEY MARKET FUNDS — 0.2%
4,132	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (b)	4,132
	(Cost $4,132)

	Total Investments — 100.1%	2,436,874
	(Cost $2,680,842)
	Net Other Assets and Liabilities — (0.1)%	(1,394)
	Net Assets — 100.0%	$2,435,480

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,432,742	$2,432,742	$—	$—
Money Market Funds	4,132	4,132	—	—
Total Investments	$2,436,874	$2,436,874	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Communications Equipment — 1.3%
23,679	Sercomm Corp. (TWD) (b)	$56,995
	Electronic Equipment, Instruments & Components — 5.5%
1,085	Amphenol Corp., Class A	137,090
119,226	AUO Corp. (TWD) (b)	55,559
7,204	Sunny Optical Technology Group Co., Ltd. (HKD) (b)	50,228
		242,877
	Entertainment — 30.6%
2,532	Capcom Co., Ltd. (JPY) (b)	53,506
3,630	DeNA Co., Ltd. (JPY) (b)	56,582
724	Electronic Arts, Inc.	147,602
4,936	Koei Tecmo Holdings Co., Ltd. (JPY) (b)	50,766
3,362	Mixi, Inc. (JPY) (b)	54,115
5,234	NetEase, Inc. (HKD) (b)	116,953
1,632	Netflix, Inc. (c)	156,917
1,753	Netmarble Corp. (KRW) (b) (d) (e)	57,722
5,712	Nexon Co., Ltd. (JPY) (b)	107,595
2,240	Nintendo Co., Ltd. (JPY) (b)	127,872
2,256	Pearl Abyss Corp. (KRW) (c)	101,631
2,000	ROBLOX Corp., Class A (c)	113,120
3,330	Square Enix Holdings Co., Ltd. (JPY) (b)	53,067
585	Take-Two Interactive Software, Inc. (c)	115,537
8,464	Ubisoft Entertainment S.A. (EUR) (b) (c)	38,258
		1,351,243
	Health Care Technology — 1.0%
7,767	Teladoc Health, Inc. (c)	42,330
	Household Durables — 2.8%
5,870	Sony Group Corp. (JPY) (b)	122,347
	Interactive Media & Services — 8.8%
4,478	Grindr, Inc. (c)	54,139
229	Meta Platforms, Inc., Class A	131,018
17,591	Snap, Inc., Class A (c)	80,919
1,900	Tencent Holdings Ltd. (HKD) (b)	119,837
		385,913
	Semiconductors & Semiconductor Equipment — 31.1%
722	Advanced Micro Devices, Inc. (c)	146,876
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
3,594	Intel Corp. (c)	$158,603
2,010	Microchip Technology, Inc.	129,866
452	Micron Technology, Inc.	152,704
799	NVIDIA Corp.	139,346
9,036	Pixart Imaging, Inc. (TWD) (b)	51,901
812	QUALCOMM, Inc.	104,569
5,274	STMicroelectronics N.V. (EUR) (b)	180,371
465	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	157,147
784	Texas Instruments, Inc.	152,206
		1,373,589
	Software — 12.3%
436	Adobe, Inc. (c)	105,983
309	Microsoft Corp.	114,382
287	Synopsys, Inc. (c)	113,790
3,263	Unity Software, Inc. (c)	71,590
1,725	Zoom Communications, Inc. (c)	138,673
		544,418
	Technology Hardware, Storage & Peripherals — 6.1%
570	Apple, Inc.	144,660
30,374	Xiaomi Corp., Class B (HKD) (b) (c) (d) (e)	125,465
		270,125
	Total Common Stocks	4,389,837
	(Cost $5,108,188)
MONEY MARKET FUNDS — 0.3%
15,601	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (f)	15,601
	(Cost $15,601)

	Total Investments — 99.8%	4,405,438
	(Cost $5,123,789)
	Net Other Assets and Liabilities — 0.2%	7,251
	Net Assets — 100.0%	$4,412,689

See Notes to Financial Statements

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $1,479,139 or 33.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	64.1%
JPY	14.2
HKD	9.4
EUR	5.0
TWD	3.7
KRW	3.6
Total	100.0%

Country Allocation†	% of Net Assets
United States	60.4%
Japan	14.2
Cayman Islands	9.3
Taiwan	7.3
Netherlands	4.1
South Korea	3.6
France	0.9
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Communications Equipment	$56,995	$—	$56,995	$—
Electronic Equipment, Instruments & Components	242,877	137,090	105,787	—
Entertainment	1,351,243	634,807	716,436	—
Household Durables	122,347	—	122,347	—
Interactive Media & Services	385,913	266,076	119,837	—
Semiconductors & Semiconductor Equipment	1,373,589	1,141,317	232,272	—
Technology Hardware, Storage & Peripherals	270,125	144,660	125,465	—
Other Industry Categories*	586,748	586,748	—	—
Money Market Funds	15,601	15,601	—	—
Total Investments	$4,405,438	$2,926,299	$1,479,139	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.3%
	Broadline Retail — 8.2%
14,577	Amazon.com, Inc. (b)	$3,035,952
	Communications Equipment — 2.1%
4,794	Arista Networks, Inc. (b)	588,607
5,684	Viavi Solutions, Inc. (b)	189,164
		777,771
	Interactive Media & Services — 12.0%
10,477	Alphabet, Inc., Class A	3,012,766
2,538	Meta Platforms, Inc., Class A	1,452,066
		4,464,832
	IT Services — 4.3%
2,627	CoreWeave, Inc., Class A (b)	203,514
361	MongoDB, Inc. (b)	88,362
1,535	Okta, Inc. (b)	120,820
5,586	Shopify, Inc., Class A (CAD) (b)	662,803
2,880	Snowflake, Inc. (b)	434,361
1,021	Wix.com Ltd. (b)	91,961
		1,601,821
	Semiconductors & Semiconductor Equipment — 44.9%
7,386	Advanced Micro Devices, Inc. (b)	1,502,534
1,374	Ambarella, Inc. (b)	70,727
207	ASM International N.V. (EUR) (c)	156,897
1,423	ASML Holding N.V. (EUR) (c)	1,892,253
1,221	Astera Labs, Inc. (b)	133,822
587	BE Semiconductor Industries N.V. (EUR) (c)	125,732
9,498	Broadcom, Inc.	2,939,726
7,894	Marvell Technology, Inc.	781,901
6,415	MediaTek, Inc. (TWD) (c)	307,696
5,025	Micron Technology, Inc.	1,697,646
207	Monolithic Power Systems, Inc.	226,323
17,482	NVIDIA Corp.	3,048,861
4,923	QUALCOMM, Inc.	633,984
2,236	SK hynix, Inc. (KRW) (c)	1,268,628
32,714	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (c)	1,891,999
		16,678,729
	Software — 27.3%
3,836	Adobe, Inc. (b)	932,455
762	Atlassian Corp., Class A (b)	52,007
3,579	Box, Inc., Class A (b)	84,608
7,503	C3.ai, Inc., Class A (b)	63,175
1,244	Cadence Design Systems, Inc. (b)	345,670
Shares	Description	Value

	Software (Continued)
1,116	CrowdStrike Holdings, Inc., Class A (b)	$435,698
2,920	Datadog, Inc., Class A (b)	344,706
3,833	Dropbox, Inc., Class A (b)	87,086
2,437	Dynatrace, Inc. (b)	90,120
2,853	Gitlab, Inc., Class A (b)	61,739
1,248	Intuit, Inc.	539,610
6,791	Microsoft Corp.	2,513,824
8,436	Oracle Corp.	1,241,020
9,835	Palantir Technologies, Inc., Class A (b)	1,438,664
786	Qualys, Inc. (b)	69,050
7,046	SentinelOne, Inc., Class A (b)	90,752
9,527	ServiceNow, Inc. (b)	996,048
847	Synopsys, Inc. (b)	335,819
2,362	Trend Micro, Inc. (JPY) (c)	78,741
6,498	UiPath, Inc., Class A (b)	72,128
2,342	Zoom Communications, Inc. (b)	188,273
466	Zscaler, Inc. (b)	65,375
		10,126,568
	Technology Hardware, Storage & Peripherals — 0.5%
967	NetApp, Inc.	99,011
3,334	Super Micro Computer, Inc. (b)	75,915
		174,926

	Total Investments — 99.3%	36,860,599
	(Cost $37,145,347)
	Net Other Assets and Liabilities — 0.7%	262,334
	Net Assets — 100.0%	$37,122,933

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $5,721,946 or 15.4% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

See Notes to Financial Statements

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	82.7%
TWD	6.0
EUR	5.9
KRW	3.4
CAD	1.8
JPY	0.2
Total	100.0%

Country Allocation†	% of Net Assets
United States	81.7%
Taiwan	5.9
Netherlands	5.9
South Korea	3.4
Canada	1.8
Israel	0.2
Japan	0.2
Cayman Islands	0.2
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Semiconductors & Semiconductor Equipment	$16,678,729	$11,035,524	$5,643,205	$—
Software	10,126,568	10,047,827	78,741	—
Other Industry Categories*	10,055,302	10,055,302	—	—
Total Investments	$36,860,599	$31,138,653	$5,721,946	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Bloomberg Nuclear Power ETF (RCTR)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Aerospace & Defense — 12.3%
15,165	Babcock International Group PLC (GBP) (b)	$235,429
4,953	BWX Technologies, Inc.	1,012,839
1,200	Huntington Ingalls Industries, Inc.	455,880
55,739	Rolls-Royce Holdings PLC (GBP) (b)	846,805
		2,550,953
	Commercial Services & Supplies — 0.3%
1,478	KEPCO Plant Service & Engineering Co., Ltd. (KRW) (b)	55,511
	Construction & Engineering — 3.3%
2,180	Aecon Group, Inc. (CAD)	65,521
2,062	AtkinsRealis Group, Inc. (CAD)	132,664
1,989	Fluor Corp. (c)	92,787
1,910	Hyundai Engineering & Construction Co., Ltd. (KRW) (b)	186,472
898	KEPCO Engineering & Construction Co., Inc. (KRW) (b)	92,746
14,990	Worley Ltd. (AUD) (b)	117,750
		687,940
	Electric Utilities — 28.3%
9,602	CEZ A/S (CZK)	542,657
2,459	Constellation Energy Corp.	686,676
7,669	Duke Energy Corp.	1,004,179
9,596	Entergy Corp.	1,078,207
12,836	Fortum Oyj (EUR) (b)	328,253
30,100	Kansai Electric Power (The) Co., Inc. (JPY) (b)	500,445
7,885	Korea Electric Power Corp. (KRW) (b)	224,173
14,100	Kyushu Electric Power Co., Inc. (JPY) (b)	163,441
7,383	Oklo, Inc. (c)	366,123
10,331	Southern (The) Co.	997,148
		5,891,302
	Electrical Equipment — 14.7%
81,360	Dongfang Electric Corp., Ltd., Class H (HKD) (b)	358,464
17,300	Doosan Enerbility Co., Ltd. (KRW) (b) (c)	1,087,097
1,324	GE Vernova, Inc.	1,155,720
21,600	Harbin Electric Co., Ltd., Class H (HKD) (b)	58,337
Shares	Description	Value

	Electrical Equipment (Continued)
7,496	NuScale Power Corp. (c)	$81,257
676,764	Shanghai Electric Group Co., Ltd., Class H (HKD) (b) (c)	322,462
		3,063,337
	Electronic Equipment, Instruments & Components — 1.3%
14,883	Mirion Technologies, Inc. (c)	276,675
	Independent Power and Renewable Electricity Producers — 10.4%
985,133	CGN Power Co., Ltd., Class H (HKD) (b) (d) (e)	443,435
244,788	Huaneng Power International, Inc., Class H (HKD) (b)	185,352
2,270	Talen Energy Corp. (c)	724,652
5,450	Vistra Corp.	819,298
		2,172,737
	Industrial Conglomerates — 4.1%
28,800	Hitachi Ltd. (JPY) (b)	844,862
	Machinery — 6.3%
12,400	IHI Corp. (JPY) (b)	255,849
36,800	Mitsubishi Heavy Industries Ltd. (JPY) (b)	1,011,141
14,243	Silex Systems Ltd. (AUD) (b) (c)	54,324
		1,321,314
	Metals & Mining — 5.1%
29,423	BHP Group Ltd. (AUD) (b)	1,064,599
	Oil, Gas & Consumable Fuels — 13.6%
9,132	Cameco Corp. (CAD)	993,091
1,043	Centrus Energy Corp., Class A (c)	181,054
161,320	CGN Mining Co., Ltd. (HKD) (b)	80,111
55,697	Denison Mines Corp. (CAD) (c)	197,388
14,004	Energy Fuels, Inc. (CAD) (c)	256,805
36,004	NexGen Energy Ltd. (CAD) (c)	417,730
22,874	Paladin Energy Ltd. (AUD) (b) (c)	182,176
See Notes to Financial Statements

First Trust Bloomberg Nuclear Power ETF (RCTR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
29,637	Uranium Energy Corp. (c)	$400,100
14,609	Yellow Cake PLC (GBP) (b) (c) (d) (e)	116,998
		2,825,453

	Total Investments — 99.7%	20,754,683
	(Cost $20,477,256)
	Net Other Assets and Liabilities — 0.3%	72,243
	Net Assets — 100.0%	$20,826,926

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $8,816,232 or 42.3% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CZK	– Czech Koruna
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	45.0%
JPY	13.4
CAD	9.9
KRW	7.9
HKD	7.0
AUD	6.8
GBP	5.8
CZK	2.6
EUR	1.6
Total	100.0%

Country Allocation†	% of Net Assets
United States	44.8%
Japan	13.3
Canada	9.9
South Korea	7.9
Australia	6.8
China	6.6
United Kingdom	5.2
Czech Republic	2.6
Finland	1.6
Jersey	0.6
Cayman Islands	0.4
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Bloomberg Nuclear Power ETF (RCTR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$2,550,953	$1,468,719	$1,082,234	$—
Construction & Engineering	687,940	290,972	396,968	—
Electric Utilities	5,891,302	4,674,990	1,216,312	—
Electrical Equipment	3,063,337	1,236,977	1,826,360	—
Electronic Equipment, Instruments & Components	276,675	276,675	—	—
Independent Power and Renewable Electricity Producers	2,172,737	1,543,950	628,787	—
Oil, Gas & Consumable Fuels	2,825,453	2,446,168	379,285	—
Other Industry Categories*	3,286,286	—	3,286,286	—
Total Investments	$20,754,683	$11,938,451	$8,816,232	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Critical Metals ETF (FMTL)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Chemicals — 1.7%
7,530	Elkem ASA (NOK) (b) (c) (d)	$22,036
302	Intrepid Potash, Inc. (e)	12,917
4,018	Sociedad Quimica y Minera de Chile S.A., ADR (e)	325,217
		360,170
	Metals & Mining — 84.1%
7,304	Alcoa Corp.	484,474
29,170	Anglo American PLC (GBP) (d)	1,252,423
10,150	Anglogold Ashanti PLC	988,204
8,980	Antofagasta PLC (GBP) (d)	402,701
22,194	Barrick Mining Corp.	905,293
46,072	BHP Group Ltd. (AUD) (d)	1,667,002
7,942	Boliden AB (SEK) (d) (e)	416,334
15,669	Capstone Copper Corp. (CAD) (e)	118,157
5,669	Centerra Gold, Inc. (CAD)	100,820
5,826	Cia de Minas Buenaventura S.A.A., ADR	209,969
256	Eramet S.A. (EUR) (d)	15,307
3,356	Ferroglobe PLC	13,827
19,302	First Quantum Minerals Ltd. (CAD) (e)	461,494
30,104	Freeport-McMoRan, Inc.	1,769,513
273,404	Glencore PLC (GBP) (d)	2,070,714
88,555	Grupo Mexico S.A.B. de C.V., Series B (MXN)	948,250
12,119	Iluka Resources Ltd. (AUD) (d)	56,973
15,199	JX Advanced Metals Corp. (JPY) (d)	336,868
3,875	KGHM Polska Miedz S.A. (PLN) (d) (e)	283,107
19,318	Lundin Mining Corp. (CAD)	481,735
1,499	Mitsui Kinzoku Co. (JPY) (d)	284,338
8,606	Newmont Corp.	931,600
35,881	Norsk Hydro ASA (NOK) (d)	382,434
6,497	OceanaGold Corp. (CAD)	204,844
20,046	Sibanye Stillwater Ltd., ADR	246,967
127,688	South32 Ltd. (AUD) (d)	386,640
2,157	Southern Copper Corp.	371,133
5,670	SSR Mining, Inc. (e)	166,698
6,599	Sumitomo Metal Mining Co., Ltd. (JPY) (d)	384,083
13,295	Teck Resources Ltd., Class B	688,016
46,034	Vedanta Ltd. (INR) (d)	322,982
7,095	Wheaton Precious Metals Corp.	929,516
		18,282,416
	Oil, Gas & Consumable Fuels — 9.4%
12,271	Cameco Corp.	1,332,753
5,160	Encore Energy Corp. (e)	9,288
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
6,383	Energy Fuels, Inc. (e)	$116,490
7,347	NAC Kazatomprom JSC, GDR (c) (d)	580,161
		2,038,692
	Trading Companies & Distributors — 4.3%
24,799	Sumitomo Corp. (JPY) (d)	927,955

	Total Investments — 99.5%	21,609,233
	(Cost $21,062,639)
	Net Other Assets and Liabilities — 0.5%	116,235
	Net Assets — 100.0%	$21,725,468

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $9,792,058 or 45.1% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(e)	Non-income producing security.

See Notes to Financial Statements

First Trust Indxx Critical Metals ETF (FMTL)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	46.6%
GBP	17.2
AUD	9.8
JPY	9.0
CAD	6.3
MXN	4.4
SEK	1.9
NOK	1.9
INR	1.5
PLN	1.3
EUR	0.1
Total	100.0%

Country Allocation†	% of Net Assets
Canada	25.4%
United States	16.4
United Kingdom	12.2
Australia	9.7
Jersey	9.5
Japan	8.9
Mexico	4.4
Kazakhstan	2.7
Sweden	1.9
Norway	1.9
Chile	1.5
India	1.5
Poland	1.3
South Africa	1.1
Peru	1.0
France	0.1
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Chemicals	$360,170	$338,134	$22,036	$—
Metals & Mining	18,282,416	10,020,510	8,261,906	—
Oil, Gas & Consumable Fuels	2,038,692	1,458,531	580,161	—
Trading Companies & Distributors	927,955	—	927,955	—
Total Investments	$21,609,233	$11,817,175	$9,792,058	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund II
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)	First Trust Indxx Metaverse ETF (ARVR)	First Trust Bloomberg Artificial Intelligence ETF (FAI)
ASSETS:
Investments, at value	$2,436,874	$4,405,438	$36,860,599
Cash	—	—	125,630
Foreign currency, at value	—	34	12
Receivables:
Dividends	10	9,891	8,169
Investment securities sold	—	—	141,275
Capital shares sold	—	—	1,856,143
Reclaims	—	—	—
Total Assets	2,436,884	4,415,363	38,991,828

LIABILITIES:
Payables:
Investment advisory fees	1,404	2,674	20,348
Investment securities purchased	—	—	1,839,507
Capital shares redeemed	—	—	9,040
Total Liabilities	1,404	2,674	1,868,895
NET ASSETS	$2,435,480	$4,412,689	$37,122,933

NET ASSETS consist of:
Paid-in capital	$2,881,254	$4,673,740	$36,927,864
Par value	1,500	1,000	10,000
Accumulated distributable earnings (loss)	(447,274)	(262,051)	185,069
NET ASSETS	$2,435,480	$4,412,689	$37,122,933
NET ASSET VALUE, per share	$16.24	$44.13	$37.12
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	150,002	100,002	1,000,002
Investments, at cost	$2,680,842	$5,123,789	$37,145,347
Foreign currency, at cost (proceeds)	$—	$34	$12
See Notes to Financial Statements

First Trust Bloomberg Nuclear Power ETF (RCTR)	First Trust Indxx Critical Metals ETF (FMTL)

$20,754,683	$21,609,233
58,069	89,874
6	254

27,014	37,832
—	—
—	—
—	312
20,839,772	21,737,505

12,846	12,037
—	—
—	—
12,846	12,037
$20,826,926	$21,725,468

$20,193,588	$21,090,761
6,000	6,500
627,338	628,207
$20,826,926	$21,725,468
$34.71	$33.42
600,002	650,002
$20,477,256	$21,062,639
$6	$252
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)	First Trust Indxx Metaverse ETF (ARVR)	First Trust Bloomberg Artificial Intelligence ETF (FAI)
INVESTMENT INCOME:
Dividends	$6,127	$21,056	$69,227
Foreign withholding tax	—	(1,709)	(4,716)
Total investment income	6,127	19,347	64,511

EXPENSES:
Investment advisory fees	8,959	13,655	105,986
Other expenses	3	2	11
Total expenses	8,962	13,657	105,997
NET INVESTMENT INCOME (LOSS)	(2,835)	5,690	(41,486)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	30,229	(215,859)	(184,873)
In-kind redemptions	—	801,701	862,877
Foreign currency transactions	—	(73)	(1,755)
Net realized gain (loss)	30,229	585,769	676,249
Net change in unrealized appreciation (depreciation) on:
Investments	(202,154)	(1,123,023)	(3,261,722)
Foreign currency translation	—	(65)	69
Net change in unrealized appreciation (depreciation)	(202,154)	(1,123,088)	(3,261,653)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(171,925)	(537,319)	(2,585,404)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(174,760)	$(531,629)	$(2,626,890)

(a)	Inception date is November 4, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Bloomberg Nuclear Power ETF (RCTR)	First Trust Indxx Critical Metals ETF (FMTL) (a)

$98,279	$122,082
(4,446)	(6,974)
93,833	115,108

55,230	30,059
—	—
55,230	30,059
38,603	85,049

1,756	52
370,334	—
(292)	(1,672)
371,798	(1,620)

27,331	546,594
(457)	24
26,874	546,618
398,672	544,998
$437,275	$630,047
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Statements of Changes in Net Assets

	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)		First Trust Indxx Metaverse ETF (ARVR)
	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025
OPERATIONS:
Net investment income (loss)	$(2,835)	$(13,028)	$5,690	$7,878
Net realized gain (loss)	30,229	148,294	585,769	364,197
Net change in unrealized appreciation (depreciation)	(202,154)	(57,470)	(1,123,088)	329,437
Net increase (decrease) in net assets resulting from operations	(174,760)	77,796	(531,629)	701,512

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	(13,001)	(28,440)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	845,307	7,458,160	3,794,091
Cost of shares redeemed	—	(870,399)	(5,021,169)	(5,724,986)
Net increase (decrease) in net assets resulting from shareholder transactions	—	(25,092)	2,436,991	(1,930,895)
Total increase (decrease) in net assets	(174,760)	52,704	1,892,361	(1,257,823)

NET ASSETS:
Beginning of period	2,610,240	2,557,536	2,520,328	3,778,151
End of period	$2,435,480	$2,610,240	$4,412,689	$2,520,328

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,002	150,002	50,002	100,002
Shares sold	—	50,000	150,000	100,000
Shares redeemed	—	(50,000)	(100,000)	(150,000)
Shares outstanding, end of period	150,002	150,002	100,002	50,002

(a)	Inception date is November 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is July 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is November 4, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Bloomberg Artificial Intelligence ETF (FAI)		First Trust Bloomberg Nuclear Power ETF (RCTR)		First Trust Indxx Critical Metals ETF (FMTL)
Six Months Ended 3/31/2026 (Unaudited)	Period Ended 9/30/2025 (a)	Six Months Ended 3/31/2026 (Unaudited)	Period Ended 9/30/2025 (b)	Period Ended 3/31/2026 (c) (Unaudited)

$(41,486)	$(17,921)	$38,603	$8,376	$85,049
676,249	580,653	371,798	248	(1,620)
(3,261,653)	2,976,746	26,874	250,124	546,618
(2,626,890)	3,539,478	437,275	258,748	630,047

—	(600)	(68,685)	—	(1,840)

16,227,908	25,475,758	17,326,204	4,641,043	21,097,261
(2,099,634)	(3,393,087)	(1,767,659)	—	—
14,128,274	22,082,671	15,558,545	4,641,043	21,097,261
11,501,384	25,621,549	15,927,135	4,899,791	21,725,468

25,621,549	—	4,899,791	—	—
$37,122,933	$25,621,549	$20,826,926	$4,899,791	$21,725,468

650,002	—	150,002	—	—
400,000	750,002	500,000	150,002	650,002
(50,000)	(100,000)	(50,000)	—	—
1,000,002	650,002	600,002	150,002	650,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,			Period Ended 9/30/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$17.40	$17.05	$14.09	$14.17	$20.44
Income from investment operations:
Net investment income (loss)	(0.02) (b)	(0.08) (b)	(0.09) (b)	(0.10) (b)	(0.10)
Net realized and unrealized gain (loss)	(1.14)	0.43	3.05	0.02	(6.17)
Total from investment operations	(1.16)	0.35	2.96	(0.08)	(6.27)
Net asset value, end of period	$16.24	$17.40	$17.05	$14.09	$14.17
Total return (c)	(6.67)%	2.05%	21.01%	(0.56)%	(30.68)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,435	$2,610	$2,558	$705	$708
Ratio of total expenses to average net assets	0.65% (d)	0.66% (e)	0.65%	0.65%	0.65% (d)
Ratio of net investment income (loss) to average net assets	(0.21)% (d)	(0.46)%	(0.55)%	(0.58)%	(0.61)% (d)
Portfolio turnover rate (f)	25%	12%	16%	18%	5%

(a)	Inception date is March 22, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Metaverse ETF (ARVR)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,			Period Ended 9/30/2022 (a)
		2025	2024	2023
Net asset value, beginning of period	$50.40	$37.78	$29.10	$22.34	$30.21
Income from investment operations:
Net investment income (loss)	0.07 (b)	0.10 (b)	0.07 (b)	0.10 (b)	0.06
Net realized and unrealized gain (loss)	(6.08)	12.80	8.66	6.74	(7.93)
Total from investment operations	(6.01)	12.90	8.73	6.84	(7.87)
Distributions paid to shareholders from:
Net investment income	(0.26)	(0.28)	(0.05)	(0.08)	—
Net asset value, end of period	$44.13	$50.40	$37.78	$29.10	$22.34
Total return (c)	(11.97)%	34.40%	30.01%	30.66%	(26.05)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,413	$2,520	$3,778	$1,455	$1,117
Ratio of total expenses to average net assets	0.70% (d)	0.71% (e)	0.70%	0.70%	0.70% (d)
Ratio of net investment income (loss) to average net assets	0.29% (d)	0.25%	0.20%	0.35%	0.28% (d)
Portfolio turnover rate (f)	39%	51%	39%	31%	11%

(a)	Inception date is April 19, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Artificial Intelligence ETF (FAI)

	Six Months Ended 3/31/2026 (Unaudited)	Period Ended 9/30/2025 (a)

Net asset value, beginning of period	$39.42	$29.84
Income from investment operations:
Net investment income (loss) (b)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	(2.25)	9.65
Total from investment operations	(2.30)	9.59
Distributions paid to shareholders from:
Net investment income	—	(0.01)
Net asset value, end of period	$37.12	$39.42
Total return (c)	(5.83)%	32.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$37,123	$25,622
Ratio of total expenses to average net assets	0.65% (d)	0.66% (d) (e)
Ratio of net investment income (loss) to average net assets	(0.25)% (d)	(0.21)% (d)
Portfolio turnover rate (f)	10%	10%

(a)	Inception date is November 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Bloomberg Nuclear Power ETF (RCTR)

	Six Months Ended 3/31/2026 (Unaudited)	Period Ended 9/30/2025 (a)

Net asset value, beginning of period	$32.66	$30.22
Income from investment operations:
Net investment income (loss) (b)	0.08	0.08
Net realized and unrealized gain (loss)	2.11	2.36
Total from investment operations	2.19	2.44
Distributions paid to shareholders from:
Net investment income	(0.14)	—
Net asset value, end of period	$34.71	$32.66
Total return (c)	6.74%	8.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,827	$4,900
Ratio of total expenses to average net assets	0.70% (d)	0.70% (d)
Ratio of net investment income (loss) to average net assets	0.49% (d)	1.54% (d)
Portfolio turnover rate (e)	8%	0%

(a)	Inception date is July 30, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund II
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Indxx Critical Metals ETF (FMTL)

Period Ended 3/31/2026 (a) (Unaudited)

Net asset value, beginning of period	$24.21
Income from investment operations:
Net investment income (loss) (b)	0.25
Net realized and unrealized gain (loss)	8.98
Total from investment operations	9.23
Distributions paid to shareholders from:
Net investment income	(0.02)
Net asset value, end of period	$33.42
Total return (c)	38.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,725
Ratio of total expenses to average net assets	0.65% (d)
Ratio of net investment income (loss) to average net assets	1.84% (d)
Portfolio turnover rate (e)	1%

(a)	Inception date is November 4, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the five funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Nasdaq Lux Digital Health Solutions ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “EKG”)
First Trust Indxx Metaverse ETF – (Nasdaq ticker “ARVR”)
First Trust Bloomberg Artificial Intelligence ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FAI”)
First Trust Bloomberg Nuclear Power ETF – (NYSE Arca ticker “RCTR”)
First Trust Indxx Critical Metals ETF – (NYSE Arca ticker “FMTL”)(1)

(1)	Commenced investment operations on November 4, 2025.
Each of EKG, FAI, RCTR and FMTL operates as a non-diversified series of the Trust. ARVR operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Nasdaq Lux Digital Health Solutions ETF	Nasdaq Lux Health TechTM Index
First Trust Indxx Metaverse ETF	Indxx Metaverse Index
First Trust Bloomberg Artificial Intelligence ETF	Bloomberg Artificial Intelligence Index
First Trust Bloomberg Nuclear Power ETF	Bloomberg Nuclear Power Index
First Trust Indxx Critical Metals ETF	Indxx Global Critical Metals Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq Lux Digital Health Solutions ETF	$—	$—	$—
First Trust Indxx Metaverse ETF	28,440	—	—
First Trust Bloomberg Artificial Intelligence ETF	600	—	—
First Trust Bloomberg Nuclear Power ETF	—	—	—
As of September 30, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Lux Digital Health Solutions ETF	$(9,252)	$(199,446)	$(63,816)
First Trust Indxx Metaverse ETF	9,875	(92,792)	365,496
First Trust Bloomberg Artificial Intelligence ETF	(20,336)	(5,026)	2,837,321
First Trust Bloomberg Nuclear Power ETF	28,499	—	230,249
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For EKG and ARVR, the taxable years ended 2022, 2023, 2024 and 2025 remain open to federal and state audit. For FAI and RCTR, the taxable period ended 2025 remains open to federal and state audit. As of March 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Nasdaq Lux Digital Health Solutions ETF	$199,446
First Trust Indxx Metaverse ETF	92,792
First Trust Bloomberg Artificial Intelligence ETF	5,026

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Bloomberg Nuclear Power ETF	$—
During the taxable period ended September 30, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Indxx Metaverse ETF	$14,027
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended September 30, 2025, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Nasdaq Lux Digital Health Solutions ETF	$9,252	$—
First Trust Bloomberg Artificial Intelligence ETF	20,336	—

As of March 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Nasdaq Lux Digital Health Solutions ETF	$2,680,842	$234,646	$(478,614)	$(243,968)
First Trust Indxx Metaverse ETF	5,123,789	83,841	(802,192)	(718,351)
First Trust Bloomberg Artificial Intelligence ETF	37,145,347	3,776,646	(4,061,394)	(284,748)
First Trust Bloomberg Nuclear Power ETF	20,477,256	1,931,355	(1,653,928)	277,427
First Trust Indxx Critical Metals ETF	21,062,639	1,169,990	(623,396)	546,594
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	EKG	ARVR	FAI	RCTR	FMTL
Fund net assets up to and including $2.5 billion	0.65000%	0.7000%	0.65000%	0.7000%	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.6825%	0.63375%	0.6825%	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.6650%	0.61750%	0.6650%	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.6475%	0.60125%	0.6475%	0.60125%
Fund net assets greater than $10 billion	0.58500%	0.6300%	0.58500%	0.6300%	0.58500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended March 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Nasdaq Lux Digital Health Solutions ETF	$689,541	$692,420
First Trust Indxx Metaverse ETF	2,332,708	1,463,255
First Trust Bloomberg Artificial Intelligence ETF	4,389,393	3,300,180
First Trust Bloomberg Nuclear Power ETF	3,248,576	1,277,420
First Trust Indxx Critical Metals ETF	391,054	60,509
For the period ended March 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Nasdaq Lux Digital Health Solutions ETF	$—	$—
First Trust Indxx Metaverse ETF	6,541,028	5,000,181
First Trust Bloomberg Artificial Intelligence ETF	14,874,070	2,092,707
First Trust Bloomberg Nuclear Power ETF	15,261,555	1,756,349
First Trust Indxx Critical Metals ETF	20,732,272	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2027 for ARVR, EKG and FAI, July 15, 2027 for RCTR and October 31, 2027 for FMTL.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended March 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended March 31, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund II (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Indxx Critical Metals ETF (the “Fund”), for an initial two-year term at a meeting held on September 9-10, 2025. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund’s investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.65% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as

Other Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by Advisor, the Board considered the Advisor’s statement that the Fund will be unique to the First Trust product line but will be most similar to two other global thematic strategies, each of which has a unitary fee rate schedule starting at an annual rate of 0.65% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimers
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Indxx Metaverse ETF
First Trust Indxx Critical Metals ETF
Indxx, Indxx Metaverse Index and Indxx Global Critical Metals Index (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and

Other Information (Continued)
First Trust Exchange-Traded Fund II
March 31, 2026 (Unaudited)
Indxx makes no representation regarding the advisability of trading in such product. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust Bloomberg Artificial Intelligence ETF
First Trust Bloomberg Nuclear Power ETF
Bloomberg®, Bloomberg Artificial Intelligence Index, and Bloomberg Nuclear Power Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 8, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 8, 2026

* Print the name and title of each signing officer under his or her signature.